UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                      Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Large-Cap Strategy Fund (the “Fund”), covering the semi-annual fiscal period of May 1, 2021, through October 31, 2021. Inside you will find a comprehensive review of the Fund’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Fund’s investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Fund’s semi-annual fiscal period.

The economy

The U.S. economy rode a rollercoaster between May and October. The spread of Covid-19 receded globally, and the anticipated economic reopening appeared to finally take hold. Job growth in the U.S. averaged nearly 900,000 net new jobs per month for May-July. The U.S. economy grew at an annualized rate of 6.7% in the second quarter – the second-highest growth rate since the onset of the pandemic.

Economic momentum began to wane in August 2021 as the delta variant of Covid-19 reared its head globally, interrupting the economic reopening. U.S. economic data soured as improvement in the labor market stagnated and consumer spending dropped. The September Citi U.S. Economic Surprise Index (a measure of how actual economic data releases come in compared to consensus expectations) hit the lowest reading since the pandemic. Through October, the U.S. economy was still “missing” more than 4 million jobs compared to pre-pandemic levels of employment. Labor market participation remained historically low due to a combination of virus concerns, childcare issues, accelerated retirements, generous unemployment benefits and excess savings, and a rethink of work-related priorities. The labor shortage presented real problems for businesses and supply chains. Backlogs at ports and shipping delays increased transportation and shipping costs for businesses, as well as broader input prices. Inflation, as measured by the headline Consumer Price Index, spiked to 6.2% year-over-year in October - the highest rate since 1990. Concerns around rising prices outstripping wages and real purchasing power weighed on consumer sentiment. Near the end of the period, the virus once again began to recede, helping to continue the recovery of the services side of the economy.

Outside of the U.S., the economic picture was dominated by many of the same themes, including supply chain disruptions, a semiconductor shortage, a tight labor market, and rolling waves of virus resurgence. In addition, the Chinese economy struggled under a more stringent regulatory environment and deflating of the country’s property market bubble. The Chinese economy reported growth of just 0.2% annualized. The delta variant and semiconductor shortage weighed on the economies of countries more reliant on manufacturing and autos, such as Japan and Germany. For the second time in three quarters of 2021, Japan’s economy contracted.

Bond markets

Fixed income markets delivered positive returns over the period. Credit and high-yield indices outperformed investment grade municipal bonds. In defiance to the expectations of many market participants, interest rates fell through July before rising in August, September, and October. However, the 10-year Treasury yield ended October slightly lower than it began the period in late May, helping returns for fixed income. The market anticipated the Federal Reserve’s tapering of asset purchases (quantitative easing) to begin before the end of 2022. Volatility in the bond market, as measured by the ICE BofA MOVE Index, increased to the highest level since the onset of the pandemic.

For the six-month period May 1, 2021 to October 31, 2021, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

1.01%	1.06%	2.43%	0.01%	2.36%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

ii

Equity markets

Global equity markets displayed a wide range of returns across major asset classes. The U.S. large cap equity market continued its dominance, outpacing U.S. small cap, international developed, and emerging market equities. September introduced the first bit of volatility in 2021, with the S&P 500® pulling back 5% before surging forward in October with one of the best monthly returns in years. U.S. small cap delivered weaker returns as inflationary concerns and supply chain disruptions weighed on smaller companies. International developed equities delivered positive absolute returns but trailed U.S. large cap as the supply chain disruptions, China economic weakness, and delta variant presented headwinds to the asset class. Emerging market equities severely underperformed as a result of Chinese regulations, property market weakness, a very strict zero-tolerance policy for Covid-19, and supply chain disruptions.

For the six-month period May 1, 2021 to October 31, 2021, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

10.91%	1.85%	4.14%	-4.87%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2021

October 31, 2021 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
WILMINGTON LARGE-CAP STRATEGY FUND

Actual

Class I	$1,000.00	$1,103.10	$1.33	0.25%

Hypothetical (assuming a 5% return before expenses)

Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2021, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets
Common Stocks

Information Technology	28.3%

Health Care	12.9%

Consumer Discretionary	12.7%

Financials	12.6%

Communication Services	10.2%

Industrials	9.1%

Consumer Staples	4.3%

Energy	2.9%

Real Estate	2.7%

Materials	2.4%

Utilities	1.9%

Investment Companies	0.1%

Warrants	0.0	%(1)

Preferred Stock	0.0	%(1)

Rights	0.0	%(1)

Cash Collateral Invested for Securities on Loan(2)	0.5%

Other Assets and Liabilities - Net(3)	(0.6)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

COMMUNICATION SERVICES – 10.2%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

AT&T, Inc.	109,002	$2,753,391

EchoStar Corp., Class A*	170	3,988

Lumen Technologies, Inc.	16,985	201,442

Verizon Communications, Inc.	62,700	3,322,473

		$6,281,294

ENTERTAINMENT – 1.9%

Activision Blizzard, Inc.	11,770	920,296

Electronic Arts, Inc.	4,360	611,490

Liberty Media Corp. - Liberty Formula One, Class A*	455	23,728

Liberty Media Corp. - Liberty Formula One, Class C*	3,085	172,143

Lions Gate Entertainment Corp., Class A*	150	1,943

Live Nation Entertainment, Inc.*	2,020	204,323

Madison Square Garden Entertainment Corp.*	329	23,185

Madison Square Garden Sports Corp.*	29	5,496

Netflix, Inc.*	6,550	4,521,530

Description	Number of Shares	Value

Playtika Holding Corp.*	550	$15,554

Roku, Inc.*	1,750	533,575

Spotify Technology SA*	2,050	593,270

Take-Two Interactive Software, Inc.*	1,750	316,750

Walt Disney Co. (The)*	27,683	4,680,365

World Wrestling Entertainment, Inc., Class A	650	39,708

Zynga, Inc., Class A*	14,000	103,320

		$12,766,676

INTERACTIVE MEDIA & SERVICES – 6.0%

Alphabet, Inc., Class A*	4,595	13,605,427

Alphabet, Inc., Class C*	4,279	12,688,989

IAC/InterActiveCorp*	1,150	175,226

Just Eat Takeaway.com NV, ADR*,#	4,730	67,592

Match Group, Inc.*	4,042	609,453

Meta Platforms, Inc., Class A*	36,330	11,755,298

Pinterest, Inc., Class A*	8,243	367,968

TripAdvisor, Inc.*	1,600	52,752

Twitter, Inc.*	11,860	634,984

Zillow Group, Inc., Class A*	100	10,572

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

3	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Zillow Group, Inc., Class C*	2,395	$248,194

		$40,216,455

MEDIA – 1.2%

Altice USA, Inc., Class A*	2,700	44,010

Cable One, Inc.	90	154,009

Charter Communications, Inc., Class A*	1,952	1,317,385

Comcast Corp., Class A	69,800	3,589,814

Discovery, Inc., Class A*,#	2,200	51,568

Discovery, Inc., Class C*	4,650	104,904

DISH Network Corp., Class A*	3,946	162,062

Fox Corp., Class A	5,476	217,616

Fox Corp., Class B	1,900	70,224

Interpublic Group of Cos., Inc. (The)	6,718	245,677

John Wiley & Sons, Inc., Class A	200	10,834

Liberty Broadband Corp., Class A*	335	53,858

Liberty Broadband Corp., Class C*	2,468	400,927

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,043	51,921

Liberty Media Corp. – Liberty SiriusXM, Class C*	2,486	122,610

New York Times Co. (The), Class A	2,550	139,204

News Corp., Class A	7,057	161,605

News Corp., Class B	1,448	32,667

Nexstar Media Group, Inc., Class A	650	97,455

Omnicom Group, Inc.	3,240	220,579

Sirius XM Holdings, Inc.#	14,990	91,289

ViacomCBS, Inc., Class B	9,096	329,457

		$7,669,675

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	8,919	1,025,952

TOTAL COMMUNICATION SERVICES		$67,960,052

CONSUMER DISCRETIONARY – 12.7%

AUTO COMPONENTS – 0.2%

Aptiv PLC*	4,100	708,849

BorgWarner, Inc.	3,680	165,858

Gentex Corp.	3,580	126,696

Lear Corp.	1,000	171,850

QuantumScape Corp.*,#	1,650	47,751

		$1,221,004

AUTOMOBILES – 2.4%

Ford Motor Co.*	60,000	1,024,800

General Motors Co.*	20,800	1,132,144

Harley-Davidson, Inc.	2,270	82,832

Tesla, Inc.*	12,240	13,635,360

Thor Industries, Inc.	750	76,470

		$15,951,606

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,120	277,953

LKQ Corp.*	4,318	237,836

Pool Corp.	600	309,096

		$824,885

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	883	146,578

Description	Number of Shares	Value

Chegg, Inc.*	2,126	$126,369

frontdoor, Inc.*	1,100	41,008

Graham Holdings Co., Class B	40	23,434

Grand Canyon Education, Inc.*	600	47,820

H&R Block, Inc.	2,500	57,675

Service Corp. International	2,420	165,746

Terminix Global Holdings, Inc.*	1,968	79,665

		$688,295

HOTELS, RESTAURANTS & LEISURE – 2.0%

Aramark	3,333	121,588

Booking Holdings, Inc.*	630	1,525,091

Boyd Gaming Corp.*	1,050	66,969

Caesars Entertainment, Inc.*	2,950	322,907

Carnival Corp.*	20,300	449,848

Chipotle Mexican Grill, Inc.*	450	800,564

Choice Hotels International, Inc.	610	85,778

Churchill Downs, Inc.	550	126,500

Darden Restaurants, Inc.	2,000	288,280

Domino’s Pizza, Inc.	600	293,382

DraftKings, Inc., Class A*	4,550	211,985

Expedia Group, Inc.*	2,152	353,810

Hilton Worldwide Holdings, Inc.*	4,253	612,219

Hyatt Hotels Corp., Class A*	550	46,860

Las Vegas Sands Corp.*	5,070	196,767

Marriott International, Inc., Class A*	4,186	669,844

Marriott Vacations Worldwide Corp.	550	86,471

McDonald’s Corp.	11,299	2,774,469

MGM Resorts International	6,310	297,580

Norwegian Cruise Line Holdings Ltd.*,#	5,750	147,890

Penn National Gaming, Inc.*	2,400	171,840

Planet Fitness, Inc., Class A*	1,178	93,710

Restaurant Brands International LP	47	2,691

Royal Caribbean Cruises Ltd.*	3,180	268,487

Six Flags Entertainment Corp.*	1,100	45,243

Starbucks Corp.	18,090	1,918,806

Travel + Leisure Co.	1,160	63,034

Vail Resorts, Inc.	628	216,478

Wendy’s Co. (The)	2,515	56,085

Wyndham Hotels & Resorts, Inc.	1,560	131,773

Wynn Resorts Ltd.*	1,568	140,806

Yum China Holdings, Inc.	6,300	359,604

Yum! Brands, Inc.	4,700	587,218

		$13,534,577

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	5,220	465,989

Garmin Ltd.	2,290	328,844

Leggett & Platt, Inc.	2,070	96,980

Lennar Corp., Class A	4,160	415,709

Lennar Corp., Class B	176	14,446

Mohawk Industries, Inc.*	855	151,515

Newell Brands, Inc.	5,769	132,052

NVR, Inc.*	50	244,740

PulteGroup, Inc.	3,940	189,435

Tempur Sealy International, Inc.	2,900	128,963

Toll Brothers, Inc.	1,600	96,272

TopBuild Corp.*	500	128,485

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	4

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Whirlpool Corp.	935	$197,126

		$2,590,556

INTERNET & DIRECT MARKETING RETAIL – 3.7%

Amazon.com, Inc.*	6,660	22,460,384

DoorDash, Inc., Class A*	2,150	418,820

eBay, Inc.	9,940	762,597

Etsy, Inc.*	1,900	476,311

Qurate Retail, Inc., Class A	5,900	61,596

Wayfair, Inc., Class A*,#	1,148	285,967

		$24,465,675

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	1,100	102,399

Hasbro, Inc.	1,990	190,562

Mattel, Inc.*	5,050	110,141

Peloton Interactive, Inc., Class A*	4,000	365,760

Polaris, Inc.	900	103,455

YETI Holdings, Inc.*	1,250	122,912

		$995,229

MULTILINE RETAIL – 0.5%

Dollar General Corp.	3,650	808,548

Dollar Tree, Inc.*	3,512	378,453

Kohl’s Corp.	2,410	116,957

Nordstrom, Inc.*	1,780	51,140

Ollie’s Bargain Outlet Holdings, Inc.*	873	59,067

Target Corp.	7,560	1,962,727

		$3,376,892

SPECIALTY RETAIL – 2.4%

Advance Auto Parts, Inc.	950	214,244

AutoNation, Inc.*	830	100,530

AutoZone, Inc.*	360	642,542

Bath & Body Works, Inc.	3,610	249,415

Best Buy Co., Inc.	3,680	449,843

Burlington Stores, Inc.*	1,000	276,290

CarMax, Inc.*	2,500	342,300

Carvana Co.*	1,200	363,816

Dick’s Sporting Goods, Inc.#	800	99,368

Five Below, Inc.*	878	173,229

Floor & Decor Holdings, Inc., Class A*	1,510	205,239

Foot Locker, Inc.	1,310	62,448

GameStop Corp., Class A*,#	850	155,984

Gap, Inc. (The)	2,900	65,801

Home Depot, Inc. (The)	16,150	6,003,601

Leslie’s, Inc.*	1,550	32,054

Lithia Motors, Inc.	400	127,688

Lowe’s Cos., Inc.	10,950	2,560,329

O’Reilly Automotive, Inc.*	1,050	653,436

Penske Automotive Group, Inc.	400	42,420

Petco Health & Wellness Co., Inc.*,#	550	13,602

RH*	250	164,907

Ross Stores, Inc.	5,340	604,488

TJX Cos., Inc. (The)	18,430	1,206,981

Tractor Supply Co.	1,750	380,047

Ulta Beauty, Inc.*	800	293,888

Victoria’s Secret & Co.*	753	38,004

Vroom, Inc.*,#	1,600	30,608

Description	Number of Shares	Value

Williams-Sonoma, Inc.	1,110	$206,160

		$15,759,262

TEXTILES, APPAREL & LUXURY GOODS – 0.8%

Capri Holdings Ltd.*	3,350	178,354

Carter’s, Inc.	550	54,186

Columbia Sportswear Co.	468	48,597

Deckers Outdoor Corp.*	450	177,890

Hanesbrands, Inc.	5,200	88,608

Lululemon Athletica, Inc.*	1,700	792,217

NIKE, Inc., Class B	18,840	3,151,744

PVH Corp.*	1,070	116,983

Ralph Lauren Corp.	735	93,470

Skechers USA, Inc., Class A*	1,843	85,165

Tapestry, Inc.	4,330	168,783

Under Armour, Inc., Class A*	2,428	53,319

Under Armour, Inc., Class C*	3,350	63,248

VF Corp.	5,200	378,976

		$5,451,540

TOTAL CONSUMER DISCRETIONARY		$84,859,521

CONSUMER STAPLES – 4.3%

BEVERAGES – 1.1%

Boston Beer Co., Inc. (The), Class A*	100	49,248

Brown-Forman Corp., Class A	700	44,821

Brown-Forman Corp., Class B	2,125	144,266

Coca-Cola Co. (The)	47,750	2,691,667

Constellation Brands, Inc., Class A	2,050	444,461

Keurig Dr. Pepper, Inc.	8,650	312,179

Molson Coors Beverage Co., Class B	2,300	101,407

Monster Beverage Corp.*	4,550	386,750

PepsiCo., Inc.	17,000	2,747,200

		$6,921,999

FOOD & STAPLES RETAILING – 1.0%

Albertsons Cos., Inc., Class A#	1,250	38,688

Casey’s General Stores, Inc.	435	83,320

Costco Wholesale Corp.	5,500	2,703,470

Grocery Outlet Holding Corp.*,#	1,100	24,409

Kroger Co. (The)	9,350	374,187

Sysco Corp.	6,100	469,090

U.S. Foods Holding Corp.*	2,850	98,809

Walgreens Boots Alliance, Inc.	8,950	420,829

Walmart, Inc.	17,700	2,644,734

		$6,857,536

FOOD PRODUCTS – 0.7%

Archer-Daniels-Midland Co.	7,150	459,316

Beyond Meat, Inc.*,#	700	69,286

Bunge Ltd.	2,095	194,081

Campbell Soup Co.	2,250	89,888

Conagra Brands, Inc.	5,350	172,270

Darling Ingredients, Inc.*	1,950	164,814

Flowers Foods, Inc.	2,300	56,925

Freshpet, Inc.*	450	70,160

General Mills, Inc.	7,300	451,140

Hain Celestial Group, Inc. (The)*	1,200	53,844

Hershey Co. (The)	1,800	315,630

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

5	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Hormel Foods Corp.	3,300	$139,656

Ingredion, Inc.	850	80,946

J.M. Smucker Co. (The)	1,400	172,004

Kellogg Co.	2,900	177,770

Kraft Heinz Co. (The)	8,350	299,681

Lamb Weston Holdings, Inc.	1,850	104,432

McCormick & Co., Inc.	3,000	240,690

Mondelez International, Inc., Class A	17,100	1,038,654

Pilgrim’s Pride Corp.*	550	15,488

Post Holdings, Inc.*	838	85,040

TreeHouse Foods, Inc.*	50	1,807

Tyson Foods, Inc., Class A	3,550	283,893

		$4,737,415

HOUSEHOLD PRODUCTS – 0.9%

Church & Dwight Co., Inc.	2,950	257,712

Clorox Co. (The)	1,600	260,816

Colgate-Palmolive Co.	10,350	788,566

Kimberly-Clark Corp.	4,050	524,435

Procter & Gamble Co. (The)	30,050	4,296,849

Reynolds Consumer Products, Inc.	500	13,490

Spectrum Brands Holdings, Inc.	500	46,875

		$6,188,743

PERSONAL PRODUCTS – 0.2%

Coty, Inc., Class A*	3,140	26,627

Estee Lauder Cos., Inc. (The), Class A	2,850	924,341

Herbalife Nutrition Ltd.*	1,250	58,000

		$1,008,968

TOBACCO – 0.4%

Altria Group, Inc.	23,000	1,014,530

Philip Morris International, Inc.	19,000	1,796,260

		$2,810,790

TOTAL CONSUMER STAPLES		$28,525,451

ENERGY – 2.9%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	11,350	284,658

ChampionX Corp.*	80	2,098

Halliburton Co.	14,913	372,676

NOV, Inc.*	6,398	89,700

Schlumberger NV	23,046	743,464

		$1,492,596

OIL, GAS & CONSUMABLE FUELS – 2.7%

Antero Midstream Corp.	4,200	44,688

APA Corp.	5,740	150,445

Cheniere Energy, Inc.*	3,930	406,362

Chevron Corp.	31,314	3,585,140

ConocoPhillips	21,878	1,629,692

Continental Resources, Inc.#	1,115	54,423

Coterra Energy, Inc.	13,324	284,068

Devon Energy Corp.	10,786	432,303

Diamondback Energy, Inc.	2,897	310,529

DT Midstream, Inc.	1,175	56,353

EOG Resources, Inc.	9,880	913,505

EQT Corp.*	4,300	85,613

Description	Number of Shares	Value

Exxon Mobil Corp.	69,093	$4,454,426

Hess Corp.	4,640	383,125

HollyFrontier Corp.	2,190	74,022

Kinder Morgan, Inc.	31,955	535,246

Marathon Oil Corp.	12,850	209,712

Marathon Petroleum Corp.	10,400	685,672

New Fortress Energy, Inc.#	350	10,500

Occidental Petroleum Corp.	13,660	458,020

ONEOK, Inc.	7,210	458,700

Phillips 66	6,990	522,712

Pioneer Natural Resources Co.	3,476	649,943

Targa Resources Corp.	3,500	191,345

Texas Pacific Land Corp.	100	127,367

Valero Energy Corp.	6,520	504,192

Williams Cos., Inc. (The)	19,770	555,339

		$17,773,442

TOTAL ENERGY		$19,266,038

FINANCIALS – 12.6%

BANKS – 1.4%

Bank of Hawaii Corp.	670	56,615

Bank OZK	2,050	91,574

BOK Financial Corp.	470	47,550

Citizens Financial Group, Inc.	7,000	331,660

Comerica, Inc.	2,480	211,023

Commerce Bancshares, Inc.	1,750	123,392

Cullen/Frost Bankers, Inc.	990	128,205

East West Bancorp, Inc.	2,273	180,658

Fifth Third Bancorp	11,650	507,124

First Citizens BancShares, Inc., Class A#	100	81,390

First Hawaiian, Inc.	2,200	60,698

First Horizon Corp.	8,734	148,216

First Republic Bank	2,950	638,173

FNB Corp.	4,950	57,668

Huntington Bancshares, Inc.	23,846	375,336

KeyCorp.	15,944	371,017

M&T Bank Corp.§	1,610	236,863

PacWest Bancorp	1,689	80,177

People’s United Financial, Inc.	6,750	115,695

Pinnacle Financial Partners, Inc.	1,150	111,055

PNC Financial Services Group, Inc. (The)	6,910	1,458,217

Popular, Inc.	1,288	104,895

Prosperity Bancshares, Inc.	1,523	114,697

Regions Financial Corp.	15,806	374,286

Signature Bank	900	268,038

Sterling Bancorp	3,050	77,623

SVB Financial Group*	900	645,660

Synovus Financial Corp.	2,244	104,548

Truist Financial Corp.	21,907	1,390,437

Umpqua Holdings Corp.	3,450	70,553

Webster Financial Corp.	1,550	86,738

Western Alliance Bancorp	1,695	196,773

Wintrust Financial Corp.	850	75,225

Zions Bancorp NA	2,590	163,144

		$9,084,923

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CAPITAL MARKETS – 3.6%

Affiliated Managers Group, Inc.	770	$129,268

Ameriprise Financial, Inc.	1,840	555,919

Apollo Global Management, Inc.	3,012	231,773

Ares Management Corp., Class A	2,200	186,428

Bank of New York Mellon Corp. (The)	13,170	779,664

BlackRock, Inc.	2,360	2,226,566

Blackstone, Inc.	11,250	1,557,225

Brookfield Asset Management, Inc., Class A	257	15,520

Carlyle Group, Inc. (The)	2,400	134,760

Cboe Global Markets, Inc.	1,800	237,492

Charles Schwab Corp. (The)	24,605	2,018,348

CME Group, Inc.	5,950	1,312,273

Evercore, Inc., Class A	700	106,288

FactSet Research Systems, Inc.	590	261,895

Franklin Resources, Inc.	4,670	147,058

Goldman Sachs Group, Inc. (The)	5,390	2,227,956

Interactive Brokers Group, Inc., Class A	1,248	88,421

Intercontinental Exchange, Inc.	8,990	1,244,755

Invesco Ltd.	5,370	136,452

KKR & Co., Inc.	9,084	723,722

Lazard Ltd., Class A	1,600	78,384

LPL Financial Holdings, Inc.	1,400	229,628

MarketAxess Holdings, Inc.	600	245,202

Moody’s Corp.	2,740	1,107,371

Morgan Stanley	22,476	2,310,083

Morningstar, Inc.	350	110,863

MSCI, Inc.	1,320	877,642

Nasdaq, Inc.	1,930	405,049

Northern Trust Corp.	3,330	409,723

Raymond James Financial, Inc.	3,165	312,037

S&P Global, Inc.	3,940	1,868,190

SEI Investments Co.	1,840	115,994

State Street Corp.	5,970	588,344

Stifel Financial Corp.	1,450	105,662

T Rowe Price Group, Inc.	3,730	808,962

Tradeweb Markets, Inc., Class A	1,650	147,015

Virtu Financial, Inc., Class A	1,350	33,588

		$24,075,520

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	6,263	298,996

American Express Co.	10,640	1,849,019

Capital One Financial Corp.	7,250	1,094,967

Credit Acceptance Corp.*,#	150	89,732

Discover Financial Services	4,980	564,334

OneMain Holdings, Inc.	1,500	79,215

Santander Consumer USA Holdings, Inc.	900	37,530

SLM Corp.	5,710	104,778

Synchrony Financial	9,550	443,597

Upstart Holdings, Inc.*	800	257,632

		$4,819,800

DIVERSIFIED FINANCIAL SERVICES – 4.6%

Bank of America Corp.	120,900	5,776,602

Berkshire Hathaway, Inc., Class B*	30,246	8,680,904

Citigroup, Inc.	33,282	2,301,783

Equitable Holdings, Inc.	6,043	202,441

Description	Number of Shares	Value

Jefferies Financial Group, Inc.	3,748	$161,164

JPMorgan Chase & Co.	48,370	8,217,579

U.S. Bancorp	21,870	1,320,292

Voya Financial, Inc.	2,080	145,122

Wells Fargo & Co.	68,475	3,503,181

		$30,309,068

INSURANCE – 2.2%

Aflac, Inc.	10,550	566,219

Alleghany Corp.*	226	147,212

Allstate Corp. (The)	4,830	597,326

American Financial Group, Inc.	1,000	136,040

American International Group, Inc.	14,330	846,760

American National Group, Inc.	50	9,486

Aon PLC, Class A	3,750	1,199,700

Arch Capital Group Ltd.*	5,870	245,483

Arthur J. Gallagher & Co.	3,280	549,958

Assurant, Inc.	980	158,084

Assured Guaranty Ltd.	900	50,022

Athene Holding Ltd., Class A*	1,710	148,787

Axis Capital Holdings Ltd.	1,280	66,650

Brighthouse Financial, Inc.*	1,250	62,788

Brown & Brown, Inc.	3,740	236,031

Chubb Ltd.	7,247	1,415,919

Cincinnati Financial Corp.	2,356	286,113

CNA Financial Corp.	500	22,430

Erie Indemnity Co., Class A	420	86,440

Everest Re Group Ltd.	620	162,130

Fidelity National Financial, Inc.	4,341	207,977

First American Financial Corp.	1,828	133,700

Globe Life, Inc.	1,943	172,966

GoHealth, Inc., Class A*	750	4,050

Hanover Insurance Group, Inc. (The)	600	75,600

Hartford Financial Services Group, Inc. (The)	5,740	418,618

Kemper Corp.	1,028	65,257

Lemonade, Inc.*,#	650	40,404

Lincoln National Corp.	3,208	231,457

Loews Corp.	4,000	224,280

Markel Corp.*	230	302,020

Marsh & McLennan Cos., Inc.	8,440	1,407,792

Mercury General Corp.	300	16,347

MetLife, Inc.	12,201	766,223

Old Republic International Corp.	4,518	116,700

Primerica, Inc.	623	104,814

Principal Financial Group, Inc.	4,540	304,589

Progressive Corp. (The)	9,480	899,462

Prudential Financial, Inc.	6,180	680,109

Reinsurance Group of America, Inc.	1,140	134,611

RenaissanceRe Holdings Ltd.	678	96,140

Travelers Cos., Inc. (The)	4,180	672,478

Unum Group	3,860	98,314

W.R. Berkley Corp.	2,070	164,772

White Mountains Insurance Group Ltd.	60	63,299

Willis Towers Watson PLC	2,250	545,130

		$14,940,687

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	9,335	148,613

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

7	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Annaly Capital Management, Inc.	24,030	$203,294

New Residential Investment Corp.	7,050	80,088

Starwood Property Trust, Inc.	4,768	121,441

		$553,436

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	82,416

New York Community Bancorp, Inc.	7,783	96,743

Rocket Cos., Inc., Class A#	1,900	31,312

TFS Financial Corp.	955	18,584

		$229,055

TOTAL FINANCIALS		$84,012,489

HEALTH CARE – 12.9%

BIOTECHNOLOGY – 2.0%

AbbVie, Inc.	26,961	3,091,618

ACADIA Pharmaceuticals, Inc.*	100	1,795

Acceleron Pharma, Inc.*	800	139,344

Alnylam Pharmaceuticals, Inc.*	1,750	279,230

Amgen, Inc.	8,564	1,772,491

Biogen, Inc.*	2,300	613,364

BioMarin Pharmaceutical, Inc.*	2,900	229,767

Bluebird Bio, Inc.*	50	1,171

CureVac NV*,#	500	20,035

Exact Sciences Corp.*	2,550	242,811

Exelixis, Inc.*	4,700	101,097

Gilead Sciences, Inc.	18,994	1,232,331

Global Blood Therapeutics, Inc.*	50	1,826

Horizon Therapeutics PLC*	3,200	383,712

Incyte Corp.*	2,810	188,214

Ionis Pharmaceuticals, Inc.*	2,050	65,334

Iovance Biotherapeutics, Inc.*	2,050	49,836

Mirati Therapeutics, Inc.*	550	103,961

Moderna, Inc.*	5,100	1,760,571

Natera, Inc.*	1,150	131,755

Neurocrine Biosciences, Inc.*	1,500	158,115

Novavax, Inc.*	1,100	163,713

Regeneron Pharmaceuticals, Inc.*	1,500	959,910

Sage Therapeutics, Inc.*	800	32,288

Sarepta Therapeutics, Inc.*	1,115	88,230

Seagen, Inc.*	1,950	343,843

Ultragenyx Pharmaceutical, Inc.*	950	79,724

United Therapeutics Corp.*	640	122,086

Vertex Pharmaceuticals, Inc.*	3,943	729,179

		$13,087,351

HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%

Abbott Laboratories	26,095	3,363,385

ABIOMED, Inc.*	700	232,428

Align Technology, Inc.*	1,210	755,488

Baxter International, Inc.	7,480	590,621

Becton Dickinson & Co.	4,334	1,038,383

Boston Scientific Corp.*	21,300	918,669

Cooper Cos., Inc. (The)	750	312,690

Danaher Corp.	9,530	2,971,168

DENTSPLY SIRONA, Inc.	3,479	199,034

DexCom, Inc.*	1,450	903,655

Edwards Lifesciences Corp.*	9,366	1,122,234

Description	Number of Shares	Value

Envista Holdings Corp.*	2,500	$97,750

Globus Medical, Inc., Class A*	1,050	81,029

Hill-Rom Holdings, Inc.	1,110	171,939

Hologic, Inc.*	3,840	281,510

ICU Medical, Inc.*	300	70,239

IDEXX Laboratories, Inc.*	1,280	852,659

Insulet Corp.*	1,000	310,020

Integra LifeSciences Holdings Corp.*	1,048	69,650

Intuitive Surgical, Inc.*	5,400	1,950,102

Masimo Corp.*	800	226,832

Medtronic PLC	20,376	2,442,267

Novocure Ltd.*	1,500	153,855

Penumbra, Inc.*	500	138,275

Quidel Corp.*	568	75,413

ResMed, Inc.	2,170	570,515

STERIS PLC	1,450	338,923

Stryker Corp.	5,250	1,396,867

Tandem Diabetes Care, Inc.*	900	122,697

Teleflex, Inc.	710	253,427

West Pharmaceutical Services, Inc.	1,150	494,362

Zimmer Biomet Holdings, Inc.	3,210	459,415

		$22,965,501

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.*	1,250	77,500

Amedisys, Inc.*	500	84,670

AmerisourceBergen Corp.	2,220	270,884

Anthem, Inc.	3,710	1,614,332

Cardinal Health, Inc.	4,570	218,492

Centene Corp.*	8,580	611,239

Chemed Corp.	250	120,563

Cigna Corp.	5,042	1,077,022

CVS Health Corp.	20,171	1,800,867

DaVita, Inc.*	1,188	122,649

Encompass Health Corp.	1,480	94,069

Guardant Health, Inc.*,#	1,385	161,754

HCA Healthcare, Inc.	3,800	951,748

Henry Schein, Inc.*	2,270	173,314

Humana, Inc.	1,980	917,057

Laboratory Corp. of America Holdings*	1,507	432,539

McKesson Corp.	2,450	509,306

Molina Healthcare, Inc.*	900	266,148

Oak Street Health, Inc.*,#	1,500	70,845

Premier, Inc., Class A	1,700	66,215

Quest Diagnostics, Inc.	1,850	271,543

UnitedHealth Group, Inc.	14,170	6,524,860

Universal Health Services, Inc., Class B	1,180	146,438

		$16,584,054

HEALTH CARE TECHNOLOGY – 0.2%

American Well Corp., Class A*	600	5,400

Cerner Corp.	4,540	337,277

Change Healthcare, Inc.*	3,600	77,508

Teladoc Health, Inc.*	2,177	325,657

Veeva Systems, Inc., Class A*	2,020	640,360

		$1,386,202

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

LIFE SCIENCES TOOLS & SERVICES – 1.5%

10X Genomics, Inc., Class A*	1,250	$201,587

Adaptive Biotechnologies Corp.*	1,600	53,456

Agilent Technologies, Inc.	4,840	762,252

Avantor, Inc.*	8,795	355,142

Berkeley Lights, Inc.*	150	3,488

Bio-Rad Laboratories, Inc., Class A*	340	270,191

Bio-Techne Corp.	600	314,190

Bruker Corp.	1,600	128,480

Charles River Laboratories International, Inc.*	770	345,484

ICON PLC*	102	29,251

Illumina, Inc.*	2,240	929,734

IQVIA Holdings, Inc.*	2,880	752,890

Maravai LifeSciences Holdings, Inc., Class A*	1,050	44,404

Mettler-Toledo International, Inc.*	370	547,926

PerkinElmer, Inc.	1,770	313,095

PPD, Inc.*	2,443	115,236

QIAGEN NV*	3,250	181,220

Repligen Corp.*	800	232,400

Sotera Health Co.*	550	13,585

Syneos Health, Inc.*	1,500	140,010

Thermo Fisher Scientific, Inc.	5,920	3,747,774

Waters Corp.*	960	352,848

		$9,834,643

PHARMACEUTICALS – 3.3%

AstraZeneca PLC, ADR	1	62

Bristol-Myers Squibb Co.	33,876	1,978,359

Catalent, Inc.*	2,350	323,971

Elanco Animal Health, Inc.*	6,750	221,940

Eli Lilly & Co.	12,730	3,243,095

Jazz Pharmaceuticals PLC*	860	114,414

Johnson & Johnson	39,950	6,507,056

Merck & Co., Inc.	38,066	3,351,711

Nektar Therapeutics*	2,900	43,964

Organon & Co.	3,966	145,751

Perrigo Co. PLC	1,808	81,631

Pfizer, Inc.	84,953	3,715,844

Reata Pharmaceuticals, Inc., Class A*	50	4,801

Royalty Pharma PLC, Class A	4,950	195,674

Viatris, Inc.	18,255	243,704

Zoetis, Inc.	7,131	1,541,722

		$21,713,699

TOTAL HEALTH CARE		$85,571,450

INDUSTRIALS – 9.1%

AEROSPACE & DEFENSE – 1.5%

Axon Enterprise, Inc.*	1,000	179,960

Boeing Co. (The)*	8,590	1,778,388

BWX Technologies, Inc.	1,505	85,394

Curtiss-Wright Corp.	715	91,291

General Dynamics Corp.	3,930	796,808

HEICO Corp.	750	104,543

HEICO Corp., Class A	1,202	151,067

Hexcel Corp.*	1,350	76,599

Howmet Aerospace, Inc.	6,316	187,522

Huntington Ingalls Industries, Inc.	645	130,761

Description	Number of Shares	Value

L3Harris Technologies, Inc.	3,132	$722,051

Lockheed Martin Corp.	3,950	1,312,664

Mercury Systems, Inc.*	850	43,809

Northrop Grumman Corp.	2,370	846,611

Raytheon Technologies Corp.	24,354	2,164,096

Spirit AeroSystems Holdings, Inc., Class A	1,690	69,780

Textron, Inc.	3,653	269,774

TransDigm Group, Inc.*	840	524,009

Virgin Galactic Holdings, Inc.*	2,100	39,375

		$9,574,502

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	1,984	192,428

Expeditors International of Washington, Inc.	2,580	318,011

FedEx Corp.	3,960	932,699

GXO Logistics, Inc.*	1,450	128,760

United Parcel Service, Inc., Class B	11,530	2,461,309

		$4,033,207

AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,875	99,000

American Airlines Group, Inc.*	9,643	185,146

Copa Holdings SA, Class A*	750	55,470

Delta Air Lines, Inc.*	10,490	410,474

JetBlue Airways Corp.*	4,850	68,045

Southwest Airlines Co.*	9,730	460,034

United Airlines Holdings, Inc.*	5,083	234,530

		$1,512,699

BUILDING PRODUCTS – 0.7%

A.O. Smith Corp.	2,100	153,447

Advanced Drainage Systems, Inc.	800	90,240

Allegion PLC	1,433	183,854

Armstrong World Industries, Inc.	778	82,196

AZEK Co., Inc. (The)*	1,500	55,035

Builders FirstSource, Inc.*	3,100	180,637

Carlisle Cos., Inc.	890	198,399

Carrier Global Corp.	13,900	725,997

Fortune Brands Home & Security, Inc.	2,110	213,954

Johnson Controls International PLC	12,031	882,714

Lennox International, Inc.	500	149,640

Masco Corp.	4,630	303,496

Owens Corning	1,648	153,940

Trane Technologies PLC	3,850	696,580

Trex Co., Inc.*	1,894	201,522

		$4,271,651

COMMERCIAL SERVICES & SUPPLIES – 0.5%

ADT, Inc.	2,560	21,376

Cintas Corp.	1,420	615,002

Clean Harbors, Inc.*	850	95,659

Copart, Inc.*	3,300	512,457

Driven Brands Holdings, Inc.*	350	11,365

IAA, Inc.*	2,268	135,286

MSA Safety, Inc.	550	84,167

Republic Services, Inc.	3,390	456,294

Rollins, Inc.	3,450	121,543

Stericycle, Inc.*	1,485	99,376

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

9	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Waste Management, Inc.	6,740	$1,079,950

		$3,232,475

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,225	152,123

MasTec, Inc.*	900	80,217

Quanta Services, Inc.	2,238	271,425

Valmont Industries, Inc.	310	74,077

		$577,842

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	500	102,715

AMETEK, Inc.	3,710	491,204

Eaton Corp. PLC	6,378	1,050,839

Emerson Electric Co.	9,690	940,027

Generac Holdings, Inc.*	997	497,065

GrafTech International Ltd.	150	1,605

Hubbell, Inc.	890	177,439

nVent Electric PLC	2,216	78,557

Plug Power, Inc.*	8,000	306,160

Regal Rexnord Corp.	600	91,398

Rockwell Automation, Inc.	1,870	597,278

Sensata Technologies Holding PLC*	2,398	132,130

Shoals Technologies Group, Inc., Class A*	1,200	37,188

Sunrun, Inc.*	2,950	170,156

Vertiv Holdings Co.	4,200	107,856

		$4,781,617

INDUSTRIAL CONGLOMERATES – 1.0%

3M Co.	9,160	1,636,709

General Electric Co.	17,615	1,847,285

Honeywell International, Inc.	11,170	2,441,985

Roper Technologies, Inc.	1,650	804,986

		$6,730,965

MACHINERY – 1.7%

AGCO Corp.	995	121,599

Allison Transmission Holdings, Inc.	1,850	61,716

Caterpillar, Inc.	8,700	1,774,887

Colfax Corp.*	1,650	85,173

Crane Co.	900	92,952

Cummins, Inc.	2,280	546,835

Deere & Co.	4,540	1,554,087

Donaldson Co., Inc.	2,260	135,623

Dover Corp.	2,360	399,029

Flowserve Corp.	2,148	72,216

Fortive Corp.	5,090	385,364

Gates Industrial Corp. PLC*	1,200	19,728

Graco, Inc.	2,720	204,490

IDEX Corp.	1,220	271,535

Illinois Tool Works, Inc.	5,000	1,139,350

Ingersoll Rand, Inc.*	5,894	316,861

ITT, Inc.	1,485	139,694

Lincoln Electric Holdings, Inc.	900	128,160

Middleby Corp. (The)*	850	155,074

Nordson Corp.	950	241,500

Oshkosh Corp.	1,090	116,630

Otis Worldwide Corp.	6,825	548,116

PACCAR, Inc.	5,590	500,976

Description	Number of Shares	Value

Parker-Hannifin Corp.	2,060	$610,975

Pentair PLC	2,564	189,659

Snap-on, Inc.	880	178,842

Stanley Black & Decker, Inc.	2,570	461,906

Timken Co. (The)	1,000	70,950

Toro Co. (The)	1,730	165,163

Trinity Industries, Inc.#	800	22,440

Westinghouse Air Brake Technologies Corp.	2,865	259,942

Woodward, Inc.	875	98,831

Xylem, Inc.	2,910	380,017

		$11,450,320

MARINE – 0.0%**

Kirby Corp.*	1,000	52,410

PROFESSIONAL SERVICES – 0.6%

Booz Allen Hamilton Holding Corp.	2,050	178,063

CACI International, Inc., Class A*	353	101,537

CoStar Group, Inc.*	6,400	550,720

Dun & Bradstreet Holdings, Inc.*	2,150	40,506

Equifax, Inc.	1,960	543,763

FTI Consulting, Inc.*	500	71,960

IHS Markit Ltd.	5,987	782,621

Jacobs Engineering Group, Inc.	2,000	280,840

Leidos Holdings, Inc.	2,200	219,956

ManpowerGroup, Inc.	810	78,286

Nielsen Holdings PLC	5,600	113,400

Robert Half International, Inc.	1,698	191,993

Science Applications International Corp.	800	71,824

TransUnion	3,100	357,399

Verisk Analytics, Inc.	2,550	536,188

		$4,119,056

ROAD & RAIL – 1.2%

AMERCO	163	120,129

CSX Corp.	35,950	1,300,311

JB Hunt Transport Services, Inc.	1,430	281,982

Kansas City Southern	1,480	459,170

Knight-Swift Transportation Holdings, Inc.	2,335	132,371

Landstar System, Inc.	590	103,728

Lyft, Inc., Class A*	4,300	197,241

Norfolk Southern Corp.	3,960	1,160,478

Old Dominion Freight Line, Inc.	1,600	546,160

Ryder System, Inc.	790	67,111

Schneider National, Inc., Class B	923	23,020

Uber Technologies, Inc.*	26,050	1,141,511

Union Pacific Corp.	10,370	2,503,318

XPO Logistics, Inc.*	1,450	124,410

		$8,160,940

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,700	68,085

Fastenal Co.	9,340	533,127

MSC Industrial Direct Co., Inc., Class A	740	62,212

SiteOne Landscape Supply, Inc.*	650	152,724

United Rentals, Inc.*	1,170	443,559

Univar Solutions, Inc.*	2,700	69,066

Watsco, Inc.	500	144,790

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

WW Grainger, Inc.	740	$342,701

		$1,816,264

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Holdings LLC	200	738

TOTAL INDUSTRIALS		$60,314,686

INFORMATION TECHNOLOGY – 28.3%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	900	368,721

Ciena Corp.*	2,423	131,545

Cisco Systems, Inc.	64,300	3,598,871

CommScope Holding Co., Inc.*	3,250	34,808

F5 Networks, Inc.*	963	203,337

Juniper Networks, Inc.	4,640	136,973

Lumentum Holdings, Inc.*	1,200	99,096

Motorola Solutions, Inc.	2,480	616,503

Ubiquiti, Inc.	100	30,553

Viasat, Inc.*	950	56,705

		$5,277,112

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	8,650	664,061

Arrow Electronics, Inc.*	1,235	142,951

Avnet, Inc.	1,650	62,882

CDW Corp.	2,040	380,766

Cognex Corp.	2,700	236,493

Coherent, Inc.*	350	89,040

Corning, Inc.	11,920	423,994

IPG Photonics Corp.*	550	87,456

Jabil, Inc.	2,158	129,394

Keysight Technologies, Inc.*	2,750	495,055

Littelfuse, Inc.	393	115,758

National Instruments Corp.	2,020	85,789

SYNNEX Corp.	643	67,515

Teledyne Technologies, Inc.*	743	333,770

Trimble, Inc.*	3,730	325,890

Vontier Corp.	2,406	81,395

Zebra Technologies Corp., Class A*	800	427,160

		$4,149,369

IT SERVICES – 5.0%

Accenture PLC, Class A	9,800	3,516,142

Akamai Technologies, Inc.*	2,500	263,650

Alliance Data Systems Corp.	790	67,348

Amdocs Ltd.	1,920	149,453

Automatic Data Processing, Inc.	6,380	1,432,246

BigCommerce Holdings, Inc.*,#	50	2,311

Broadridge Financial Solutions, Inc.	1,680	299,729

Cloudflare, Inc., Class A*	3,850	749,672

Cognizant Technology Solutions Corp., Class A	7,860	613,787

Concentrix Corp.	693	123,132

DXC Technology Co.*	3,876	126,241

EPAM Systems, Inc.*	850	572,254

Euronet Worldwide, Inc.*	765	85,825

Fastly, Inc., Class A*,#	1,600	80,976

Fidelity National Information Services, Inc.	9,500	1,052,030

Fiserv, Inc.*	9,160	902,168

Description	Number of Shares	Value

FleetCor Technologies, Inc.*	1,200	$296,892

Gartner, Inc.*	1,300	431,483

Genpact Ltd.	2,645	130,531

Global Payments, Inc.	4,463	638,164

Globant SA*	700	223,433

GoDaddy, Inc., Class A*	2,650	183,301

International Business Machines Corp.	13,560	1,696,356

Jack Henry & Associates, Inc.	1,150	191,452

Mastercard, Inc., Class A	13,220	4,435,574

MongoDB, Inc.*	915	476,980

Okta, Inc.*	1,850	457,283

Paychex, Inc.	4,920	606,538

PayPal Holdings, Inc.*	17,815	4,143,591

Sabre Corp.*	5,150	53,457

Shift4 Payments, Inc., Class A*	700	44,191

Snowflake, Inc., Class A*	2,850	1,008,444

SolarWinds Corp.	437	7,036

Square, Inc., Class A*	6,000	1,527,000

StoneCo Ltd., Class A*	3,750	126,975

Switch, Inc., Class A	1,350	34,128

Twilio, Inc., Class A*	2,450	713,832

VeriSign, Inc.*	1,450	322,871

Visa, Inc., Class A	25,620	5,425,547

Western Union Co. (The)	5,840	106,405

WEX, Inc.*	715	107,036

Wix.com Ltd.*	800	148,768

		$33,574,232

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.3%

Advanced Micro Devices, Inc.*	18,350	2,206,220

Allegro MicroSystems, Inc.*	850	28,356

Analog Devices, Inc.	8,092	1,403,881

Applied Materials, Inc.	13,930	1,903,534

Broadcom, Inc.	6,033	3,207,565

Brooks Automation, Inc.	1,200	139,740

Cirrus Logic, Inc.*	850	68,689

Enphase Energy, Inc.*	1,950	451,679

Entegris, Inc.	2,100	295,638

First Solar, Inc.*	1,600	191,344

Intel Corp.	61,070	2,992,430

KLA Corp.	2,350	875,986

Lam Research Corp.	2,180	1,228,583

Marvell Technology, Inc.	12,411	850,153

Microchip Technology, Inc.	7,778	576,272

Micron Technology, Inc.	17,150	1,185,065

MKS Instruments, Inc.	883	132,494

Monolithic Power Systems, Inc.	680	357,313

NVIDIA Corp.	36,170	9,247,584

NXP Semiconductors NV	4,150	833,569

ON Semiconductor Corp.*	6,478	311,397

Qorvo, Inc.*	1,750	294,403

QUALCOMM, Inc.	17,130	2,278,975

Skyworks Solutions, Inc.	2,550	426,182

SolarEdge Technologies, Inc.*	25	8,867

Teradyne, Inc.	2,450	338,688

Texas Instruments, Inc.	13,950	2,615,346

Universal Display Corp.	600	109,920

Wolfspeed, Inc.*	1,775	213,195

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

11	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Xilinx, Inc.	3,700	$666,000

		$35,439,068

SOFTWARE – 10.9%

Adobe, Inc.*	7,260	4,721,614

Alteryx, Inc., Class A*	850	62,212

Anaplan, Inc.*	2,068	134,854

ANSYS, Inc.*	1,330	504,841

Aspen Technology, Inc.*	1,093	171,262

Atlassian Corp. PLC, Class A*	2,000	916,260

Autodesk, Inc.*	3,330	1,057,641

Avalara, Inc.*	1,333	239,460

Bentley Systems, Inc., Class B#	2,100	124,215

Bill.com Holdings, Inc.*	1,150	338,456

Black Knight, Inc.*	2,337	163,847

C3.ai, Inc., Class A*,#	250	11,280

Cadence Design Systems, Inc.*	4,160	720,138

CDK Global, Inc.	1,926	83,820

Ceridian HCM Holding, Inc.*	1,875	234,844

Citrix Systems, Inc.	1,890	179,040

Coupa Software, Inc.*	1,100	250,470

Crowdstrike Holdings, Inc., Class A*	2,869	808,484

Datadog, Inc., Class A*	3,348	559,283

DocuSign, Inc.*	2,900	807,041

Dolby Laboratories, Inc., Class A	990	87,467

Dropbox, Inc., Class A*	4,150	126,534

Duck Creek Technologies, Inc.*,#	850	26,775

Dynatrace, Inc.*	2,773	207,975

Elastic NV*	1,050	182,185

Everbridge, Inc.*	550	87,621

Fair Isaac Corp.*	450	179,190

Five9, Inc.*	993	156,904

Fortinet, Inc.*	2,000	672,680

Guidewire Software, Inc.*	1,300	163,449

HubSpot, Inc.*	703	569,592

Intuit, Inc.	3,900	2,441,361

Jamf Holding Corp.*,#	700	33,355

Mandiant, Inc.*	3,400	59,296

Manhattan Associates, Inc.*	973	176,638

McAfee Corp., Class A	400	8,548

Microsoft Corp.	114,149	37,854,091

N-Able, Inc.*	436	5,799

nCino, Inc.*	550	39,963

NCR Corp.*	1,970	77,894

New Relic, Inc.*	800	64,928

NortonLifeLock, Inc.	7,970	202,836

Nuance Communications, Inc.*	4,355	239,743

Nutanix, Inc., Class A*	2,950	101,215

Oracle Corp.	25,660	2,461,820

Palantir Technologies, Inc., Class A*	24,550	635,354

Palo Alto Networks, Inc.*	1,440	733,090

Paycom Software, Inc.*	750	410,887

Paylocity Holding Corp.*	575	175,455

Pegasystems, Inc.	620	73,606

PTC, Inc.*	1,700	216,495

RingCentral, Inc., Class A*	1,250	304,725

Salesforce.com, Inc.*	13,966	4,185,471

ServiceNow, Inc.*	3,000	2,093,280

Description	Number of Shares	Value

Smartsheet, Inc., Class A*	1,705	$117,662

Splunk, Inc.*	2,550	420,291

SS&C Technologies Holdings, Inc.	3,500	278,145

Synopsys, Inc.*	2,300	766,314

Teradata Corp.*	1,670	94,455

Trade Desk, Inc. (The), Class A*	6,500	486,915

Tyler Technologies, Inc.*	600	325,932

Unity Software, Inc.*	2,200	332,882

VMware, Inc., Class A*,#	1,160	175,972

Workday, Inc., Class A*	2,800	811,944

Zendesk, Inc.*	1,865	189,857

Zoom Video Communications, Inc., Class A*	3,238	889,317

Zscaler, Inc.*	1,150	366,689

		$72,401,659

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 5.7%

Apple, Inc.	237,890	35,635,922

Dell Technologies, Inc., Class C*	4,219	464,048

Hewlett Packard Enterprise Co.	20,040	293,586

HP, Inc.	19,090	578,999

NetApp, Inc.	3,353	299,423

Pure Storage, Inc., Class A*	3,845	103,277

Western Digital Corp.*	4,783	250,103

Xerox Holdings Corp.	2,300	40,940

		$37,666,298

TOTAL INFORMATION TECHNOLOGY		$188,507,738

MATERIALS – 2.4%

CHEMICALS – 1.4%

Air Products & Chemicals, Inc.	3,600	1,079,316

Albemarle Corp.	1,950	488,416

Ashland Global Holdings, Inc.	1,000	96,010

Axalta Coating Systems Ltd.*	3,310	103,239

Celanese Corp.	1,850	298,794

CF Industries Holdings, Inc.	3,550	201,640

Chemours Co. (The)	2,900	81,258

Corteva, Inc.	12,162	524,790

Dow, Inc.	12,379	692,853

DuPont de Nemours, Inc.	8,462	588,955

Eastman Chemical Co.	2,300	239,269

Ecolab, Inc.	4,000	888,880

Element Solutions, Inc.	3,700	84,027

FMC Corp.	2,200	200,222

Huntsman Corp.	3,350	109,143

International Flavors & Fragrances, Inc.	4,100	604,545

Linde PLC	200	63,840

LyondellBasell Industries NV, Class A	4,200	389,844

Mosaic Co. (The)	5,665	235,494

NewMarket Corp.	100	34,001

Olin Corp.	2,200	125,356

PPG Industries, Inc.	4,100	658,337

RPM International, Inc.	1,900	165,680

Scotts Miracle-Gro Co. (The)	695	103,180

Sherwin-Williams Co. (The)	3,900	1,234,779

Valvoline, Inc.	3,050	103,578

Westlake Chemical Corp.	550	53,537

		$9,448,983

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	750	$111,270

Martin Marietta Materials, Inc.	1,000	392,840

Vulcan Materials Co.	2,150	408,758

		$912,868

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	23,951	289,088

AptarGroup, Inc.	1,065	128,631

Avery Dennison Corp.	1,400	304,808

Ball Corp.	5,200	475,696

Berry Global Group, Inc.*	1,943	127,344

Crown Holdings, Inc.	2,218	230,650

Graphic Packaging Holding Co.	4,555	90,781

International Paper Co.	6,700	332,789

Packaging Corp. of America	1,600	219,792

Sealed Air Corp.	2,700	160,164

Silgan Holdings, Inc.	1,305	52,461

Sonoco Products Co.	1,580	91,561

Westrock Co.	4,250	204,425

		$2,708,190

METALS & MINING – 0.5%

Alcoa Corp.	3,000	137,850

Cleveland-Cliffs, Inc.*,#	7,300	176,003

Freeport-McMoRan, Inc.	23,850	899,622

Newmont Corp.	13,200	712,800

Nucor Corp.	4,800	535,920

Reliance Steel & Aluminum Co.	950	138,852

Royal Gold, Inc.	1,058	104,763

Southern Copper Corp.	1,100	65,989

Steel Dynamics, Inc.	3,300	218,064

United States Steel Corp.	4,150	109,519

		$3,099,382

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	1,700	100,181

Sylvamo Corp.*	609	17,149

		$117,330

TOTAL MATERIALS		$16,286,753

REAL ESTATE – 2.7%

REAL ESTATE INVESTMENT TRUSTS – 2.6%

Alexandria Real Estate Equities, Inc.	1,915	390,928

American Campus Communities, Inc.	1,850	99,382

American Homes 4 Rent, Class A	3,990	161,994

American Tower Corp.	5,910	1,666,443

Americold Realty Trust	3,040	89,589

Apartment Income REIT Corp.	1,754	94,032

Apartment Investment & Management Co., Class A	2,854	21,633

AvalonBay Communities, Inc.	1,872	443,065

Boston Properties, Inc.	2,050	232,962

Brandywine Realty Trust	1,150	15,238

Brixmor Property Group, Inc.	3,750	87,900

Camden Property Trust	1,270	207,137

CoreSite Realty Corp.	550	78,353

Cousins Properties, Inc.	1,833	72,605

Description	Number of Shares	Value

Crown Castle International Corp.	5,740	$1,034,922

CubeSmart	2,583	142,091

CyrusOne, Inc.	1,598	131,068

Digital Realty Trust, Inc.	3,660	577,585

Douglas Emmett, Inc.	2,210	72,223

Duke Realty Corp.	4,960	278,950

Empire State Realty Trust, Inc., Class A	400	3,872

EPR Properties	1,000	50,210

Equinix, Inc.	1,181	988,580

Equity LifeStyle Properties, Inc.	2,350	198,598

Equity Residential	4,900	423,360

Essex Property Trust, Inc.	873	296,759

Extra Space Storage, Inc.	1,700	335,529

Federal Realty Investment Trust	998	120,109

First Industrial Realty Trust, Inc.	1,600	93,168

Gaming and Leisure Properties, Inc.	2,959	143,482

Healthcare Trust of America, Inc., Class A	2,930	97,833

Healthpeak Properties, Inc.	7,230	256,737

Highwoods Properties, Inc.	1,490	66,812

Host Hotels & Resorts, Inc.*	9,780	164,597

Hudson Pacific Properties, Inc.	2,053	52,865

Invitation Homes, Inc.	7,650	315,562

Iron Mountain, Inc.#	4,106	187,398

JBG SMITH Properties	1,721	49,668

Kilroy Realty Corp.	1,525	102,754

Kimco Realty Corp.	7,606	171,896

Lamar Advertising Co., Class A	1,250	141,500

Life Storage, Inc.	975	130,465

Medical Properties Trust, Inc.	7,100	151,443

Mid-America Apartment Communities, Inc.	1,521	310,603

National Retail Properties, Inc.	2,315	105,008

Omega Healthcare Investors, Inc.	3,000	88,080

Paramount Group, Inc.	350	2,968

Park Hotels & Resorts, Inc.*	3,150	58,370

Prologis, Inc.	9,667	1,401,328

Public Storage	2,010	667,682

Rayonier, Inc.	1,915	71,487

Realty Income Corp.	4,910	350,721

Regency Centers Corp.	2,233	157,226

Rexford Industrial Realty, Inc.	1,600	107,520

SBA Communications Corp.	1,450	500,728

Simon Property Group, Inc.	4,393	643,926

SL Green Realty Corp.	957	67,057

Spirit Realty Capital, Inc.	1,450	70,949

STORE Capital Corp.	3,355	115,177

Sun Communities, Inc.	1,400	274,372

UDR, Inc.	3,930	218,233

Ventas, Inc.	4,986	266,103

VEREIT, Inc.	3,306	166,292

VICI Properties, Inc.	7,238	212,435

Vornado Realty Trust	2,326	99,157

Welltower, Inc.	5,570	447,828

Weyerhaeuser Co.	10,342	369,416

WP Carey, Inc.	2,300	177,353

		$17,391,316

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	4,460	464,197

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

13	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Howard Hughes Corp. (The)*	558	$48,619

Jones Lang LaSalle, Inc.*	728	187,991

Opendoor Technologies, Inc.*,#	4,550	107,880

		$808,687

TOTAL REAL ESTATE		$18,200,003

UTILITIES – 1.9%

ELECTRIC UTILITIES – 1.2%

Alliant Energy Corp.	3,050	172,539

American Electric Power Co., Inc.	6,150	520,966

Avangrid, Inc.#	450	23,715

Duke Energy Corp.	9,600	979,296

Edison International	4,500	283,185

Entergy Corp.	2,400	247,248

Evergy, Inc.	2,700	172,125

Eversource Energy	4,150	352,335

Exelon Corp.	11,950	635,620

FirstEnergy Corp.	6,800	262,004

Hawaiian Electric Industries, Inc.	1,200	48,672

IDACORP, Inc.	600	62,592

NextEra Energy, Inc.	24,150	2,060,719

NRG Energy, Inc.	2,900	115,681

OGE Energy Corp.	2,213	75,397

PG&E Corp.*	18,950	219,820

Pinnacle West Capital Corp.	1,450	93,511

PPL Corp.	9,600	276,480

Southern Co. (The)	12,900	803,928

Xcel Energy, Inc.	6,450	416,606

		$7,822,439

GAS UTILITIES – 0.0%**

Atmos Energy Corp.	1,600	147,392

National Fuel Gas Co.	1,050	60,302

UGI Corp.	2,500	108,525

		$316,219

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,300	208,579

Brookfield Renewable Corp., Class A	1,450	60,045

Vistra Corp.	5,750	112,642

		$381,266
MULTI-UTILITIES – 0.5%

Ameren Corp.	3,000	252,870

CenterPoint Energy, Inc.	6,700	174,468

CMS Energy Corp.	3,350	202,173

Consolidated Edison, Inc.	4,150	312,910

Dominion Energy, Inc.	9,993	758,768

DTE Energy Co.	2,350	266,372

MDU Resources Group, Inc.	2,350	72,216

NiSource, Inc.	5,050	124,584

Public Service Enterprise Group, Inc.	6,100	389,180

Sempra Energy	3,850	491,375

WEC Energy Group, Inc.	3,750	337,725

		$3,382,641

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,200	383,196

Description	Number of Shares	Value

Essential Utilities, Inc.	2,450	$115,321

		$498,517

TOTAL UTILITIES		$12,401,082

TOTAL COMMON STOCKS (COST $192,761,905)		$665,905,263

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%*,#	400	9,932

TOTAL REAL ESTATE		$9,932

TOTAL PREFERRED STOCK
(COST $9,880)		$9,932

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	18

TOTAL RIGHTS (COST $0)		$18

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	24,741

TOTAL WARRANTS (COST $0)		$24,741

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF#	1,700	439,246

iShares Russell 1000 Growth ETF#	750	223,500

iShares Russell 1000 Value ETF	1,350	222,129

TOTAL EQUITY FUNDS		$884,875

TOTAL INVESTMENT COMPANIES (COST $822,015)		$884,875

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $541,669, collateralized by U.S. Government Agency Securities, 1.50% to 5.00%, maturing 9/01/28 to 1/01/59; total market value of $552,500.	$541,667	541,667

BNP Paribas SA, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $541,669, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/15/21 to 6/20/65; total market value of $552,500.	541,667	541,667

Daiwa Capital Markets America, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $541,669, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/21 to 11/01/51; total market value of $552,500.	541,667	541,667

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $541,669, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/04/21 to 8/15/51; total market value of $552,500.	$541,667	$541,667

Nomura Securities International, Inc., 0.04%, dated 10/29/21, due 11/01/21, repurchase price $215,637, collateralized by U.S. Government Agency & Treasury Securities, 1.13% to 5.50%, maturing 11/30/23 to 3/15/62; total market value of $219,949.	215,636	215,636

RBC Dominion Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $541,669, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/31/21 to 7/20/51; total market value of $552,500.	541,667	541,667

TOTAL REPURCHASE AGREEMENTS (COST $2,923,971)		$2,923,971

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,923,971)		$2,923,971

TOTAL INVESTMENTS – 100.6% (COST $196,517,771)		$669,748,800
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,923,971)
OTHER ASSETS LESS LIABILITIES – (0.1)%		(972,344)

TOTAL NET ASSETS – 100.0%		$665,852,485

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$665,905,263	$—	$—	$665,905,263

Preferred Stock	9,932	—	—	9,932

Rights	18	—	—	18

Warrants	24,741	—	—	24,741

Investment Companies	884,875	—	—	884,875

Repurchase Agreements	—	2,923,971	—	2,923,971

Total	$666,824,829	$2,923,971	$—	$669,748,800

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

**	Represents less than 0.05%.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

15	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LLC	Limited Liability Corporation

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES	16

October 31, 2021 (unaudited)	Wilmington Large-Cap Strategy Fund

ASSETS:
Investments, at identified cost	$196,517,771	(a)

Investments in securities, at value	$669,748,800	(b),(c)
Income receivable	421,923
Receivable for shares sold	511,658
Receivable for investments sold	537,869
Prepaid assets	19,456

TOTAL ASSETS	671,239,706

LIABILITIES:
Collateral for securities on loan	2,923,971
Due to custodian	128,268
Payable for investments purchased	269,518
Payable for shares redeemed	1,777,912
Payable for Trustees’ fees	8,722
Payable for administration fees	16,601
Payable for investment advisory fees	74,054
Other accrued expenses	188,175

TOTAL LIABILITIES	5,387,221

NET ASSETS	$665,852,485

NET ASSETS CONSIST OF:

Paid-in capital	$173,814,714
Distributable earnings (loss)	492,037,771

TOTAL NET ASSETS	$665,852,485

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$665,852,485

Shares outstanding (unlimited shares authorized)	20,169,125

Net Asset Value and Offering Price per share	$33.01

(a)	Includes $127,293 of investments in affiliated issuers.
(b)	Includes $236,863 of investments in affiliated issuers.
(c)	Including $2,842,273 of securities on loan (Note 2).

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

17	STATEMENT OF OPERATIONS

Six Months Ended October 31, 2021 (unaudited)	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$4,203,419	(a),(b)
Securities lending income, net	6,955

TOTAL INVESTMENT INCOME	4,210,374

EXPENSES:
Investment advisory fees	1,610,330
Administration fees	96,765
Portfolio accounting and administration fees	74,995
Custodian fees	13,316
Transfer and dividend disbursing agent fees and expenses	47,080
Trustees’ fees	26,986
Professional fees	45,918
Share registration costs	12,173
Printing and postage	13,446
Miscellaneous	30,930

TOTAL EXPENSES	1,971,939

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(1,166,774)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,166,774)

Net expenses	805,165

Net investment income	3,405,209

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	12,683,864

Net change in unrealized appreciation (depreciation) on unaffiliated investments	47,011,827
Net change in unrealized appreciation (depreciation) of affiliated investments	(17,018)

Net change in unrealized appreciation (depreciation)	46,994,809

Net realized and unrealized gain (loss)	59,678,673

Change in net assets resulting from operations	$63,083,882

(a)	Includes $3,542 received from affiliated issuers.
(b)	Net of foreign withholding taxes of $546.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	18

	Wilmington Large-Cap Strategy Fund
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS:
Net investment income	$3,405,209	$7,192,341
Net realized gain (loss)	12,683,864	39,471,050
Net change in unrealized appreciation (depreciation)	46,994,809	167,901,197

Change in net assets resulting from operations	63,083,882	214,564,588

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(3,266,435)	(48,612,170)

Total distributions to shareholders	(3,266,435)	(48,612,170)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	16,016,464	45,492,298
Distributions reinvested
Class I	925,556	35,222,149
Cost of shares redeemed
Class I	(34,445,403)	(90,520,711)

Change in net assets resulting from share transactions	(17,503,383)	(9,806,264)

Change in net assets	42,314,064	156,146,154
NET ASSETS:
Beginning of period	623,538,421	467,392,267

End of period	$665,852,485	$623,538,421

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	512,441	1,709,202
Distributions reinvested
Class I	29,966	1,334,155
Shares redeemed
Class I	(1,103,905)	(3,476,828)

Net change resulting from share transactions	(561,498)	(433,471)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

19	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$30.08		$22.08	$23.36	$21.98	$19.65	$16.91
Income (Loss) From Operations:
Net Investment Income(a)	0.17		0.35	0.39	0.37	0.34	0.32
Net Realized and Unrealized Gain (Loss)	2.92		10.11	(0.32)	2.32	2.34	2.75

Total Income (Loss) From Operations	3.09		10.46	0.07	2.69	2.68	3.07

Less Distributions From:
Net Investment Income	(0.16)		(0.37)	(0.41)	(0.38)	(0.35)	(0.33)
Net Realized Gains	—		(2.09)	(0.94)	(0.93)	—	—

Total Distributions	(0.16)		(2.46)	(1.35)	(1.31)	(0.35)	(0.33)

Net Asset Value, End of Period	$33.01		$30.08	$22.08	$23.36	$21.98	$19.65

Total Return	10.31	%(b)	49.12%	0.09%	12.93%	13.71%	18.32%
Net Assets, End of Period (000’s)	$665,852		$623,538	$467,392	$527,818	$504,014	$554,810
Ratios to Average Net Assets
Gross Expense(c)	0.61	%(d)	0.80%	0.86%	0.89%	0.90%	0.90%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.06	%(d)	1.34%	1.69%	1.65%	1.62%	1.75%
Portfolio Turnover Rate	4%		14%	26%	13%	15%	18%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	20

Wilmington Funds

October 31, 2021 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 1 of which is presented herein (referred to as the “Fund”). The remaining 9 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of the Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of the Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Fund utilizes a fair value approach. The fair value of the Fund’s portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value; and

●	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing its NAV, the Fund values foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

21	NOTES TO FINANCIAL STATEMENTS (continued)

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Fund may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2021, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund
Bank of America Securities, Inc.	$541,667	$541,667	$—	$—
BNP Paribas SA	541,667	541,667	—	—
Daiwa Capital Markets America	541,667	541,667	—	—
Deutsche Bank Securities, Inc.	541,667	541,667	—	—
Nomura Securities International, Inc.	215,636	215,636	—	—
RBC Dominion Securities, Inc.	541,667	541,667	—	—

	$2,923,971	$2,923,971	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	22

any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2021, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund	$2,842,273	$2,842,273	$—

(1)

Collateral with a value of $2,923,971 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. The Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the six months ended October 31, 2021.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Large-Cap Strategy Fund	$207,600,777	$475,544,189	$(13,396,166)	$462,148,023

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

23	NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as described below. WFMC, not the Fund, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Large-Cap Strategy Fund	0.50%

WFMC and the Fund’s distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2022 so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC nor the Fund’s distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statement of Operations. WFMC, in its role as Co-Administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statement of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2021, neither WFMC nor BNYM waived any administrative fees.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2021 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/21	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/21	Number of Shares 10/31/21	Dividend Income	Capital Gain Distributions
Large-Cap Strategy Fund
Common Stock - 0.0%*
M&T Bank Corp.	$253,881	$—	$—	$—	$(17,018)	$236,863	1,610	$3,542	$—

*	As a percentage of Net Assets as of October 31, 2021.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)	24

The Fund may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2021 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$6,462

5.	INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities and short-term securities) during the six months ended October 31, 2021 were $26,624,613 and $42,667,332, respectively.

6.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance.

The principal risks of investing in the Fund are described more fully in the Fund’s prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the one month London Interbank Offered Rate (“LIBOR”). The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2022.

The Fund did not utilize the LOC during the six months ended October 31, 2021.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

25

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2021 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2021, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	26

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2021.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

27

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

28

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

29

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890 Sub-Advisor	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-EQ-1021
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON
FUNDS

October 31, 2021 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Equity Fund

Wilmington International Fund

Alternatives Fund

Wilmington Global Alpha Equities Fund

Asset Allocation Funds

Wilmington Real Asset Fund

Wilmington Diversified Income Fund

Wilmington International Fund (“International Fund”)

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

Wilmington Real Asset Fund (“Real Asset Fund”)

Wilmington Diversified Income Fund (“Diversified Income Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the International Fund, Global Alpha Equities Fund, Real Asset Fund and Diversified Income Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2021, through October 31, 2021. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The U.S. economy rode a rollercoaster between May and October. The spread of Covid-19 receded globally, and the anticipated economic reopening appeared to finally take hold. Job growth in the U.S. averaged nearly 900,000 net new jobs per month for May-July. The U.S. economy grew at an annualized rate of 6.7% in the second quarter – the second-highest growth rate since the onset of the pandemic.

Economic momentum began to wane in August 2021 as the delta variant of Covid-19 reared its head globally, interrupting the economic reopening. U.S. economic data soured as improvement in the labor market stagnated and consumer spending dropped. The September Citi U.S. Economic Surprise Index (a measure of how actual economic data releases come in compared to consensus expectations) hit the lowest reading since the pandemic. Through October, the U.S. economy was still “missing” more than 4 million jobs compared to pre-pandemic levels of employment. Labor market participation remained historically low due to a combination of virus concerns, childcare issues, accelerated retirements, generous unemployment benefits and excess savings, and a rethink of work-related priorities. The labor shortage presented real problems for businesses and supply chains. Backlogs at ports and shipping delays increased transportation and shipping costs for businesses, as well as broader input prices. Inflation, as measured by the headline Consumer Price Index, spiked to 6.2% year-over-year in October - the highest rate since 1990. Concerns around rising prices outstripping wages and real purchasing power weighed on consumer sentiment. Near the end of the period, the virus once again began to recede, helping to continue the recovery of the services side of the economy.

Outside of the U.S., the economic picture was dominated by many of the same themes, including supply chain disruptions, a semiconductor shortage, a tight labor market, and rolling waves of virus resurgence. In addition, the Chinese economy struggled under a more stringent regulatory environment and deflating of the country’s property market bubble. The Chinese economy reported growth of just 0.2% annualized. The delta variant and semiconductor shortage weighed on the economies of countries more reliant on manufacturing and autos, such as Japan and Germany. For the second time in three quarters of 2021, Japan’s economy contracted.

Bond markets

Fixed income markets delivered positive returns over the period. Credit and high-yield indices outperformed investment grade municipal bonds. In defiance to the expectations of many market participants, interest rates fell through July before rising in August, September, and October. However, the 10-year Treasury yield ended October slightly lower than it began the period in late May, helping returns for fixed income. The market anticipated the Federal Reserve’s tapering of asset purchases (quantitative easing) to begin before the end of 2022. Volatility in the bond market, as measured by the ICE BofA MOVE Index, increased to the highest level since the onset of the pandemic.

For the six-month period May 1, 2021 to October 31, 2021, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

1.01%	1.06%	2.43%	0.01%	2.36%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

ii

Equity markets

Global equity markets displayed a wide range of returns across major asset classes. The U.S. large cap equity market continued its dominance, outpacing U.S. small cap, international developed, and emerging market equities. September introduced the first bit of volatility in 2021, with the S&P 500® pulling back 5% before surging forward in October with one of the best monthly returns in years. U.S. small cap delivered weaker returns as inflationary concerns and supply chain disruptions weighed on smaller companies. International developed equities delivered positive absolute returns but trailed U.S. large cap as the supply chain disruptions, China economic weakness, and delta variant presented headwinds to the asset class. Emerging market equities severely underperformed as a result of Chinese regulations, property market weakness, a very strict zero-tolerance policy for Covid-19, and supply chain disruptions.

For the six-month period May 1, 2021 to October 31, 2021, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

10.91%	1.85%	4.14%	-4.87%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2021

October 31, 2021 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON INTERNATIONAL FUND

Actual

Class A	$1,000.00	$1,010.20	$5.57	1.10%

Class I	$1,000.00	$1,012.40	$4.31	0.85%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,019.66	$5.60	1.10%

Class I	$1,000.00	$1,020.92	$4.33	0.85%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$1,015.90	$7.57	1.49%

Class I	$1,000.00	$1,018.10	$6.31	1.24%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,017.69	$7.58	1.49%

Class I	$1,000.00	$1,018.95	$6.31	1.24%

WILMINGTON REAL ASSET FUND

Actual

Class A	$1,000.00	$1,101.40	$4.71	0.89%

Class I	$1,000.00	$1,103.00	$3.39	0.64%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,020.72	$4.53	0.89%

Class I	$1,000.00	$1,021.98	$3.26	0.64%

WILMINGTON DIVERSIFIED INCOME FUND

Actual

Class A	$1,000.00	$1,035.10	$3.08	0.60%

Class I	$1,000.00	$1,036.80	$1.80	0.35%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,022.18	$3.06	0.60%

Class I	$1,000.00	$1,023.44	$1.79	0.35%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington International Fund

At October 31, 2021, the Fund’s sector classifications and country allocations were as follows (unaudited):

Percentage of Total Net Assets

Common Stocks

Information Technology	16.0%

Industrials	15.9%

Financials	14.3%

Consumer Discretionary	12.1%

Health Care	8.9%

Materials	7.7%

Communication Services	4.8%

Consumer Staples	4.1%

Real Estate	2.1%

Energy	1.9%

Utilities	1.7%

Investment Companies	4.8%

Warrants	1.5%

Preferred Stocks	0.3%

Cash Equivalents(1)	3.1%

Cash Collateral Invested for Securities on Loan(2)	4.3%

Other Assets and Liabilities - Net(3)	(3.5)%

TOTAL	100.0%

Country Allocation	Percentage of Total Net Assets

Common Stocks

Japan	17.9%

France	7.6%

United Kingdom	7.5%

China	7.1%

Switzerland	6.1%

Germany	5.9%

Sweden	4.9%

Netherlands	4.2%

Taiwan	3.8%

Denmark	3.5%

South Korea	3.4%

Australia	3.1%

Hong Kong	3.1%

United States	2.0%

Spain	1.9%

Italy	1.6%

All other countries less than 1.0%	5.9%

Investment Companies	4.8%

Warrants	1.5%

Preferred Stocks	0.3%

Cash Equivalents(1)	3.1%

Cash Collateral Invested for Securities on Loan(2)	4.3%

Other Assets and Liabilities - Net(3)	(3.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS¢

October 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 89.5%

AUSTRALIA – 3.1%

Australia & New Zealand Banking Group Ltd.	145,412	$3,078,127

BHP Group Ltd.	115,595	3,180,863

BHP Group PLC	51,932	1,375,234

Brambles Ltd.	116,365	878,857

Cochlear Ltd.	13,569	2,250,093

CSL Ltd.	17,069	3,858,338

Glencore PLC*	293,300	1,466,098

Incitec Pivot Ltd.	1,065,059	2,395,560

Rio Tinto Ltd.	31,579	2,144,866

Rio Tinto PLC	25,146	1,569,431

TOTAL AUSTRALIA		$22,197,467

Description	Number of Shares	Value

AUSTRIA – 0.0%**

OMV AG	4,068	$246,417

BELGIUM – 0.9%

Ageas SA	13,420	653,119

Anheuser-Busch InBev SA	12,980	791,808

Bpost SA*	9,453	80,865

KBC Group NV	19,420	1,808,533

Lotus Bakeries NV	247	1,638,954

Proximus SADP	9,550	179,783

Xior Student Housing NV	21,861	1,293,891

TOTAL BELGIUM		$6,446,953

BRAZIL – 0.0%**

Yara International ASA	6,080	317,246

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	$—

CHINA – 7.1%

Alibaba Group Holding Ltd.*	70,128	1,469,168

Alibaba Group Holding Ltd., ADR*	30,018	4,951,169

Baozun, Inc., Class A*	219,600	1,270,098

Budweiser Brewing Co. APAC Ltd.	775,300	2,137,419

China Mengniu Dairy Co. Ltd.*	299,000	1,904,177

China Pacific Insurance Group Co. Ltd., Class H	774,600	2,389,358

China Petroleum & Chemical Corp., Class H	5,284,000	2,594,291

China Resources Land Ltd.	388,000	1,511,008

China Resources Medical Holdings Co. Ltd.	21,000	14,710

Great Wall Motor Co. Ltd., Class H	348,500	1,572,180

Haitian International Holdings Ltd.	695,000	2,036,630

Hollysys Automation Technologies Ltd.	91,280	1,821,036

Huazhu Group Ltd., ADR*	54,264	2,515,679

Hutchmed China Ltd., ADR*	101,171	2,976,451

JD.com, Inc., Class A*	91,884	3,665,676

Meituan, Class B*	46,300	1,604,329

NetEase, Inc., ADR	13,072	1,275,697

Ping An Insurance Group Co. of China Ltd., Class H	195,000	1,401,003

Shenzhou International Group Holdings Ltd.	86,300	1,861,209

Tencent Holdings Ltd.	144,000	8,902,256

Wuxi Biologics Cayman, Inc.*	33,500	509,787

Yum China Holdings, Inc.	24,103	1,375,799

Yum China Holdings, Inc.	17,800	1,043,223

TOTAL CHINA		$50,802,353

DENMARK – 3.5%

Ambu A/S, Class B	85,522	2,436,081

AP Moller - Maersk A/S, Class B	540	1,560,420

Carlsberg AS, Class B	3,760	620,239

Chr Hansen Holding A/S	7,826	622,675

Coloplast A/S, Class B	19,123	3,117,331

DSV A/S	31,867	7,405,920

Genmab A/S*	3,250	1,456,566

Netcompany Group A/S	15,310	1,739,178

Novo Nordisk A/S, Class B	57,564	6,300,284

TOTAL DENMARK		$25,258,694

FINLAND – 0.7%

Elisa OYJ	4,630	279,282

Kesko OYJ, Class B#	19,766	641,842

Neles OYJ	1,800	26,967

Nokia OYJ*	248,600	1,428,287

Nordea Bank Abp	40,210	491,903

Nordea Bank Abp	116,200	1,420,376

Sampo OYJ, Class A	2,590	137,726

TietoEVRY OYJ	11,260	344,939

Valmet OYJ	5,654	229,414

TOTAL FINLAND		$5,000,736

FRANCE – 7.6%

Amundi SA	3,760	334,903

AXA SA	48,818	1,419,870

BNP Paribas SA	25,144	1,682,948

Description	Number of Shares	Value

Bouygues SA	12,794	$517,645

Carrefour SA	17,030	308,195

Cie de Saint-Gobain	20,700	1,425,223

Cie Generale des Etablissements Michelin SCA	9,200	1,443,197

Credit Agricole SA	123,173	1,856,739

Danone SA	2,380	155,035

Dassault Systemes SE	69,556	4,050,891

Edenred	43,585	2,356,472

Engie SA	24,266	344,921

Esker SA	5,497	1,877,764

Eurazeo SE	16,360	1,532,831

Eutelsat Communications SA	25,550	362,700

Faurecia SE	28,488	1,483,592

ID Logistics Group*	6,022	2,210,255

Legrand SA	17,972	1,957,896

L’Oreal SA	9,778	4,464,265

LVMH Moet Hennessy Louis Vuitton SE	9,963	7,799,467

Neoen SA*	30,613	1,408,467

Orange SA	54,910	598,896

Pernod Ricard SA	3,110	714,358

Publicis Groupe SA	11,220	751,500

Sanofi	31,845	3,181,732

Sartorius Stedim Biotech	4,093	2,253,144

Societe BIC SA	2,440	141,737

Societe Generale SA	58,293	1,943,096

TotalEnergies SE	39,663	1,988,533

Veolia Environnement SA	44,400	1,448,944

Virbac SA	5,068	2,563,141

TOTAL FRANCE		$54,578,357

GERMANY – 5.9%

adidas AG	16,122	5,279,871

Aroundtown SA	69,640	483,828

BASF SE	10,110	727,876

Bayer AG	11,940	671,775

Bayerische Motoren Werke AG	8,548	862,061

Bertrandt AG	17,736	1,158,409

Covestro AG	2,959	189,502

Daimler AG	12,865	1,275,120

Deutsche Bank AG*	113,000	1,455,980

Deutsche Post AG	14,410	891,534

Deutsche Telekom AG	44,706	830,913

E.ON SE	111,000	1,407,113

Evotec SE*	35,500	1,717,440

Freenet AG	10,532	271,259

Hannover Rueck SE	2,410	440,182

Hypoport SE*	3,170	1,947,692

Infineon Technologies AG	152,722	7,131,601

LEG Immobilien SE	3,700	550,262

Muenchener Rueckversicherungs AG	1,660	491,638

Nemetschek SE	13,273	1,522,084

New Work SE	4,140	1,009,812

Rheinmetall AG	4,960	480,719

SAP SE	34,486	4,995,984

Siemens AG	9,680	1,569,744

Vonovia SE	18,259	1,107,294

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

    Wilmington International Fund (continued)

Description	Number of Shares	Value

Zalando SE*	41,065	$3,872,696

TOTAL GERMANY		$42,342,389

HONG KONG – 3.1%

AIA Group Ltd.	512,800	5,790,049

ASM Pacific Technology Ltd.	150,400	1,624,718

Hong Kong Exchanges & Clearing Ltd.	40,500	2,450,665

Jardine Matheson Holdings Ltd.	36,600	2,120,238

Johnson Electric Holdings Ltd.	822,436	1,826,579

Swire Properties Ltd.	832,000	2,229,574

Techtronic Industries Co. Ltd.	285,000	5,864,469

TOTAL HONG KONG		$21,906,292

INDIA – 0.9%

HDFC Bank Ltd., ADR	87,654	6,303,199

IRELAND – 0.9%

CRH PLC	14,050	673,710

Kerry Group PLC, Class A	13,279	1,782,196

Kingspan Group PLC	35,085	4,041,225

TOTAL IRELAND		$6,497,131

ISLE OF MAN – 0.2%

Strix Group PLC	291,195	1,165,656

ITALY – 1.6%

A2A SpA	111,240	233,783

Assicurazioni Generali SpA	119,037	2,593,887

Enel SpA	175,319	1,466,511

Eni SpA	43,285	620,665

FinecoBank Banca Fineco SpA*	112,360	2,145,103

Intesa Sanpaolo SpA	226,978	644,815

Iren SpA	32,640	101,348

Mediobanca Banca di Credito Finanziario SpA*	36,670	437,258

Poste Italiane SpA	11,730	167,329

Salvatore Ferragamo SpA*,#	60,036	1,276,296

UniCredit SpA	109,500	1,446,073

Unipol Gruppo SpA	41,260	237,052

UnipolSai Assicurazioni SpA#	114,880	332,534

TOTAL ITALY		$11,702,654

JAPAN – 17.9%

ABC-Mart, Inc.	31,300	1,496,688

AEON Financial Service Co. Ltd.	127,600	1,614,382

AGC, Inc.	53,700	2,671,454

Air Water, Inc.#	158,600	2,424,051

Amada Co. Ltd.	144,700	1,424,465

Amano Corp.	36,400	897,106

Anritsu Corp.#	78,600	1,299,943

Aruhi Corp.#	152,600	1,767,335

Asahi Group Holdings Ltd.	49,500	2,239,715

Central Japan Railway Co.	10,500	1,556,920

Chubu Electric Power Co., Inc.	110,800	1,146,157

COMSYS Holdings Corp.	18,900	467,629

Dai-ichi Life Holdings, Inc.	57,200	1,205,227

Daikin Industries Ltd.	5,400	1,179,259

Daiseki Co. Ltd.#	31,420	1,463,832

Denso Corp.	11,400	822,480

Description	Number of Shares	Value

East Japan Railway Co.	22,600	$1,405,473

ENEOS Holdings, Inc.	295,200	1,190,383

FCC Co. Ltd.	39,400	544,462

Fuji Electric Co. Ltd.	39,400	1,918,579

FUJIFILM Holdings Corp.	10,200	787,631

Furukawa Electric Co. Ltd.	10,600	231,298

Hitachi Ltd.	67,800	3,898,760

Honda Motor Co. Ltd.	84,200	2,474,102

Ichikoh Industries Ltd.	195,000	964,948

IHI Corp.	51,200	1,192,233

ITOCHU Corp.	72,900	2,073,628

Iwatani Corp.	15,800	928,800

J Front Retailing Co. Ltd.	139,000	1,281,764

Japan Airlines Co. Ltd.*	44,500	956,960

JGC Holdings Corp.	87,400	817,446

JSP Corp.	29,100	391,149

Kamigumi Co. Ltd.	73,200	1,468,817

Kaneka Corp.	39,400	1,508,936

KH Neochem Co. Ltd.	36,600	938,322

Kintetsu World Express, Inc.	38,900	929,709

Komatsu Ltd.	10,500	273,290

Kumagai Gumi Co. Ltd.	31,700	783,217

Kura Sushi, Inc.#	50,900	1,641,215

Kureha Corp.	19,000	1,230,270

Mabuchi Motor Co. Ltd.	62,500	2,149,594

Mirait Holdings Corp.	53,000	1,015,126

Mitsubishi Chemical Holdings Corp.	114,400	946,215

Mitsubishi Corp.	73,400	2,326,131

Mitsubishi Electric Corp.	50,000	669,006

Mitsubishi Gas Chemical Co., Inc.	99,600	2,003,797

Mitsubishi UFJ Financial Group, Inc.	372,600	2,035,038

Mitsui Fudosan Co. Ltd.	57,000	1,299,535

Mitsui Mining & Smelting Co. Ltd.	6,200	177,337

Murata Manufacturing Co. Ltd.	20,800	1,579,139

NEC Networks & System Integration Corp.	169,900	2,726,450

Nexon Co. Ltd.	76,000	1,287,616

NGK Insulators Ltd.	27,000	448,204

Nihon Kohden Corp.	12,500	397,565

Nihon Unisys Ltd.	13,200	369,449

Nintendo Co. Ltd.	2,500	1,101,119

Nippon Gas Co. Ltd.	72,900	901,216

Nippon Steel Corp.	54,100	948,856

Nippon Telegraph & Telephone Corp.	62,700	1,753,785

NOK Corp.	198,300	2,286,170

NTT Data Corp.	39,900	799,225

Olympus Corp.	93,800	2,024,961

Ono Pharmaceutical Co. Ltd.	98,900	2,069,980

Organo Corp.	28,600	1,811,731

ORIX Corp.	28,300	559,917

Osaka Gas Co. Ltd.	3,600	57,992

Otsuka Corp.	39,300	1,930,950

Pacific Industrial Co. Ltd.	65,800	667,959

Pan Pacific International Holdings Corp.	36,300	759,919

Panasonic Corp.#	53,500	653,641

Recruit Holdings Co. Ltd.	17,000	1,129,406

Relia, Inc.	48,000	491,055

Santen Pharmaceutical Co. Ltd.	78,500	1,102,685

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

    Wilmington International Fund (continued)

Description	Number of Shares	Value

SBI Holdings, Inc.	30,900	$797,612

SCREEN Holdings Co. Ltd.	17,100	1,585,848

Seino Holdings Co. Ltd.	57,400	693,484

Seria Co. Ltd.	12,900	425,567

Shibaura Machine Co. Ltd.	105,100	2,447,338

SoftBank Group Corp.	57,300	3,098,901

Sompo Holdings, Inc.	13,000	564,369

Sony Group Corp.	31,100	3,585,470

SUMCO Corp.	122,400	2,323,962

Sumitomo Electric Industries Ltd.	48,600	642,386

Sumitomo Metal Mining Co. Ltd.	39,400	1,528,986

Sumitomo Mitsui Financial Group, Inc.	42,400	1,384,254

Suzuki Motor Corp.	10,400	463,084

Tatsuta Electric Wire & Cable Co. Ltd.	55,900	251,115

TDK Corp.	59,300	2,148,796

THK Co. Ltd.	40,200	861,668

Tokio Marine Holdings, Inc.	15,500	815,696

Tokyu Fudosan Holdings Corp.	224,800	1,299,787

Tomy Co. Ltd.	36,100	342,075

Topcon Corp.	39,100	696,407

Torii Pharmaceutical Co. Ltd.	24,200	626,365

Toyo Tanso Co. Ltd.	27,000	733,187

Toyota Motor Corp.	243,200	4,281,472

Tsumura & Co.	45,900	1,425,628

Welcia Holdings Co. Ltd.	33,800	1,261,847

Yamato Holdings Co. Ltd.	28,800	706,766

TOTAL JAPAN		$128,980,874

LUXEMBOURG – 0.0%**

APERAM SA	4,610	274,878

MACAO – 0.3%

Galaxy Entertainment Group Ltd.*	344,000	1,861,371

NETHERLANDS – 4.2%

Aalberts NV	24,543	1,357,586

Adyen NV*	1,328	4,007,556

Aegon NV	49,856	252,723

ASML Holding NV	13,851	11,216,235

ASR Nederland NV	7,867	367,954

IMCD NV	15,390	3,416,731

ING Groep NV	175,277	2,658,377

Koninklijke Ahold Delhaize NV	49,410	1,606,728

Koninklijke KPN NV	63,210	188,888

NN Group NV	44,149	2,363,999

Royal Dutch Shell PLC, Class A	76,710	1,764,739

Royal Dutch Shell PLC, Class B	33,462	771,636

Signify NV	2,930	141,749

TOTAL NETHERLANDS		$30,114,901

NORWAY – 0.9%

Equinor ASA	79,970	2,023,413

Kahoot! ASA*	63,635	378,892

Norsk Hydro ASA	56,230	411,879

Orkla ASA	34,880	339,225

Telenor ASA	13,730	216,728

TOMRA Systems ASA	46,214	2,982,501

TOTAL NORWAY		$6,352,638

Description	Number of Shares	Value

PHILIPPINES – 0.1%

Ayala Land, Inc.	1,019,800	$710,077

RUSSIAN FEDERATION – 0.0%**

Evraz PLC	36,730	312,459

SINGAPORE – 0.5%

Oversea-Chinese Banking Corp. Ltd.	384,061	3,360,712

SOUTH AFRICA – 0.2%

Anglo American PLC	28,100	1,070,045

SOUTH KOREA – 3.4%

Hyundai Heavy Industries Co. Ltd.*	14,460	1,447,794

LG Chem Ltd.	5,673	4,058,558

NAVER Corp.	11,557	4,025,244

Samsung Electronics Co. Ltd.	187,549	11,202,704

SK Hynix, Inc.	17,721	1,561,990

SK Materials Co. Ltd.	6,868	2,238,690

TOTAL SOUTH KOREA		$24,534,980

SPAIN – 1.9%

ACS Actividades de Construccion y Servicios SA	13,373	349,841

Amadeus IT Group SA*	25,240	1,687,623

Banco Bilbao Vizcaya Argentaria SA	287,083	2,011,784

Banco Santander SA#	322,904	1,223,042

Bankinter SA	316,086	1,740,013

Enagas SA	7,870	176,541

Ferrovial SA	44,800	1,411,763

Iberdrola SA	143,680	1,696,651

Industria de Diseno Textil SA#	24,788	895,180

Mediaset Espana Comunicacion SA*	39,260	204,231

Naturgy Energy Group SA	9,940	261,182

Telefonica SA#	480,572	2,091,335

TOTAL SPAIN		$13,749,186

SWEDEN – 4.9%

AddLife AB, Class B	39,996	1,635,607

Annehem Fastigheter AB, Class B*	6,045	25,973

Assa Abloy AB, Class B	112,820	3,303,939

Atlas Copco AB, Class A#	57,132	3,670,871

Avanza Bank Holding AB	54,731	2,172,543

Boliden AB	14,300	504,363

Epiroc AB, Class A#	102,571	2,552,331

Evolution AB	9,050	1,463,933

Fabege AB	108,045	1,826,751

Fortnox AB	32,579	2,306,478

GARO AB	88,176	2,217,748

Hexagon AB, Class B	272,832	4,384,119

Hexpol AB	72,537	847,166

Investor AB, Class A	9,350	216,134

JM AB	44,545	1,802,444

Lundin Energy AB	6,660	263,050

Peab AB, Class B	27,459	344,357

Skandinaviska Enskilda Banken AB, Class A	19,531	305,314

Skanska AB, Class B	11,000	279,227

SKF AB, Class B	10,330	239,365

Swedbank AB, Class A#	64,700	1,403,089

Swedish Match AB	27,570	242,634

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

    Wilmington International Fund (continued)

Description	Number of Shares	Value

Tele2 AB, Class B	46,330	$653,572

Thule Group AB	26,851	1,547,028

Trelleborg AB, Class B	33,329	761,235

Volvo AB, Class B	20,950	487,695

TOTAL SWEDEN		$35,456,966

SWITZERLAND – 6.1%

ABB Ltd.	21,060	696,710

Chocoladefabriken Lindt & Spruengli AG	157	1,850,186

Comet Holding AG	6,612	2,455,308

Emmi AG	1,531	1,596,046

EMS-Chemie Holding AG	80	79,292

Geberit AG	520	405,959

Holcim Ltd.*	5,790	289,057

Julius Baer Group Ltd.	20,000	1,445,609

Kuehne + Nagel International AG	770	242,454

Landis+Gyr Group AG*	1,070	73,624

Lonza Group AG	2,996	2,456,092

Nestle SA	1,940	255,997

Novartis AG	46,553	3,845,859

Partners Group Holding AG	3,321	5,794,340

Siegfried Holding AG*	2,212	2,124,786

Sika AG	16,031	5,427,708

STMicroelectronics NV	30,900	1,460,786

Straumann Holding AG	1,505	3,126,376

Swiss Life Holding AG	1,580	867,309

Swiss Prime Site AG	2,090	212,287

Swisscom AG	2,400	1,306,422

Temenos AG	8,001	1,222,084

UBS Group AG	116,980	2,126,619

VAT Group AG	3,712	1,772,484

Zur Rose Group AG*,#	3,805	1,350,617

Zurich Insurance Group AG	3,097	1,372,949

TOTAL SWITZERLAND		$43,856,960

TAIWAN – 3.8%

Hon Hai Precision Industry Co. Ltd.	479,000	1,843,069

MediaTek, Inc.	120,000	3,939,803

Merida Industry Co. Ltd.	308,000	3,200,892

Taiwan Semiconductor Manufacturing Co. Ltd.	866,000	18,373,519

TOTAL TAIWAN		$27,357,283

THAILAND – 0.3%

Kasikornbank PCL	553,500	2,351,947

UNITED KINGDOM – 7.5%

3i Group PLC	38,190	712,894

Admiral Group PLC	9,260	363,709

Allfunds Group PLC*	75,931	1,534,855

Ashtead Group PLC	17,300	1,449,913

AstraZeneca PLC	11,700	1,456,134

Aviva PLC	80,083	432,582

Barclays PLC	208,210	576,303

Barratt Developments PLC	41,127	373,165

Berkeley Group Holdings PLC	4,023	239,772

BP PLC	232,007	1,111,931

British American Tobacco PLC	27,540	959,772

BT Group PLC*	131,905	250,740

Description	Number of Shares	Value

Clipper Logistics PLC	172,040	$1,685,789

CNH Industrial NV	81,200	1,401,437

Croda International PLC	16,643	2,154,228

CVS Group PLC*	50,531	1,725,397

DCC PLC	20,064	1,676,621

Dechra Pharmaceuticals PLC	26,838	1,880,532

easyJet PLC*	131,793	1,123,676

Future PLC	51,872	2,504,507

GB Group PLC*	125,367	1,520,977

GlaxoSmithKline PLC	83,910	1,732,401

Great Portland Estates PLC	135,785	1,360,265

Hargreaves Lansdown PLC#	16,970	356,957

Hill & Smith Holdings PLC	82,834	2,079,068

HSBC Holdings PLC	497,020	3,003,069

IG Group Holdings PLC	18,600	201,986

Imperial Brands PLC	20,000	422,061

Investec PLC	12,300	55,852

Kingfisher PLC	46,140	211,535

Legal & General Group PLC	215,033	850,185

Lloyds Banking Group PLC	3,483,159	2,393,926

Marshalls PLC	179,869	1,744,042

National Grid PLC	112,800	1,444,000

Natwest Group PLC	101,470	307,034

Ninety One PLC	16,720	59,677

Persimmon PLC	16,371	609,627

Prudential PLC	19,870	406,401

Reckitt Benckiser Group PLC	1,850	150,010

Royal Mail PLC	32,390	186,396

Softcat PLC	1,000	26,591

Spirax-Sarco Engineering PLC	6,686	1,427,877

Spirent Communications PLC	30,180	118,952

SSE PLC	15,473	348,021

SSP Group PLC*	423,616	1,492,830

St. James’s Place PLC#	87,890	1,899,852

Synthomer PLC	12,060	83,596

Tate & Lyle PLC	29,150	258,588

Tesco PLC	537,049	1,983,707

UNITE Group PLC (The)	94,776	1,411,847

Victrex PLC	38,791	1,214,640

Vodafone Group PLC	463,900	685,914

WPP PLC	18,820	271,985

TOTAL UNITED KINGDOM		$53,933,826

UNITED STATES – 2.0%

Ferguson PLC	9,500	1,429,485

James Hardie Industries PLC	151,967	5,904,482

ResMed, Inc.#	95,304	2,664,808

Samsonite International SA*	1,247,086	2,686,352

Schneider Electric SE	4,940	850,314

Stellantis NV	36,420	725,746

TOTAL UNITED STATES		$14,261,187

TOTAL COMMON STOCKS (Cost $477,477,070)		$643,305,834

INVESTMENT COMPANIES – 4.8%

iShares MSCI ACWI ex U.S. ETF	173,600	9,907,352

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

iShares MSCI Canada ETF#	636,000	$24,918,480

TOTAL INVESTMENT COMPANIES (Cost $31,754,452)		$34,825,832

PREFERRED STOCKS – 0.3%

GERMANY – 0.3%

Henkel AG & Co. KGaA, 1.85%	4,220	377,485

Sixt SE, 0.05%	10,556	1,044,554

Volkswagen AG, 4.86%	5,102	1,143,133

TOTAL PREFERRED STOCKS (Cost $2,196,005)		$2,565,172

WARRANTS – 1.5%

CHINA – 1.3%

Gongniu Group Co. Ltd., Expire 05/20/22*	55,351	1,365,216

Midea Group Co. Ltd., Expire 05/27/22*	257,050	2,766,501

Shanghai Kelai Mechatronics Engineering Co. Ltd., Expire 03/03/22*	435,800	2,076,805

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 10/20/22*	745,700	2,768,187

TOTAL CHINA		$8,976,709

VIETNAM – 0.2%

Saigon Thuong Tin Commercial JSB, Expire 10/19/22*	35,800	$1,504,094

TOTAL WARRANTS (Cost $10,722,098)		$10,480,803

MONEY MARKET FUND – 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	22,227,282	22,227,282

TOTAL MONEY MARKET FUND (Cost $22,227,282)		$22,227,282

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.3%

MONEY MARKET FUNDS – 2.6%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	2,567,000	2,567,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.03%^	3,077,000	3,077,000

Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%^	2,410,000	2,410,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	2,977,000	2,977,000

Description	Number of Shares	Value

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	2,778,000	$2,778,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	1,567,000	1,567,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	3,017,000	3,017,000

TOTAL MONEY MARKET FUNDS (Cost $18,393,000)		$18,393,000

	Par Value

REPURCHASE AGREEMENTS – 1.7%

Bank of America Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $5,864,023, collateralized by U.S. Government Agency Securities, 1.50% to 5.00%, maturing 9/01/28 to 1/01/59; total market value of $5,981,279.	$5,863,999	5,863,999

ING Financial Markets LLC, 0.03%, dated 10/29/21, due 11/01/21, repurchase price $742,128, collateralized by U.S. Treasury Securities, 0.00% to 3.00%, maturing 11/18/21 to 2/15/48; total market value of $756,969.	742,126	742,126

RBC Dominion Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $5,864,023, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/31/21 to 7/20/51; total market value of $5,981,279.	5,863,999	5,863,999

TOTAL REPURCHASE AGREEMENTS (Cost $12,470,124)		$12,470,124

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $30,863,124)		$30,863,124

TOTAL INVESTMENTS – 103.5% (Cost $575,240,031)		$744,268,047

COLLATERAL FOR SECURITIES ON LOAN – (4.3%)		(30,863,124)

OTHER ASSETS LESS LIABILITIES – 0.8%		5,515,483

TOTAL NET ASSETS – 100.0%		$718,920,406

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Common Stocks
Australia	$22,197,467	$—	$—	$22,197,467
Austria	246,417	—	—	246,417
Belgium	6,446,953	—	—	6,446,953

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

     Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total
Brazil	$317,246	$—	$—	$317,246

Bulgaria	—	—	—(a)	—

China	50,802,353	—	—	50,802,353

Denmark	25,258,694	—	—	25,258,694

Finland	5,000,736	—	—	5,000,736

France	54,578,357	—	—	54,578,357

Germany	42,342,389	—	—	42,342,389

Hong Kong	21,906,292	—	—	21,906,292

India	6,303,199	—	—	6,303,199

Ireland	6,497,131	—	—	6,497,131

Isle of Man	1,165,656	—	—	1,165,656

Italy	11,702,654	—	—	11,702,654

Japan	128,980,874	—	—	128,980,874

Luxembourg	274,878	—	—	274,878

Macao	1,861,371	—	—	1,861,371

Netherlands	30,114,901	—	—	30,114,901

Norway	6,352,638	—	—	6,352,638

Philippines	710,077	—	—	710,077

Russian Federation	312,459	—	—	312,459

Singapore	3,360,712	—	—	3,360,712

South Africa	1,070,045	—	—	1,070,045

South Korea	24,534,980	—	—	24,534,980

Spain	13,749,186	—	—	13,749,186

Sweden	35,456,966	—	—	35,456,966

Switzerland	43,856,960	—	—	43,856,960

Taiwan	27,357,283	—	—	27,357,283

Thailand	2,351,947	—	—	2,351,947

United Kingdom	53,933,826	—	—	53,933,826

United States	14,261,187	—	—	14,261,187

Investment Companies	34,825,832	—	—	34,825,832

Preferred Stocks

Germany	2,565,172	—	—	2,565,172

Warrants

China	—	8,976,709	—	8,976,709

Vietnam	—	1,504,094	—	1,504,094

Money Market Funds	40,620,282	—	—	40,620,282

Repurchase Agreements	—	12,470,124	—	12,470,124

Total Investments in Securities	$721,317,120	$22,950,927	$—	$744,268,047

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(182,466)	$—	$—	$(182,466)

Total Liabilities - Other Financial Instruments	$(182,466)	$—	$—	$(182,466)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

**	Represents less than 0.05%.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (concluded)

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

LLC	Limited Liability Corporation

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At October 31, 2021, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

MSCI India Index	December 2021	125	$12,732,129	$12,549,663	$—	$(182,466)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(182,466)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2021. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

10

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Common Stocks	Percentage of Total Net Assets

Insurance	6.9%

Software	5.1%

Pharmaceuticals	4.9%

IT Services	4.2%

Banks	3.8%

Interactive Media & Services	3.4%

Capital Markets	3.3%

Machinery	3.2%

Health Care Equipment & Supplies	2.7%

Commercial Services & Supplies	2.5%

Hotels, Restaurants & Leisure	2.5%

Diversified Financial Services	2.5%

Oil, Gas & Consumable Fuels	2.3%

Real Estate Investment Trusts	2.1%

Specialty Retail	2.0%

Internet & Direct Marketing Retail	2.0%

Aerospace & Defense	2.0%

Health Care Providers & Services	2.0%

Trading Companies & Distributors	1.8%

Food Products	1.7%

Diversified Telecommunication Services	1.6%

Technology Hardware, Storage & Peripherals	1.6%

Semiconductors & Semiconductor Equipment	1.6%

Professional Services	1.5%

Road & Rail	1.5%

Communications Equipment	1.5%

Beverages	1.3%

Chemicals	1.2%

Building Products	1.0%

Household Products	1.0%

Media	1.0%

Household Durables	1.0%

Multi-Utilities	0.9%

Life Sciences Tools & Services	0.8%

Metals & Mining	0.8%

Automobiles	0.8%

Food & Staples Retailing	0.8%

Air Freight & Logistics	0.8%

Consumer Finance	0.8%

Construction & Engineering	0.8%

Electric Utilities	0.7%

Electronic Equipment, Instruments & Components	0.7%

Wireless Telecommunication Services	0.7%

Entertainment	0.6%

Gas Utilities	0.5%

Electrical Equipment	0.4%

Textiles, Apparel & Luxury Goods	0.4%

Real Estate Management & Development	0.4%

Auto Components	0.4%

Tobacco	0.3%

Containers & Packaging	0.2%

Multiline Retail	0.2%

Common Stocks	Percentage of Total Net Assets

Airlines	0.2%

Construction Materials	0.2%

Distributors	0.1%

Marine	0.1%

Leisure Products	0.1%

Energy Equipment & Services	0.1%

Health Care Technology	0.1%

Biotechnology	0.1%

Water Utilities	0.1%

Transportation Infrastructure	0.1%

Personal Products	0.1%

Diversified Consumer Services	0.0	%(1)

Investment Companies	0.3%

Preferred Stock	0.1%

Cash Equivalents(2)	6.1%

Other Assets and Liabilities - Net(3)	3.5%

TOTAL	100.0%

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Country Allocation	Percentage of Total Net Assets

Common Stocks

United States	48.6%

Japan	8.2%

United Kingdom	5.5%

Canada	5.3%

France	4.4%

China	3.4%

Switzerland	3.3%

Netherlands	1.6%

Germany	1.2%

Hong Kong	1.1%

All other countries less than 1.0%	7.4%

Investment Companies	0.3%

Preferred Stocks	0.1%

Cash Equivalents(2)	6.1%

Other Assets and Liabilities - Net(3)	3.5%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

	Number of
Description	Shares	Value

COMMON STOCKS – 90.0%

AEROSPACE & DEFENSE – 2.0%

Austal Ltd.	14,965	$21,164

Babcock International Group PLC*	17,443	76,222

BAE Systems PLC	166,824	1,259,798

BWX Technologies, Inc.	10,588	600,763

CAE, Inc.*	16,541	501,603

Dassault Aviation SA	690	71,987

Lockheed Martin Corp.	2,344	778,958

Raytheon Technologies Corp.	6,184	549,510

Safran SA	2,803	376,001

TOTAL AEROSPACE & DEFENSE		$4,236,006

AIR FREIGHT & LOGISTICS – 0.8%

Bpost SA*	2,795	23,910

Expeditors International of Washington, Inc.	7,675	946,021

PostNL NV	12,621	54,756

SG Holdings Co. Ltd.	2,825	70,640

United Parcel Service, Inc., Class B	1,801	384,459

ZTO Express Cayman, Inc., ADR	5,340	156,622

ZTO Express Cayman, Inc.	2,089	62,881

TOTAL AIR FREIGHT & LOGISTICS		$1,699,289

AIRLINES – 0.2%

Japan Airlines Co. Ltd.*	4,910	105,588

Wizz Air Holdings PLC*	4,590	290,275

TOTAL AIRLINES		$395,863

	Number of
Description	Shares	Value

AUTO COMPONENTS – 0.4%

Continental AG*	905	$106,208

Exedy Corp.	2,755	40,923

Hankook Tire & Technology Co. Ltd.	1,599	56,582

NOK Corp.	6,605	76,148

Sumitomo Electric Industries Ltd.	12,087	159,764

Sumitomo Riko Co. Ltd.	3,150	20,452

Tachi-S Co. Ltd.	3,310	39,903

Tokai Rika Co. Ltd.	7,767	108,353

Toyota Boshoku Corp.	2,560	49,010

TS Tech Co. Ltd.	8,774	117,089

Unipres Corp.	5,090	41,399

TOTAL AUTO COMPONENTS		$815,831

AUTOMOBILES – 0.8%

Daimler AG	2,017	199,916

Dongfeng Motor Group Co. Ltd., Class H	116,184	108,561

Honda Motor Co. Ltd.	14,365	422,096

Isuzu Motors Ltd.	46,923	629,483

Mitsubishi Motors Corp.*	9,460	30,129

Nissan Motor Co. Ltd.*	19,830	100,459

Renault SA*	1,986	71,308

Subaru Corp.	5,170	101,064

Suzuki Motor Corp.	1,673	74,494

TOTAL AUTOMOBILES		$1,737,510

BANKS – 3.8%

ABN AMRO Bank NV	8,796	129,400

AIB Group PLC*	39,219	106,270

Bank Mandiri Persero Tbk PT	218,418	110,616

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

     Wilmington Global Alpha Equities Fund (continued)

	Number of
Description	Shares	Value

Bank of Ireland Group PLC*	18,070	$107,829

Bank of Nova Scotia (The)	10,224	670,310

Bank of Nova Scotia (The)	8,143	533,855

BPER Banca	29,670	64,979

CaixaBank SA	50,191	144,182

Dah Sing Financial Holdings Ltd.	12,023	37,473

DGB Financial Group, Inc.	8,670	76,791

DNB Bank ASA	21,455	509,969

Erste Group Bank AG	9,258	397,053

First Citizens BancShares, Inc., Class A	516	419,972

First Republic Bank	3,245	701,991

Kasikornbank PCL	5,547	23,403

KB Financial Group, Inc., ADR	3,488	167,668

KBC Group NV	7,200	670,517

OTP Bank Nyrt*	10,254	615,847

PNC Financial Services Group, Inc. (The)	3,830	808,245

Popular, Inc.	6,049	492,631

Resona Holdings, Inc.	72,590	272,591

San-In Godo Bank Ltd. (The)	8,300	40,562

Sberbank of Russia PJSC, ADR	3,537	71,023

Shinhan Financial Group Co. Ltd., ADR	4,407	142,434

Standard Chartered PLC	69,848	473,077

Sumitomo Mitsui Trust Holdings, Inc.	3,850	126,808

Tochigi Bank Ltd. (The)	9,980	15,499

Unicaja Banco SA	65,425	69,959

UniCredit SpA	14,220	187,791

TOTAL BANKS		$8,188,745

BEVERAGES – 1.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS	22,019	50,845

Asahi Group Holdings Ltd.	2,058	93,118

Coca-Cola Co. (The)	8,323	469,167

Coca-Cola Icecek AS	6,824	60,404

Constellation Brands, Inc., Class A	1,376	298,331

Diageo PLC	15,478	769,345

Embotelladora Andina SA, Class B, ADR	4,100	50,307

Heineken NV	5,601	620,411

PepsiCo., Inc.	3,014	487,062

TOTAL BEVERAGES		$2,898,990

BIOTECHNOLOGY – 0.1%

Zai Lab Ltd., ADR*	2,025	211,410

BUILDING PRODUCTS – 1.0%

Assa Abloy AB, Class B	11,967	350,454

Cie de Saint-Gobain	3,513	241,875

Geberit AG	90	70,262

Johnson Controls International PLC	10,845	795,697

Lennox International, Inc.	2,681	802,370

TOTAL BUILDING PRODUCTS		$2,260,658

CAPITAL MARKETS – 3.3%

Ares Management Corp., Class A	8,466	717,409

Brookfield Asset Management, Inc., Class A	8,167	493,205

Charles Schwab Corp. (The)	29,080	2,385,432

CSC Financial Co. Ltd., Class H	63,500	67,332

GAM Holding AG*	4,044	6,515

Hong Kong Exchanges & Clearing Ltd.	3,700	223,888

	Number of
Description	Shares	Value

Ichiyoshi Securities Co. Ltd.	4,330	$24,694

Intercontinental Exchange, Inc.	1,654	229,013

Intermediate Capital Group PLC	18,625	558,469

Julius Baer Group Ltd.	762	55,078

Moody’s Corp.	983	397,280

Nomura Holdings, Inc.	10,212	49,279

Partners Group Holding AG	98	170,986

S&P Global, Inc.	1,492	707,447

UBS Group AG	49,139	893,314

TOTAL CAPITAL MARKETS		$6,979,341

CHEMICALS – 1.2%

ADEKA Corp.	5,621	124,774

Air Liquide SA	453	75,534

China BlueChemical Ltd., Class H	135,254	45,198

Croda International PLC	1,147	148,465

EMS-Chemie Holding AG	115	113,983

Givaudan SA	27	127,067

Koninklijke DSM NV	582	127,191

Linde PLC	2,227	710,858

Lintec Corp.	3,200	71,370

Mitsubishi Gas Chemical Co., Inc.	3,250	65,385

Nissan Chemical Corp.	146	8,109

Sherwin-Williams Co. (The)	2,634	833,951

Symrise AG	806	111,389

TOTAL CHEMICALS		$2,563,274

COMMERCIAL SERVICES & SUPPLIES – 2.5%

Aeon Delight Co. Ltd.	4,573	140,029

Cintas Corp.	2,817	1,220,043

Clean Harbors, Inc.*	5,475	616,156

Copart, Inc.*	13,219	2,052,778

Prosegur Cia de Seguridad SA	20,527	58,137

Rollins, Inc.	4,624	162,904

Secom Co. Ltd.	2,233	151,623

Toppan Forms Co. Ltd.	4,485	42,971

Toppan, Inc.	3,460	55,645

Waste Connections, Inc.	6,715	913,307

TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,413,593

COMMUNICATIONS EQUIPMENT – 1.5%

Accton Technology Corp.	4,000	35,025

Arista Networks, Inc.*	1,982	812,006

Cisco Systems, Inc.	9,423	527,405

Motorola Solutions, Inc.	6,360	1,581,033

Nokia OYJ*	29,939	172,009

TOTAL COMMUNICATIONS EQUIPMENT		$3,127,478

CONSTRUCTION & ENGINEERING – 0.8%

Chiyoda Corp.*	6,710	24,432

EXEO Group, Inc.	3,314	76,413

Fugro NV*	3,960	33,555

Implenia AG*	1,784	36,397

JGC Holdings Corp.	19,481	182,204

Kumagai Gumi Co. Ltd.	2,676	66,116

Raubex Group Ltd.	4,608	9,850

Taisei Corp.	2,151	67,375

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Vinci SA	10,538	$1,125,245

TOTAL CONSTRUCTION & ENGINEERING		$1,621,587

CONSTRUCTION MATERIALS – 0.2%

Holcim Ltd.*	3,948	197,098

Imerys SA	1,417	61,394

Taiheiyo Cement Corp.	3,670	77,635

Vicat SA	1,246	53,078

TOTAL CONSTRUCTION MATERIALS		$389,205

CONSUMER FINANCE – 0.8%

American Express Co.	3,052	530,376

Credit Acceptance Corp.*	1,742	1,042,082

Provident Financial PLC*	13,212	66,648

TOTAL CONSUMER FINANCE		$1,639,106

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	4,995	456,942

Nampak Ltd.*	56,917	14,495

TOTAL CONTAINERS & PACKAGING		$471,437

DISTRIBUTORS - 0.1%

Genuine Parts Co.	1,719	225,378

PALTAC Corp.	1,950	86,230

TOTAL DISTRIBUTORS		$311,608

DIVERSIFIED CONSUMER SERVICES – 0.0%**

Benesse Holdings, Inc.	435	9,923

DIVERSIFIED FINANCIAL SERVICES – 2.5%

Bank of America Corp.	19,478	930,659

Berkshire Hathaway, Inc., Class B*	5,044	1,447,678

BNP Paribas SA	3,555	237,945

G-Resources Group Ltd.*	18,893	7,139

ING Groep NV	12,373	187,658

Investor AB, Class B	5,552	127,939

JPMorgan Chase & Co.	3,275	556,390

Kasikornbank PCL, NVDR	26,162	111,168

Mitsubishi UFJ Financial Group, Inc.	108,565	592,952

Royal Bank of Canada	4,903	510,346

Societe Generale SA	5,155	171,833

Sumitomo Mitsui Financial Group, Inc.	12,105	395,198

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,276,905

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%

AT&T, Inc.	6,304	159,239

BT Group PLC*	51,128	97,190

Cellnex Telecom SA	6,857	421,542

Hellenic Telecommunications Organization SA	28,147	497,830

Koninklijke KPN NV	131,252	392,215

KT Corp., ADR	9,911	126,960

Magyar Telekom Telecommunications PLC, ADR	6,004	40,347

Nippon Telegraph & Telephone Corp.	11,225	313,975

Orange SA	10,528	114,827

Proximus SADP	4,907	92,377

Swisscom AG	193	105,058

Telefonica Brasil SA	7,002	56,462

Telenor ASA	4,920	77,662

Description	Number of Shares	Value

Telia Co. AB	23,584	$92,806

Turk Telekomunikasyon AS	78,133	61,196

Verizon Communications, Inc.	13,346	707,205

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,356,891

ELECTRIC UTILITIES – 0.7%

American Electric Power Co., Inc.	134	11,351

Chugoku Electric Power Co., Inc. (The)	5,624	46,630

Duke Energy Corp.	5,055	515,661

Edison International	5,877	369,840

Exelon Corp.	7,619	405,255

Iberdrola SA	7,733	91,315

Red Electrica Corp. SA	5,109	106,367

TOTAL ELECTRIC UTILITIES		$1,546,419

ELECTRICAL EQUIPMENT – 0.4%

Cosel Co. Ltd.	4,490	36,479

Mitsubishi Electric Corp.	6,970	93,260

Nippon Carbon Co. Ltd.	1,800	69,410
Nissin Electric Co. Ltd.	4,200	51,811

Schneider Electric SE	3,263	561,655

Ushio, Inc.	7,540	134,493

Zumtobel Group AG	2,522	25,947

TOTAL ELECTRICAL EQUIPMENT		$973,055

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%
Ai Holdings Corp.	3,300	62,106

Alps Alpine Co. Ltd.	5,970	58,142

Amphenol Corp., Class A	2,247	172,502

Canon Marketing Japan, Inc.	3,731	73,720

Citizen Watch Co. Ltd.	17,070	74,136

Enplas Corp.	400	10,581

Foxconn Technology Co. Ltd.	27,400	67,789

Halma PLC	2,815	114,110

Hon Hai Precision Industry Co. Ltd.	24,602	94,662

Keyence Corp.	147	88,361

Kyocera Corp.	2,140	124,955

Maruwa Co. Ltd.	613	68,359

Nichicon Corp.	2,395	22,590

Nippon Chemi-Con Corp.*	3,470	64,909

PAX Global Technology Ltd.	65,416	45,348

Sunny Optical Technology Group Co. Ltd.	13,300	359,316

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,501,586

ENERGY EQUIPMENT & SERVICES – 0.1%

China Oilfield Services Ltd., Class H	152,000	146,325

Drilling Co. of 1972 A/S (The)*	229	8,206

Saipem SpA*	17,183	37,671

Trican Well Service Ltd.*	16,787	47,068

TOTAL ENERGY EQUIPMENT & SERVICES		$239,270

ENTERTAINMENT – 0.6%

Bilibili, Inc., ADR*	845	61,939

Bilibili, Inc., Class Z*	2,265	171,320

DeNA Co. Ltd.	4,725	87,266

NetEase, Inc., ADR	3,509	342,443

NetEase, Inc.	3,200	63,214

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Nexon Co. Ltd.	2,540	$43,033

Nintendo Co. Ltd.	138	60,782

Spotify Technology SA*	1,095	316,893

Square Enix Holdings Co. Ltd.	1,606	87,786

TOTAL ENTERTAINMENT		$1,234,676

FOOD & STAPLES RETAILING – 0.8%

Cosmos Pharmaceutical Corp.	415	63,247

Costco Wholesale Corp.	480	235,939

J Sainsbury PLC	58,839	241,089

Jeronimo Martins SGPS SA	5,955	134,926

Koninklijke Ahold Delhaize NV	3,654	118,822

METRO AG	2,131	26,925

Performance Food Group Co.*	11,182	505,762

Sundrug Co. Ltd.	3,373	98,697

Tesco PLC	26,505	97,902

Walmart, Inc.	1,219	182,143

TOTAL FOOD & STAPLES RETAILING		$1,705,452

FOOD PRODUCTS – 1.7%

Astral Foods Ltd.	3,474	40,255

Barry Callebaut AG	46	106,409

Calbee, Inc.	2,511	64,661

China Mengniu Dairy Co. Ltd.*	20,011	127,440

Chocoladefabriken Lindt & Spruengli AG	11	129,631

General Mills, Inc.	2,369	146,404

Hormel Foods Corp.	3,725	157,642

Kellogg Co.	8,957	549,064

MEIJI Holdings Co. Ltd.	710	44,790

Nestle SA	7,687	1,014,355

Nissin Foods Holdings Co. Ltd.	854	65,263

Nomad Foods Ltd.*	19,383	527,799

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	106,541	10,491

Toyo Suisan Kaisha Ltd.	1,798	77,457

Ulker Biskuvi Sanayi AS	22,956	48,185

Viscofan SA	5,499	376,007

Yamazaki Baking Co. Ltd.	2,263	34,350

Yihai International Holding Ltd.*	13,000	76,441

TOTAL FOOD PRODUCTS		$3,596,644

GAS UTILITIES – 0.5%

China Gas Holdings Ltd.	26,059	65,177

ENN Energy Holdings Ltd.	14,600	252,763

Osaka Gas Co. Ltd.	1,635	26,338

Rubis SCA	2,987	95,613

Toho Gas Co. Ltd.	1,307	38,645

Tokyo Gas Co. Ltd.	2,434	42,262

UGI Corp.	14,047	609,780

TOTAL GAS UTILITIES		$1,130,578

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%

Abbott Laboratories	980	126,312

Asahi Intecc Co. Ltd.	2,260	59,467

Baxter International, Inc.	7,099	560,537

Becton Dickinson & Co.	1,119	268,101

Boston Scientific Corp.*	14,708	634,356

Coloplast A/S, Class B	708	115,415

Description	Number of Shares	Value

Danaher Corp.	4,463	$1,391,430

DiaSorin SpA	496	112,009

Hologic, Inc.*	3,962	290,454

Hoya Corp.	594	87,165

ICU Medical, Inc.*	465	108,870

Koninklijke Philips NV	15,168	714,081

Medtronic PLC	7,964	954,565

Paramount Bed Holdings Co. Ltd.	1,820	33,901

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	25,000	42,607

Siemens Healthineers AG	2,134	141,748

STERIS PLC	86	20,102

Sysmex Corp.	744	91,845

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,752,965

HEALTH CARE PROVIDERS & SERVICES – 2.0%

Alfresa Holdings Corp.	4,660	65,418

Chemed Corp.	1,069	515,525

Fresenius SE & Co. KGaA	3,615	164,086

HCA Healthcare, Inc.	3,626	908,168

Humana, Inc.	1,477	684,087

Medipal Holdings Corp.	2,839	51,188

Suzuken Co. Ltd.	2,059	57,087

UnitedHealth Group, Inc.	3,835	1,765,902

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,211,461

HEALTH CARE TECHNOLOGY – 0.1%

AGFA-Gevaert NV*	7,727	33,586

Cerner Corp.	1,951	144,940

M3, Inc.	947	55,735

TOTAL HEALTH CARE TECHNOLOGY		$234,261

HOTELS, RESTAURANTS & LEISURE – 2.5%

Airbnb, Inc., Class A*	3,879	661,990

Booking Holdings, Inc.*	193	467,211

Choice Hotels International, Inc.	6,296	885,344

Compass Group PLC*	49,973	1,060,053

Evolution AB	593	95,924

Flutter Entertainment PLC*	2,277	429,878

Galaxy Entertainment Group Ltd.*	5,124	27,726

Huazhu Group Ltd., ADR*	5,343	247,701

Kanzhun Ltd., ADR*	1,873	65,742

La Francaise des Jeux SAEM	779	40,434

McDonald’s Corp.	3,303	811,052

McDonald’s Holdings Co. Japan Ltd.	1,525	68,105

Planet Fitness, Inc., Class A*	2,890	229,899

Sands China Ltd.*	96,800	221,207

TOTAL HOTELS, RESTAURANTS & LEISURE		$5,312,266

HOUSEHOLD DURABLES – 1.0%

Casio Computer Co. Ltd.	1,400	19,727

Coway Co. Ltd.	1,138	77,324

Garmin Ltd.	1,446	207,646

Nikon Corp.	6,455	70,737

NVR, Inc.*	256	1,253,069

Persimmon PLC	2,253	83,898

Rinnai Corp.	669	68,441

Sekisui Chemical Co. Ltd.	3,672	60,086

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Sekisui House Ltd.	5,100	$105,669

Sony Group Corp.	1,270	146,416

Tamron Co. Ltd.	830	19,466

TOTAL HOUSEHOLD DURABLES		$2,112,479

HOUSEHOLD PRODUCTS – 1.0%

Clorox Co. (The)	192	31,298

Colgate-Palmolive Co.	8,564	652,491

Procter & Gamble Co. (The)	6,041	863,802

Reckitt Benckiser Group PLC	7,817	633,854

Unicharm Corp.	1,478	59,548

TOTAL HOUSEHOLD PRODUCTS		$2,240,993

INSURANCE – 6.9%

Admiral Group PLC	2,598	102,043

Ageas SA	2,104	102,397

AIA Group Ltd.	152,844	1,725,769

Arthur J. Gallagher & Co.	5,851	981,037

Assicurazioni Generali SpA	7,189	156,653

AXA SA	47,017	1,367,488

Brown & Brown, Inc.	3,258	205,612

Caixa Seguridade Participacoes S/A*	23,884	36,860

China Reinsurance Group Corp., Class H	704,884	73,383

Chubb Ltd.	3,369	658,235

Dai-ichi Life Holdings, Inc.	11,775	248,104

Enstar Group Ltd.*	1,973	455,329

Gjensidige Forsikring ASA	579	14,400

Globe Life, Inc.	6,964	619,935

Intact Financial Corp.	15,647	2,097,603

Markel Corp.*	951	1,248,787

Marsh & McLennan Cos., Inc.	7,494	1,249,999

MS&AD Insurance Group Holdings, Inc.	7,613	246,208

Old Mutual Ltd.	94,924	96,881

Phoenix Group Holdings PLC	341	3,064

Progressive Corp. (The)	11,504	1,091,499

Sampo OYJ, Class A	2,223	118,210

SCOR SE	2,902	97,622

Shin Kong Financial Holding Co. Ltd.	129,802	45,790

Swiss Life Holding AG	30	16,468

T&D Holdings, Inc.	20,868	267,682

Tokio Marine Holdings, Inc.	15,473	814,276

Tongyang Life Insurance Co. Ltd.	5,724	33,554

White Mountains Insurance Group Ltd.	302	318,607

Willis Towers Watson PLC	809	196,004

Zurich Insurance Group AG	265	117,479

TOTAL INSURANCE		$14,806,978

INTERACTIVE MEDIA & SERVICES – 3.4%

Alphabet, Inc., Class A*	887	2,626,336

Alphabet, Inc., Class C*	363	1,076,444

Gree, Inc.	9,170	77,077

Match Group, Inc.*	2,273	342,723

Meta Platforms, Inc., Class A*	5,029	1,627,234

Tencent Holdings Ltd.	24,700	1,526,984

TOTAL INTERACTIVE MEDIA & SERVICES		$7,276,798

INTERNET & DIRECT MARKETING RETAIL – 2.0%

Alibaba Group Holding Ltd.*	9,300	194,833

Description	Number of Shares	Value

Alibaba Group Holding Ltd., ADR*	1,538	$253,678

Amazon.com, Inc.*	763	2,573,164

ASKUL Corp.	7,060	95,765

JD.com, Inc., ADR*	1,705	133,467

Meituan, Class B*	23,039	798,318

Trip.com Group Ltd., ADR*	7,455	212,915

TOTAL INTERNET & DIRECT MARKETING RETAIL		$4,262,140

IT SERVICES – 4.2%

Accenture PLC, Class A	4,373	1,568,989

Automatic Data Processing, Inc.	2,973	667,409

Capgemini SE	1,907	443,764

Cognizant Technology Solutions Corp., Class A	1,125	87,851

DTS Corp.	2,978	65,896

Edenred	11,552	624,572

EPAM Systems, Inc.*	292	196,586

Fidelity National Information Services, Inc.	5,648	625,460

FleetCor Technologies, Inc.*	1,361	336,725

Gartner, Inc.*	1,278	424,181

GoDaddy, Inc., Class A*	8,251	570,722

Infocom Corp.	2,570	49,201

Itochu Techno-Solutions Corp.	2,005	63,154

Mastercard, Inc., Class A	2,509	841,820

Nihon Unisys Ltd.	4,193	117,356

Nomura Research Institute Ltd.	2,266	90,262

NS Solutions Corp.	3,174	106,380

Nuvei Corp.*	3,798	456,460

Obic Co. Ltd.	374	68,877

Otsuka Corp.	308	15,133

Paychex, Inc.	1,984	244,588

PayPal Holdings, Inc.*	778	180,955

Sopra Steria Group SACA	146	28,709

Square, Inc., Class A*	1,399	356,045

Transcosmos, Inc.	2,200	66,111

Visa, Inc., Class A	3,047	645,263

TOTAL IT SERVICES		$8,942,469

LEISURE PRODUCTS – 0.1%

Bandai Namco Holdings, Inc.	863	65,776

Sega Sammy Holdings, Inc.	9,740	137,928

Shimano, Inc.	314	87,003

TOTAL LEISURE PRODUCTS		$290,707

LIFE SCIENCES TOOLS & SERVICES – 0.8%

Agilent Technologies, Inc.	1,326	208,832

CMIC Holdings Co. Ltd.	1,410	18,309

ICON PLC*	2,278	653,262

Pharmaron Beijing Co. Ltd., Class H	9,300	202,603

Sartorius Stedim Biotech	270	148,632

Thermo Fisher Scientific, Inc.	376	238,034

WuXi AppTec Co. Ltd., Class H	4,680	100,030

Wuxi Biologics Cayman, Inc.*	14,000	213,045

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,782,747

MACHINERY – 3.2%

Alfa Laval AB	12,979	555,703

Amada Co. Ltd.	8,100	79,739

Fortive Corp.	19,785	1,497,922

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Hino Motors Ltd.	12,100	$114,232

Hisaka Works Ltd.	3,030	22,438

IDEX Corp.	4,269	950,151

Ingersoll Rand, Inc.*	9,354	502,871

Japan Steel Works Ltd. (The)	1,985	58,083

Kone OYJ, Class B	6,877	468,721

Middleby Corp. (The)*	2,058	375,462

MISUMI Group, Inc.	2,310	96,474

Mitsubishi Heavy Industries Ltd.	1,662	42,419

Obara Group, Inc.	1,600	51,169

OKUMA Corp.	2,800	133,152

Optorun Co. Ltd.	1,600	32,302

PACCAR, Inc.	7,566	678,065

Sandvik AB	14,597	369,684

Schindler Holding AG	370	94,884

Schindler Holding AG	368	95,738

Shibaura Machine Co. Ltd.	558	12,993

SMC Corp.	94	56,033

Spirax-Sarco Engineering PLC	644	137,534

Star Micronics Co. Ltd.	5,100	66,717

Sumitomo Heavy Industries Ltd.	2,930	75,323

THK Co. Ltd.	4,780	102,457

Weichai Power Co. Ltd., Class H	68,000	122,182

TOTAL MACHINERY		$6,792,448

MARINE – 0.1%

D/S Norden A/S	2,920	70,470

Kuehne + Nagel International AG	482	151,770

Pacific Basin Shipping Ltd.	177,159	81,971

TOTAL MARINE		$304,211

MEDIA – 1.0%

Cable One, Inc.	521	891,541

Comcast Corp., Class A	9,432	485,088

Criteo SA, ADR*	1,857	61,355

Fuji Media Holdings, Inc.	3,205	33,238

Metropole Television SA	3,838	84,564

Nippon Television Holdings, Inc.	12,937	139,614

RTL Group SA	1,883	108,576

Television Francaise 1	10,160	108,758

TV Asahi Holdings Corp.	4,035	61,034

WPP PLC	14,090	203,627

TOTAL MEDIA		$2,177,395

METALS & MINING – 0.8%

Anglo American PLC	4,488	170,903

Asahi Holdings, Inc.	3,885	69,298

Barrick Gold Corp.	4,859	89,163

Centerra Gold, Inc.	6,380	47,840

Chubu Steel Plate Co. Ltd.	1,442	10,400

Eldorado Gold Corp.*	3,838	34,388

Endeavour Mining PLC	2,418	61,427

Gold Fields Ltd.	5,505	51,648

Harmony Gold Mining Co. Ltd., ADR	10,505	38,028

Impala Platinum Holdings Ltd.	549	7,116

Kinross Gold Corp.	8,653	52,004

Kyoei Steel Ltd.	4,205	51,799

Maruichi Steel Tube Ltd.	3,300	74,845

Description	Number of Shares	Value

Nakayama Steel Works Ltd.	5,670	$21,491

Neturen Co. Ltd.	4,235	22,592

Norsk Hydro ASA	8,194	60,020

OceanaGold Corp.*	21,829	40,744

Pacific Metals Co. Ltd.	1,667	30,130

Resolute Mining Ltd.*	36,123	11,413

Rio Tinto PLC	8,501	530,570

Tokyo Steel Manufacturing Co. Ltd.	6,880	76,421

Western Areas Ltd.*	12,502	29,719

Yamato Kogyo Co. Ltd.	4,788	160,265

Yodogawa Steel Works Ltd.	1,480	32,255

TOTAL METALS & MINING		$1,774,479

MULTILINE RETAIL – 0.2%

Dollar General Corp.	927	205,349

Marks & Spencer Group PLC*	19,064	47,901

Marui Group Co. Ltd.	4,320	84,486

Pan Pacific International Holdings Corp.	3,250	68,037

TOTAL MULTILINE RETAIL		$405,773

MULTI-UTILITIES – 0.9%

Centrica PLC*	45,448	37,518

Consolidated Edison, Inc.	2,228	167,991

Dominion Energy, Inc.	1,663	126,272

Engie SA	14,913	211,976

National Grid PLC	86,312	1,104,916

WEC Energy Group, Inc.	2,159	194,439

TOTAL MULTI-UTILITIES		$1,843,112

OIL, GAS & CONSUMABLE FUELS – 2.3%

ARC Resources Ltd.	4,815	46,181

BP PLC	66,982	321,022

Cameco Corp.	3,671	89,194

Coterra Energy, Inc.	26,963	574,851

Enbridge, Inc.	14,973	627,182

Eni SpA	15,352	220,133

Gazprom PJSC, ADR	13,623	134,186

Inpex Corp.	13,550	113,179

Japan Petroleum Exploration Co. Ltd.	2,360	43,007

LUKOIL PJSC, ADR	352	35,915

Ovintiv, Inc.	1,730	64,903

Royal Dutch Shell PLC, Class B	19,439	448,265

Surgutneftegas PJSC, ADR	14,856	71,851

TC Energy Corp.	11,408	617,134

TotalEnergies SE	27,588	1,383,144

Tourmaline Oil Corp.	1,534	55,443

YPF SA, ADR*	4,198	17,632

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,863,222

PERSONAL PRODUCTS – 0.1%

Kobayashi Pharmaceutical Co. Ltd.	698	55,791

Unilever PLC	1,549	82,925

TOTAL PERSONAL PRODUCTS		$138,716

PHARMACEUTICALS – 4.9%

Astellas Pharma, Inc.	14,988	252,090

AstraZeneca PLC	6,493	808,092

AstraZeneca PLC, ADR	16,037	1,000,388

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Bristol-Myers Squibb Co.	2,865	$167,316

Daiichi Sankyo Co. Ltd.	5,100	128,289

Eisai Co. Ltd.	805	56,694

Eli Lilly & Co.	901	229,539

Hutchmed China Ltd., ADR*	1,213	35,686

Johnson & Johnson	8,768	1,428,132

Kissei Pharmaceutical Co. Ltd.	1,870	37,359

Merck & Co., Inc.	13,739	1,209,719

Novartis AG	26,365	2,178,078

Novo Nordisk A/S, Class B	1,456	159,357

Ono Pharmaceutical Co. Ltd.	13,458	281,676

Pfizer, Inc.	33,086	1,447,182

Roche Holding AG	1,707	660,074

Roche Holding AG	201	86,275

Sanofi	962	96,116

Takeda Pharmaceutical Co. Ltd.	5,335	149,928

TOTAL PHARMACEUTICALS		$10,411,990

PROFESSIONAL SERVICES – 1.5%

Adecco Group AG	3,455	173,844

BeNext-Yumeshin Group Co.	8,500	110,599

Bureau Veritas SA	35,972	1,141,887

CoStar Group, Inc.*	574	49,393

Experian PLC	6,669	305,476

Hays PLC	43,181	98,098

IHS Markit Ltd.	1,496	195,557

Pagegroup PLC	8,143	73,997

Science Applications International Corp.	5,467	490,827

SGS SA	34	100,559

SThree PLC	5,715	46,067

Wolters Kluwer NV	5,194	544,227

TOTAL PROFESSIONAL SERVICES		$3,330,531

REAL ESTATE INVESTMENT TRUSTS – 2.1%

American Tower Corp.	4,482	1,263,790

Boston Properties, Inc.	1,961	222,848

British Land Co. PLC (The)	10,380	70,218

Daiwa House REIT Investment Corp.	31	88,941

Japan Real Estate Investment Corp.	14	85,738

Land Securities Group PLC	7,112	66,867

Medical Properties Trust, Inc.	66,770	1,424,204

Nippon Building Fund, Inc.	13	84,404

Public Storage	3,495	1,160,969

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,467,979

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

CK Asset Holdings Ltd.	17,786	109,841

Daito Trust Construction Co. Ltd.	214	26,512

Mitsubishi Estate Co. Ltd.	15,554	235,818

Nexity SA	8,306	379,076

Swiss Prime Site AG	1,063	107,972

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$859,219

ROAD & RAIL – 1.5%

AMERCO	1,055	777,525

Canadian National Railway Co.	18,171	2,414,969

Go-Ahead Group PLC (The)*	2,261	24,290

TOTAL ROAD & RAIL		$3,216,784

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%

Disco Corp.	71	$19,062

Flat Glass Group Co. Ltd., Class H	53,500	288,799

Intel Corp.	3,032	148,568

KLA Corp.	975	363,441

Marvell Technology, Inc.	11,973	820,151

MediaTek, Inc.	8,600	282,353

Mimasu Semiconductor Industry Co. Ltd.	3,500	76,433

Miraial Co. Ltd.	2,160	29,868

Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	487,980

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,741	311,652

Texas Instruments, Inc.	2,609	489,135

Tokyo Seimitsu Co. Ltd.	885	35,912

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,353,354

SOFTWARE – 5.1%

ANSYS, Inc.*	446	169,293

Black Knight, Inc.*	13,751	964,083

Constellation Software, Inc.	1,149	2,019,282

Dassault Systemes SE	2,755	160,449

Kingdee International Software Group Co. Ltd.*	51,652	170,613

Microsoft Corp.	17,303	5,738,021

Oracle Corp.	2,800	268,632

Salesforce.com, Inc.*	2,313	693,183

Topicus.com, Inc.*	1,252	139,717

Tyler Technologies, Inc.*	398	216,201

Workday, Inc., Class A*	1,207	350,006

TOTAL SOFTWARE		$10,889,480

SPECIALTY RETAIL – 2.0%

CarMax, Inc.*	4,854	664,610

CECONOMY AG*	10,245	49,884

China Meidong Auto Holdings Ltd.	51,487	267,345

Five Below, Inc.*	3,350	660,955

Hikari Tsushin, Inc.	607	93,466

Home Depot, Inc. (The)	1,048	389,583

Industria de Diseno Textil SA	8,526	307,903

Kingfisher PLC	15,806	72,465

K’s Holdings Corp.	3,200	32,962

Nitori Holdings Co. Ltd.	608	111,251

Shimamura Co. Ltd.	1,782	150,409

TJX Cos., Inc. (The)	11,305	740,364

Ulta Beauty, Inc.*	1,646	604,675

USS Co. Ltd.	3,449	55,378

Xebio Holdings Co. Ltd.	5,185	48,085

Zhongsheng Group Holdings Ltd.	12,500	113,023

TOTAL SPECIALTY RETAIL		$4,362,358

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.6%

Apple, Inc.	19,961	2,990,158

Canon, Inc.	4,335	97,293

Catcher Technology Co. Ltd.	13,974	80,904

Elecom Co. Ltd.	5,000	76,332

Maxell Ltd.	3,410	40,899

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

    Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Quadient SA	2,977	$71,099

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,356,685

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Hermes International	99	156,845

Lululemon Athletica, Inc.*	211	98,328

NIKE, Inc., Class B	3,445	576,314

Sanyo Shokai Ltd.*	2,000	15,828

Yue Yuen Industrial Holdings Ltd.*	26,508	56,488

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$903,803

TOBACCO – 0.3%

Philip Morris International, Inc.	6,333	598,722

TRADING COMPANIES & DISTRIBUTORS – 1.8%

AerCap Holdings NV*	5,355	316,159

Brenntag SE	19,008	1,807,080

Fastenal Co.	10,646	607,674

Ferguson PLC	834	125,494

Inaba Denki Sangyo Co. Ltd.	2,300	55,010

ITOCHU Corp.	7,211	205,116

Mitsubishi Corp.	6,714	212,774

MonotaRO Co. Ltd.	2,535	57,384

Rexel SA*	3,649	72,385

SIG PLC*	22,285	15,844

Sumitomo Corp.	6,209	88,089

Triton International Ltd.	6,081	378,177

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,941,186

TRANSPORTATION INFRASTRUCTURE – 0.1%

Kamigumi Co. Ltd.	7,930	159,122

WATER UTILITIES – 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	12,340	77,270

Severn Trent PLC	2,950	110,539

TOTAL WATER UTILITIES		$187,809

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

America Movil SAB de CV, Class L, ADR	5,783	102,822

Description	Number of Shares	Value

KDDI Corp.	35,426	$1,096,582

MTN Group Ltd.*	8,149	73,077

SoftBank Corp.	6,274	85,571

Turkcell Iletisim Hizmetleri AS	30,672	48,780

VEON Ltd., ADR*	33,427	70,531

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,477,363

TOTAL COMMON STOCKS (Cost $ 141,800,256)		$192,574,335

INVESTMENT COMPANIES – 0.3%

COMMODITY FUNDS – 0.0%**

Sprott Physical Uranium Trust*	4,531	50,377

EQUITY FUNDS – 0.3%

iShares Core MSCI EAFE ETF	2,200	168,322

iShares MSCI ACWI ETF	4,651	489,797

NEXT FUNDS TOPIX ETF	3,790	69,232

TOTAL EQUITY FUNDS		$727,351

TOTAL INVESTMENT COMPANIES (Cost $ 725,169)		$777,728

PREFERRED STOCK – 0.1%

CONSUMER DISCRETIONARY – 0.1%

Volkswagen AG 4.86%	937	209,940

TOTAL PREFERRED STOCK (Cost $ 117,064)		$209,940

MONEY MARKET FUND – 6.1%

Dreyfus Government Cash Management Fund, Institutional Shares 0.03%^	13,007,476	13,007,476

TOTAL MONEY MARKET FUND (Cost $ 13,007,476)		$13,007,476

TOTAL INVESTMENTS – 96.5% (COST $ 155,649,965)		$206,569,479

OTHER ASSETS LESS LIABILITIES – 3.5%		7,469,664

TOTAL NET ASSETS – 100.0%		$214,039,143

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$4,236,006	$—	$—	$4,236,006

Air Freight & Logistics	1,699,289	—	—	1,699,289

Airlines	395,863	—	—	395,863

Auto Components	815,831	—	—	815,831

Automobiles	1,737,510	—	—	1,737,510

Banks	8,188,745	—	—	8,188,745

Beverages	2,898,990	—	—	2,898,990

Biotechnology	211,410	—	—	211,410

Building Products	2,260,658	—	—	2,260,658

Capital Markets	6,979,341	—	—	6,979,341

Chemicals	2,563,274	—	—	2,563,274

Commercial Services & Supplies	5,413,593	—	—	5,413,593

Communications Equipment	3,127,478	—	—	3,127,478

Construction & Engineering	1,621,587	—	—	1,621,587

Construction Materials	389,205	—	—	389,205

Consumer Finance	1,639,106	—	—	1,639,106

Containers & Packaging	471,437	—	—	471,437

Distributors	311,608	—	—	311,608

Diversified Consumer Services	9,923	—	—	9,923

Diversified Financial Services	5,276,905	—	—	5,276,905

Diversified Telecommunication Services	3,356,891	—	—	3,356,891

Electric Utilities	1,546,419	—	—	1,546,419

Electrical Equipment	973,055	—	—	973,055

Electronic Equipment, Instruments & Components	1,456,238	45,348	—	1,501,586

Energy Equipment & Services	239,270	—	—	239,270

Entertainment	1,234,676	—	—	1,234,676

Food & Staples Retailing	1,705,452	—	—	1,705,452

Food Products	3,596,644	—	—	3,596,644

Gas Utilities	1,130,578	—	—	1,130,578

Health Care Equipment & Supplies	5,752,965	—	—	5,752,965

Health Care Providers & Services	4,211,461	—	—	4,211,461

Health Care Technology	234,261	—	—	234,261

Hotels, Restaurants & Leisure	5,312,266	—	—	5,312,266

Household Durables	2,112,479	—	—	2,112,479

Household Products	2,240,993	—	—	2,240,993

Insurance	14,806,978	—	—	14,806,978

Interactive Media & Services	7,276,798	—	—	7,276,798

Internet & Direct Marketing Retail	4,262,140	—	—	4,262,140

IT Services	8,942,469	—	—	8,942,469

Leisure Products	290,707	—	—	290,707

Life Sciences Tools & Services	1,782,747	—	—	1,782,747

Machinery	6,792,448	—	—	6,792,448

Marine	304,211	—	—	304,211

Media	2,177,395	—	—	2,177,395

Metals & Mining	1,774,479	—	—	1,774,479

Multiline Retail	405,773	—	—	405,773

Multi-Utilities	1,843,112	—	—	1,843,112

Oil, Gas & Consumable Fuels	4,863,222	—	—	4,863,222

Personal Products	138,716	—	—	138,716

Pharmaceuticals	10,411,990	—	—	10,411,990

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Professional Services	$3,330,531	$—	$—	$3,330,531

Real Estate Investment Trusts	4,467,979	—	—	4,467,979

Real Estate Management & Development	859,219	—	—	859,219

Road & Rail	3,216,784	—	—	3,216,784

Semiconductors & Semiconductor Equipment	3,353,354	—	—	3,353,354

Software	10,889,480	—	—	10,889,480

Specialty Retail	4,362,358	—	—	4,362,358

Technology Hardware, Storage & Peripherals	3,356,685	—	—	3,356,685

Textiles, Apparel & Luxury Goods	903,803	—	—	903,803

Tobacco	598,722	—	—	598,722

Trading Companies & Distributors	3,941,186	—	—	3,941,186

Transportation Infrastructure	159,122	—	—	159,122

Water Utilities	187,809	—	—	187,809

Wireless Telecommunication Services	1,477,363	—	—	1,477,363

Investment Companies	777,728	—	—	777,728

Preferred Stock	209,940	—	—	209,940

Money Market Fund	13,007,476	—	—	13,007,476

Total Investments in Securities	$206,524,131	$45,348	$—	$206,569,479

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$253,887	$—	$253,887

Financial Futures Contracts	649,316	—	—	649,316

Total Assets - Other Financial Instruments	$649,316	$253,887	$—	$903,203

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(151,631)	$—	$(151,631)

Financial Futures Contracts	(1,748,334)	—	—	(1,748,334)

Total Liabilities - Other Financial Instruments	$(1,748,334)	$(151,631)	$—	$(1,899,965)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At October 31, 2021, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD
12/15/2021	Morgan Stanley	1,244,000 EUR	$1,461,998	$1,439,758	$ 22,240	$ —
12/15/2021	Morgan Stanley	327,000,000 JPY	2,974,159	2,870,660	103,499	—
12/15/2021	BNP Paribas	2,266,000 GBP	3,126,577	3,101,741	24,836	—
12/15/2021	Barclays Capital	3,187,000 EUR	3,783,709	3,688,513	95,196	—
12/15/2021	Morgan Stanley	8,975,000 CAD	7,100,980	7,252,611	—	(151,631)
12/15/2021	RBC Capital Markets	1,216,000 GBP	1,672,598	1,664,482	8,116	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$253,887	$(151,631)

At October 31, 2021, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	December 2021	67	$ 7,520,879	$ 7,689,255	$ —	$ (168,376)
E-Mini S&P 500 Index	December 2021	113	25,328,943	25,973,050	—	(644,107)
E-Mini S&P Mid 400 Index	December 2021	61	16,502,805	17,015,340	—	(512,535)
Euro STOXX 50 Index	December 2021	101	4,860,051	4,946,952	—	(86,901)
FTSE 100 Index	December 2021	45	4,330,562	4,448,883	—	(118,321)
HSCE Index	November 2021	83	4,947,552	4,774,327	173,225	—
MSCI EAFE Index	December 2021	246	29,253,171	28,777,080	476,091	—
S&P TSX 60 Index	December 2021	26	5,171,023	5,296,218	—	(125,195)
TOPIX Index	December 2021	32	5,501,310	5,594,209	—	(92,899)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$649,316	$(1,748,334)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2021. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Real Asset Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Commodity Related Securities:

Investment Company Commodity Fund	33.8%

Exchange-Traded Commodity Funds	12.3%

Real Estate Related Securities:

Real Estate Investment Trusts	19.9%

Exchange-Traded Funds	9.9%

Common Stocks	4.8%

Investment Companies	2.3%

Inflation Related Securities:

Exchange-Traded Funds	11.6%

Cash Equivalents(1)	2.7%

Cash Collateral Invested for Securities on Loan(2)	3.0%

Other Assets and Liabilities - Net(3)	(0.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 11.6%

EXCHANGE-TRADED FUNDS – 11.6%

INFLATION-PROTECTED SECURITIES FUND – 11.6%

Schwab U.S. TIPS ETF#	935,225	$58,900,471

TOTAL EXCHANGE-TRADED FUNDS (COST $57,983,740)		$58,900,471

TOTAL INFLATION RELATED SECURITIES (COST $57,983,740)		$58,900,471

REAL ESTATE RELATED SECURITIES – 36.9%

COMMON STOCKS – 4.8%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.	754	17,614

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	37,511	41,933

Centuria Capital Group	40,035	96,674

TOTAL DIVERSIFIED		$138,607

DIVERSIFIED REAL ESTATE ACTIVITIES – 1.8%

Airport City Ltd.*	4,669	88,943

Allreal Holding AG	730	154,356

City Developments Ltd.	29,700	161,219

Daito Trust Construction Co. Ltd.	3,900	483,159

Daiwa House Industry Co. Ltd.	38,200	1,257,190

Description	Number of Shares	Value

DIC Asset AG	3,489	$61,266

Far East Consortium International Ltd.	78,000	25,764

Gemdale Properties & Investment Corp. Ltd.	358,000	34,969

Hang Lung Properties Ltd.	106,000	246,046

Heiwa Real Estate Co. Ltd.	2,900	91,345

Kerry Properties Ltd.	54,500	153,753

Lendlease Corp. Ltd.	40,197	316,291

Mitsubishi Estate Co. Ltd.	79,900	1,211,381

Mitsui Fudosan Co. Ltd.	55,400	1,263,057

Nomura Real Estate Holdings, Inc.	6,900	167,634

OUE Ltd.	24,500	25,072

Property & Building Corp. Ltd.*	345	49,008

SAMTY Co. Ltd.	2,000	44,343

Shinoken Group Co. Ltd.	3,200	31,614

SRE Holdings Corp.*	300	20,768

St. Joe Co. (The)	1,605	75,467

Starts Corp., Inc.	1,400	33,571

Sumitomo Realty & Development Co. Ltd.	27,300	984,453

Sun Hung Kai Properties Ltd.	88,500	1,177,270

Tokyo Tatemono Co. Ltd.	11,600	169,967

Tokyu Fudosan Holdings Corp.	36,200	209,307

UOL Group Ltd.	26,400	141,544

Wharf Holdings Ltd. (The)	84,000	291,498

YH Dimri Construction & Development Ltd.	360	25,802

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$8,996,057

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

23	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	65,609	$78,516

REAL ESTATE DEVELOPMENT – 0.4%

Aedas Homes SA	962	27,635

BUWOG AG Escrow Shares*,(1)	3,077	—

CK Asset Holdings Ltd.	124,000	765,786

DREAM Unlimited Corp., Class A	1,023	25,542

Forestar Group, Inc.*	1,558	30,490

Goldcrest Co. Ltd.	1,500	21,439

Greenland Hong Kong Holdings Ltd.	101,000	21,549

Henderson Land Development Co. Ltd.	70,735	296,377

Howard Hughes Corp. (The)*	2,230	194,300

Instone Real Estate Group SE	2,416	63,678

K Wah International Holdings Ltd.	135,000	53,962

Katitas Co. Ltd.	3,000	109,103

Lifestyle Communities Ltd.	7,218	118,097

Nexity SA	2,856	130,344

Road King Infrastructure Ltd.	24,000	24,276

Selvaag Bolig ASA	6,948	42,685

Sino Land Co. Ltd.	170,000	223,302

Tosei Corp.	2,300	22,036

Wing Tai Holdings Ltd.	39,000	56,107

Zhuguang Holdings Group Co. Ltd.	136,000	29,890

TOTAL REAL ESTATE DEVELOPMENT		$2,256,598

REAL ESTATE OPERATING COMPANIES – 2.6%

ADO Properties SA	4,425	60,002

Aeon Mall Co. Ltd.	6,300	91,868

Akelius Residential Property AB, Class D	10,772	21,543

Alony Hetz Properties & Investments Ltd.	5,823	94,935

Amot Investments Ltd.	8,779	66,889

Aroundtown SA	64,172	445,839

Ascendas India Trust	52,700	54,322

Atrium Ljungberg AB, Class B	2,330	53,502

Azrieli Group Ltd.	3,773	352,219

Big Shopping Centers Ltd.	415	62,138

Blue Square Real Estate Ltd.	878	67,702

CA Immobilien Anlagen AG	3,292	140,805

Castellum AB	12,547	333,691

Catena AB	1,789	108,948

Cibus Nordic Real Estate AB	2,057	54,419

Citycon OYJ	2,325	19,096

CLS Holdings PLC	27,220	83,444

Corem Property Group AB, Class B	49,084	162,889

Daibiru Corp.	5,100	70,655

Deutsche EuroShop AG	2,964	60,202

Dios Fastigheter AB	4,885	56,853

Entra ASA	10,644	265,599

Fabege AB	14,625	247,269

Fastighets AB Balder, Class B*	5,671	410,864

Gav-Yam Lands Corp. Ltd.	5,012	59,586

Gazit-Globe Ltd.	8,975	72,751

Grainger PLC	37,544	158,664

Grand City Properties SA	6,376	163,334

Hang Lung Group Ltd.	39,000	91,328

Helical PLC	12,067	75,966

Hongkong Land Holdings Ltd.	67,100	369,721

Description	Number of Shares	Value

Hufvudstaden AB, Class A	6,739	$107,661

Hulic Co. Ltd.	33,500	321,259

Hysan Development Co. Ltd.	36,001	125,163

Ichigo, Inc.	13,000	38,780

IMMOFINANZ AG*	4,535	108,624

Intershop Holding AG	64	40,052

Israel Canada T.R Ltd.	5,078	24,489

Keihanshin Building Co. Ltd.	4,900	61,005

Kennedy-Wilson Holdings, Inc.	5,669	126,816

K-fast Holding AB*	5,568	51,057

Kojamo OYJ	8,659	193,490

Kungsleden AB	9,968	136,961

LEG Immobilien SE	5,782	859,896

Leopalace21 Corp.*	11,500	24,720

MAS Real Estate, Inc.	20,518	24,044

Mega Or Holdings Ltd.	685	27,059

Melisron Ltd.*	1,293	109,223

Mivne Real Estate KD Ltd.	27,003	98,306

Mobimo Holding AG*	348	117,254

NP3 Fastigheter AB	1,509	53,592

Nyfosa AB	11,802	199,128

Phoenix Spree Deutschland Ltd.	4,495	24,668

Platzer Fastigheter Holding AB, Class B	3,083	50,258

PSP Swiss Property AG	2,635	329,231

S IMMO AG	4,007	94,958

Sagax AB, Class D	19,966	76,140

Sagax AB, Class B	9,216	360,570

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	76,419

Samhallsbyggnadsbolaget i Norden AB	59,155	396,755

Shurgard Self Storage SA	1,183	72,480

Sirius Real Estate Ltd.	59,991	111,000

Swire Properties Ltd.	22,200	59,491

Swiss Prime Site AG	4,363	443,162

TAG Immobilien AG	8,356	253,853

TKP Corp.*	1,700	27,445

Tricon Residential, Inc.	14,102	205,217

VGP NV	392	101,506

Vonovia SE	35,796	2,170,804

Wallenstam AB, Class B	11,312	198,105

Wharf Real Estate Investment Co. Ltd.	88,000	496,523

Wihlborgs Fastigheter AB	6,877	162,716

TOTAL REAL ESTATE OPERATING COMPANIES		$12,936,923

RETAIL – 0.0%**

Eurocommercial Properties NV	4,115	96,043

Kiwi Property Group Ltd.	96,867	81,215

TOTAL RETAIL		$177,258

TOTAL COMMON STOCKS (COST $19,586,953)		$24,601,573

EXCHANGE-TRADED FUNDS – 9.9%

REAL ESTATE – 9.9%

BMO Commercial Property Trust Ltd.	64,435	90,299

Schwab U.S. REIT ETF#	539,600	26,391,836

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

    Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Vanguard Global ex-U.S. Real Estate ETF	413,100	$23,753,250

TOTAL REAL ESTATE		$50,235,385

TOTAL EXCHANGE-TRADED FUNDS (COST $39,684,970)		$50,235,385

INVESTMENT COMPANY – 2.3%

EQUITY FUNDS – 2.3%

Tortoise MLP & Pipeline Fund, Institutional Class	973,466	11,798,413

TOTAL INVESTMENT COMPANY (COST $12,745,009)		$11,798,413

REAL ESTATE INVESTMENT TRUSTS – 19.9%

DIVERSIFIED – 2.0%

Abacus Property Group	16,994	45,638

Activia Properties, Inc.	45	184,382

Alexander & Baldwin, Inc.	7,229	177,327

American Assets Trust, Inc.	2,884	109,102

Armada Hoffler Properties, Inc.	5,648	77,434

Artis REIT	2,286	21,648

Broadstone Net Lease, Inc.	9,342	248,404

Charter Hall Group	25,263	329,341

Charter Hall Long Wale REIT	30,820	112,676

Cofinimmo SA	1,613	260,116

Cominar REIT	2,658	24,806

CTO Realty Growth, Inc.	77	4,128

Daiwa House REIT Investment Corp.	121	347,155

DigitalBridge Group, Inc.*	26,627	178,401

Empire State Realty Trust, Inc., Class A#	16,562	160,320

Essential Properties Realty Trust, Inc.	6,154	183,328

Gecina SA	2,945	412,105

Gladstone Commercial Corp.	2,455	53,666

Global Net Lease, Inc.	11,392	182,500

Goodman Property Trust	75,368	134,212

GPT Group (The)	110,022	427,062

Growthpoint Properties Australia Ltd.	18,802	58,697

H&R REIT	8,286	113,886

Hankyu Hanshin REIT, Inc.	37	54,636

Heiwa REIT, Inc.	76	106,090

Hulic REIT, Inc.	71	107,458

ICADE	1,562	122,425

Irongate Group	21,935	26,483

Land Securities Group PLC	43,153	405,722

LondonMetric Property PLC	49,777	178,072

LXI REIT PLC	39,512	79,381

Mapletree North Asia Commercial Trust	128,900	97,499

Merlin Properties Socimi SA	19,916	215,678

Mirvac Group	226,446	480,370

NIPPON REIT Investment Corp.	32	122,974

Nomura Real Estate Master Fund, Inc.	271	405,876

NTT UD REIT Investment Corp.	97	128,851

One Liberty Properties, Inc.	12	375

Picton Property Income Ltd. (The)	63,920	84,941

PS Business Parks, Inc.	1,059	188,184

REIT 1 Ltd.	11,700	73,135

Samty Residential Investment Corp.	22	23,202

Sekisui House Reit, Inc.	244	184,539

Description	Number of Shares	Value

Star Asia Investment Corp.	81	$42,925

Stockland	134,753	461,224

STORE Capital Corp.	13,372	459,061

Sunlight REIT	139,000	80,393

Suntec REIT	64,200	70,937

Takara Leben Real Estate Investment Corp.	22	21,426

Tokyu REIT, Inc.	73	122,398

Tosei REIT Investment Corp.	15	17,267

UK Commercial Property REIT Ltd.	46,367	48,226

United Urban Investment Corp.	185	230,489

VEREIT, Inc.	13,161	661,998

Washington REIT	4,574	115,951

WP Carey, Inc.	10,583	816,055

Yuexiu REIT	80,000	34,856

TOTAL DIVERSIFIED		$10,115,431

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	64,694

HEALTH CARE – 1.5%

Aedifica SA	2,100	279,902

Arena REIT	17,467	59,128

Assura PLC	157,436	157,070

CareTrust REIT, Inc.	6,068	125,911

Community Healthcare Trust, Inc.	1,841	88,073

Global Medical REIT, Inc.	2,751	45,612

Health Care & Medical Investment Corp.	17	23,343

Healthcare Realty Trust, Inc.	8,324	275,191

Healthcare Trust of America, Inc., Class A	12,570	419,712

Healthpeak Properties, Inc.	30,956	1,099,248

Impact Healthcare REIT PLC	12,583	20,355

LTC Properties, Inc.	1,749	55,723

Medical Properties Trust, Inc.	34,214	729,785

National Health Investors, Inc.	1,042	56,039

NorthWest Healthcare Properties REIT	4,866	52,214

Omega Healthcare Investors, Inc.	13,720	402,819

Parkway Life REIT	31,100	107,472

Physicians Realty Trust	15,860	301,499

Primary Health Properties PLC	75,573	158,861

Sabra Health Care REIT, Inc.	4,480	63,392

Universal Health Realty Income Trust	1,459	83,119

Ventas, Inc.	21,580	1,151,725

Vital Healthcare Property Trust	24,302	51,025

Welltower, Inc.	24,270	1,951,308

TOTAL HEALTH CARE		$7,758,526

HOTEL & RESORT – 0.6%

Apple Hospitality REIT, Inc.	11,450	179,879

Ascott Residence Trust	122,500	93,567

Braemar Hotels & Resorts, Inc.*	5,100	25,908

CDL Hospitality Trusts	31,900	28,387

Chatham Lodging Trust*	5,931	75,264

CorePoint Lodging, Inc.*	3,282	56,582

DiamondRock Hospitality Co.*	14,037	126,894

Far East Hospitality Trust	94,900	45,392

Hersha Hospitality Trust*	6,231	55,643

Hoshino Resorts REIT, Inc.	14	91,266

Host Hotels & Resorts, Inc.*	41,008	690,165

Invincible Investment Corp.	372	146,874

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Japan Hotel REIT Investment Corp.	266	$160,569

Mori Trust Hotel REIT, Inc.	19	23,589

Park Hotels & Resorts, Inc.*	8,210	152,131

Pebblebrook Hotel Trust	6,902	155,019

RLJ Lodging Trust	10,153	146,406

Ryman Hospitality Properties, Inc.*	2,961	253,284

Service Properties Trust	10,529	113,397

Summit Hotel Properties, Inc.*	9,200	92,000

Sunstone Hotel Investors, Inc.*	10,856	133,963

Xenia Hotels & Resorts, Inc.*	6,846	121,859

TOTAL HOTEL & RESORT		$2,968,038

INDUSTRIAL – 3.7%

AIMS APAC REIT	23,200	24,774

Americold Realty Trust	14,996	441,932

ARA LOGOS Logistics Trust	119,800	79,955

Ascendas REIT	224,900	515,344

Centuria Industrial REIT	31,371	86,136

CRE Logistics REIT, Inc.	151	293,455

Dexus Industria REIT	12,124	30,827

Dream Industrial REIT	7,428	101,733

Duke Realty Corp.	21,731	1,222,151

EastGroup Properties, Inc.	2,507	495,834

First Industrial Realty Trust, Inc.	7,417	431,892

Frasers Logistics & Commercial Trust	184,920	208,438

GLP J-REIT	258	420,813

Goodman Group	96,559	1,590,740

Granite REIT	1,863	151,015

Industrial & Infrastructure Fund Investment Corp.	116	212,204

Industrial Logistics Properties Trust	5,680	159,551

Innovative Industrial Properties, Inc.	2,206	580,377

Itochu Advance Logistics Investment Corp.	30	42,667

Japan Logistics Fund, Inc.	53	158,337

LaSalle Logiport REIT	108	179,660

Lexington Realty Trust	18,817	274,164

Mapletree Industrial Trust	120,670	246,083

Mapletree Logistics Trust	186,750	279,744

Mitsubishi Estate Logistics REIT Investment Corp.	23	99,487

Mitsui Fudosan Logistics Park, Inc.	31	164,826

Monmouth Real Estate Investment Corp.	6,343	119,566

Montea NV	546	81,043

Nippon Prologis REIT, Inc.	149	497,429

Plymouth Industrial REIT, Inc.	1,334	34,097

Prologis, Inc.	42,460	6,155,002

Rexford Industrial Realty, Inc.	7,865	528,528

Segro PLC	68,938	1,219,410

SOSiLA Logistics REIT, Inc.	30	45,115

STAG Industrial, Inc.	9,873	429,772

Summit Industrial Income REIT	4,712	90,006

Terreno Realty Corp.	4,147	303,270

Tritax Big Box REIT PLC	94,632	291,394

Warehouses De Pauw	7,928	361,092

TOTAL INDUSTRIAL		$18,647,863

OFFICE – 2.2%

Alexandria Real Estate Equities, Inc.	7,963	1,625,567

Description	Number of Shares	Value

Allied Properties REIT	3,430	$118,537

alstria office REIT AG	10,975	205,024

Befimmo SA	1,015	41,536

Boston Properties, Inc.	8,162	927,530

Brandywine Realty Trust	9,214	122,085

Centuria Office REIT	24,030	43,564

Champion REIT	160,000	84,108

CIM Commercial Trust Corp.	2,771	23,415

City Office REIT, Inc.	2,823	53,552

Columbia Property Trust, Inc.	6,598	126,484

Corporate Office Properties Trust	6,068	164,564

Cousins Properties, Inc.	8,033	318,187

Covivio	2,513	217,296

Cromwell Property Group	100,827	61,436

Daiwa Office Investment Corp.	20	128,976

Derwent London PLC	6,282	290,758

Dexus	61,776	505,140

Douglas Emmett, Inc.	10,078	329,349

Dream Office REIT	3,839	72,431

Easterly Government Properties, Inc.	5,003	105,213

Equity Commonwealth*	7,389	191,597

Franklin Street Properties Corp.	4,642	20,889

GDI Property Group	37,938	33,390

Global One Real Estate Investment Corp.	60	61,750

Great Portland Estates PLC	15,111	151,379

Hibernia REIT PLC	32,408	47,204

Highwoods Properties, Inc.	5,985	268,367

Hudson Pacific Properties, Inc.	8,323	214,317

Ichigo Office REIT Investment Corp.	84	63,603

Inmobiliaria Colonial Socimi SA	17,931	174,324

Intervest Offices & Warehouses NV	685	19,955

IREIT Global*	105,618	50,910

Japan Excellent, Inc.	80	96,653

Japan Prime Realty Investment Corp.	54	197,807

Japan Real Estate Investment Corp.	80	489,932

JBG SMITH Properties	6,272	181,010

Kenedix Office Investment Corp.	26	164,475

Keppel Pacific Oak U.S. REIT	91,600	72,822

Keppel REIT	137,400	115,137

Kilroy Realty Corp.	5,941	400,305

Mack-Cali Realty Corp.*	5,633	102,464

Manulife U.S. REIT	114,200	81,082

Mirai Corp.	84	38,840

Mori Hills REIT Investment Corp.	99	134,114

Mori Trust Sogo REIT, Inc.	49	63,241

Nippon Building Fund, Inc.	95	616,802

NSI NV	1,341	53,792

Office Properties Income Trust	2,647	67,816

One REIT, Inc.	16	42,887

Orix JREIT, Inc.	164	271,810

Piedmont Office Realty Trust, Inc., Class A	6,706	119,099

Prime U.S. REIT	47,300	40,914

Regional REIT Ltd.	17,938	21,554

Sankei Real Estate, Inc.	20	21,935

SL Green Realty Corp.	3,812	267,107

True North Commercial REIT	3,946	23,722

Vornado Realty Trust	9,040	385,375

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

    Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Workspace Group PLC	10,610	$119,357

TOTAL OFFICE		$11,052,489

RESIDENTIAL – 3.1%

Advance Residence Investment Corp.	83	272,358

Altarea SCA	197	42,130

American Campus Communities, Inc.	7,890	423,851

American Homes 4 Rent, Class A	15,731	638,679

Apartment Income REIT Corp.	8,857	474,824

Apartment Investment & Management Co.,

Class A	12,505	94,788

AvalonBay Communities, Inc.	8,019	1,897,937

Bluerock Residential Growth REIT, Inc.	5,964	80,693

Boardwalk REIT	1,785	77,005

Camden Property Trust	5,777	942,229

Canadian Apartment Properties REIT	4,891	238,820

Care Property Invest NV	1,400	43,373

Centerspace	801	81,093

Clipper Realty, Inc.	9,929	85,191

Comforia Residential REIT, Inc.	36	104,865

Daiwa Securities Living Investments Corp.	116	117,043

Empiric Student Property PLC*	33,044	40,022

Equity LifeStyle Properties, Inc.	9,816	829,550

Equity Residential	19,572	1,691,021

Essex Property Trust, Inc.	3,736	1,269,978

GCP Student Living PLC	26,347	75,900

Independence Realty Trust, Inc.#	5,722	135,211

Ingenia Communities Group	24,221	118,614

InterRent REIT	6,334	92,789

Invitation Homes, Inc.	33,111	1,365,829

Irish Residential Properties REIT PLC	33,709	63,517

Kenedix Residential Next Investment Corp.	69	132,703

Killam Apartment REIT	2,717	49,923

Mid-America Apartment Communities, Inc.	6,663	1,360,651

NexPoint Residential Trust, Inc.	1,050	74,361

Nippon Accommodations Fund, Inc.	28	155,999

Preferred Apartment Communities, Inc.	1,977	24,930

Starts Proceed Investment Corp.	19	39,942

Sun Communities, Inc.	6,657	1,304,639

Triple Point Social Housing REIT PLC	18,395	24,570

UDR, Inc.	16,099	893,977

UMH Properties, Inc.	2,326	55,684

UNITE Group PLC (The)	22,975	342,251

Xior Student Housing NV	1,208	71,498

TOTAL RESIDENTIAL		$15,828,438

RETAIL – 3.3%

Acadia Realty Trust	4,930	105,403

AEON REIT Investment Corp.	93	125,659

Agree Realty Corp.	4,259	302,645

American Finance Trust, Inc.	10,965	90,790

Aventus Group	19,965	51,364

British Land Co. PLC (The)	53,323	360,716

Brixmor Property Group, Inc.	15,988	374,759

BWP Trust	35,261	112,466

Capital & Counties Properties PLC	43,873	99,070

CapitaLand China Trust	72,200	65,320

CapitaLand Integrated Commercial Trust	287,047	457,657

Description	Number of Shares	Value

Carmila SA	5,913	$89,544

Cedar Realty Trust, Inc.	1,089	24,252

Charter Hall Retail REIT	22,149	68,313

Choice Properties REIT	6,632	79,792

Crombie REIT	1,600	23,891

CT REIT	1,626	23,321

Federal Realty Investment Trust	3,834	461,422

First Capital REIT	6,984	99,771

Fortune REIT	64,000	66,381

Frasers Centrepoint Trust	80,823	144,445

Frontier Real Estate Investment Corp.	26	114,973

Fukuoka REIT Corp.	37	54,895

Getty Realty Corp.	3,846	123,534

Hamborner REIT AG	3,591	40,271

Hammerson PLC	272,124	119,769

Home Consortium Ltd.	36,437	218,182

HomeCo Daily Needs REIT	38,634	41,850

Japan Metropolitan Fund Invest	400	366,747

Kenedix Retail REIT Corp.	30	76,490

Kimco Realty Corp.	35,237	796,356

Kite Realty Group Trust	11,477	232,990

Klepierre SA*	11,456	272,279

Lendlease Global Commercial REIT	112,500	72,998

Link REIT	120,100	1,065,086

Macerich Co. (The)	12,234	221,313

Mapletree Commercial Trust	139,823	226,039

Mercialys SA	4,343	47,067

National Retail Properties, Inc.	10,085	457,456

NETSTREIT Corp.	1,726	41,838

NewRiver REIT PLC	17,295	18,438

Realty Income Corp.	22,365	1,597,532

Regency Centers Corp.	8,537	601,090

Retail Estates NV	943	75,436

Retail Opportunity Investments Corp.	6,561	116,589

Retail Value, Inc.	1,384	8,664

RioCan REIT	8,928	160,799

RPT Realty	7,659	101,788

Sasseur REIT	29,500	18,595

Saul Centers, Inc.	512	23,757

Scentre Group	298,118	677,263

Seritage Growth Properties, Class A*,#	3,490	53,746

Shaftesbury PLC	15,609	133,404

Shopping Centres Australasia Property Group	55,541	116,150

Simon Property Group, Inc.	18,874	2,766,551

SITE Centers Corp.	9,846	156,453

SmartCentres REIT	7,835	197,458

SPH REIT	137,600	99,802

Spirit Realty Capital, Inc.	6,422	314,228

Starhill Global REIT	158,600	75,860

Supermarket Income REIT PLC	56,375	91,039

Tanger Factory Outlet Centers, Inc.#	5,839	98,095

Unibail-Rodamco-Westfield*	7,512	536,750

Urban Edge Properties	6,037	105,829

Urstadt Biddle Properties, Inc., Class A	3,106	61,002

Vastned Retail NV	2,088	59,498

Vicinity Centres	213,028	276,432

Waypoint REIT*	56,188	115,390

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Whitestone REIT	2,390	$21,940

TOTAL RETAIL		$16,496,692

SPECIALIZED – 3.5%

Big Yellow Group PLC	9,457	191,418

Charter Hall Social Infrastructure REIT	35,768	102,783

CoreSite Realty Corp.	2,539	361,706

CubeSmart	11,589	637,511

CyrusOne, Inc.	7,123	584,228

Digital Realty Trust, Inc.	16,231	2,561,414

EPR Properties	4,325	217,158

Equinix, Inc.	5,467	4,576,262

Extra Space Storage, Inc.	7,685	1,516,788

Farmland Partners, Inc.	2,902	32,619

Four Corners Property Trust, Inc.	6,477	187,833

Gaming and Leisure Properties, Inc.	12,414	601,955

Gladstone Land Corp.	1,517	33,586

Hotel Property Investments, REIT	9,536	25,681

Iron Mountain, Inc.#	16,625	758,765

Keppel DC REIT	91,095	161,451

Life Storage, Inc.	4,498	601,877

National Storage Affiliates Trust	4,406	275,199

National Storage REIT	60,162	108,164

Public Storage	8,756	2,908,568

Rural Funds Group	17,455	36,503

Safehold, Inc.	677	50,572

Safestore Holdings PLC	13,213	217,354

VICI Properties, Inc.	35,263	1,034,969

TOTAL SPECIALIZED		$17,784,364

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $77,012,839)		$100,716,535

TOTAL REAL ESTATE RELATED SECURITIES (COST $149,029,771)		$187,351,906

COMMODITY RELATED SECURITIES – 46.1%

EXCHANGE-TRADED FUNDS – 12.3%

COMMODITY – 12.3%

abrdn Bloomberg All Commodity Strategy K-1 Free ETF	290,716	8,363,899

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF#	1,316,130	29,125,957

iShares Gold Trust*	265,700	9,015,201

iShares Silver Trust*	121,700	2,688,353

SPDR S&P Global Natural Resources ETF	245,700	13,284,999

TOTAL COMMODITY		$62,478,409

TOTAL EXCHANGE-TRADED FUNDS (COST $49,137,686)		$62,478,409

INVESTMENT COMPANIES – 33.8%

COMMODITY – 33.8%

Vanguard Commodity Strategy Fund, Admiral Shares	965,140	35,565,417

DFA Commodity Strategy Portfolio, Institutional Class	12,755,221	92,602,901

Parametric Commodity Strategy Fund, Institutional Class	2,809,867	20,399,638

Credit Suisse Commodity Return Strategy Fund, Class I*	623,199	22,615,880

Description	Number of Shares	Value

TOTAL COMMODITY		$171,183,836

TOTAL INVESTMENT COMPANIES (COST $132,569,887)		$171,183,836

TOTAL COMMODITY RELATED SECURITIES (COST $181,707,573)		$233,662,245

SHORT-TERM INVESTMENTS – 2.7%

MONEY MARKET FUND – 2.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	13,743,159	$13,743,159

TOTAL SHORT-TERM INVESTMENT (COST $13,743,159)		$13,743,159

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.0%

MONEY MARKET FUNDS – 1.0%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	231,000	231,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.03%^	1,378,000	1,378,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	1,378,000	1,378,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	1,378,000	1,378,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	384,000	384,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	540,000	540,000

TOTAL MONEY MARKET FUNDS (COST $5,289,000)		$5,289,000

	Par Value

REPURCHASE AGREEMENTS – 2.0%

Bank of America Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $2,834,382, collateralized by U.S. Government Agency Securities, 1.50% to 5.00%, maturing 9/01/28 to 1/01/59; total market value of $2,891,057.	$2,834,370	2,834,370

Daiwa Capital Markets America, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $1,508,122, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/21 to 11/01/51; total market value of $1,538,278.	1,508,116	1,508,116

Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $2,834,382, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/04/21 to 8/15/51; total market value of $2,891,057.	2,834,370	2,834,370

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

     Wilmington Real Asset Fund (continued)

Description	Par Value	Value

RBC Dominion Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $2,834,382, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/31/21 to 7/20/51; total market value of $2,891,057.	$2,834,370	$2,834,370

TOTAL REPURCHASE AGREEMENTS (COST $10,011,226)		$10,011,226

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,300,226)		$15,300,226

Description	Value

TOTAL INVESTMENTS – 100.3% (Cost $417,764,469)	$508,958,007

COLLATERAL FOR SECURITIES ON LOAN – (3.0%)	(15,300,226)

OTHER ASSETS LESS LIABILITIES – 2.7%	13,728,128

TOTAL NET ASSETS – 100.0%	$507,385,909

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$58,900,471	$—	$—	$58,900,471

Real Estate Related Securities

Common Stocks

Construction & Engineering	17,614	—	—	17,614

Diversified	138,607	—	—	138,607

Diversified Real Estate Activities	8,996,057	—	—	8,996,057

Office	78,516	—	—	78,516

Real Estate Development	2,256,598	—	—(a)	2,256,598

Real Estate Operating Companies	12,936,923	—	—	12,936,923

Retail	177,258	—	—	177,258

Exchange-Traded Funds	50,235,385	—	—	50,235,385

Investment Company	11,798,413	—	—	11,798,413

Real Estate Investment Trusts

Diversified	10,115,431	—	—	10,115,431

Diversified Real Estate Activities	64,694	—	—	64,694

Health Care	7,758,526	—	—	7,758,526

Hotel & Resort	2,968,038	—	—	2,968,038

Industrial	18,647,863	—	—	18,647,863

Office	11,052,489	—	—	11,052,489

Residential	15,828,438	—	—	15,828,438

Retail	16,396,890	99,802	—	16,496,692

Specialized	17,784,364	—	—	17,784,364

Commodity Related Securities

Exchange-Traded Funds	62,478,409	—	—	62,478,409

Investment Companies	171,183,836	—	—	171,183,836

Money Market Funds	19,032,159	—	—	19,032,159

Repurchase Agreements	—	10,011,226	—	10,011,226

Total Investments in Securities	$498,846,979	$10,111,028	$—	$508,958,007

(a) Includes internally fair valued securities currently priced at zero ($0).

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

*	Non-income producing security.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

30

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Diversified Income Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Common Stocks	42.6%

Investment Companies	31.9%

Corporate Bonds	10.0%

U.S. Treasury Obligations	7.6%

Mortgage-Backed Securities	5.0%

Government Agencies	0.8%

Collateralized Mortgage Obligations	0.2%

Cash Equivalents(1)	1.9%

Cash Collateral Invested for Securities on Loan(2)	14.1%

Other Assets and Liabilities - Net(3)	(14.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2012-114, Class VM, 3.50%, 10/25/25	$69,336	$69,908

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.47%, 02/25/34Δ	6,445	6,230

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.86%, 11/25/35Δ	864	827

TOTAL WHOLE LOAN		$7,057

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $84,761)		$76,965

CORPORATE BONDS – 10.0%

AEROSPACE & DEFENSE – 0.4%

Boeing Co. (The), Sr. Unsecured

1.43%, 02/04/24	50,000	50,042

2.75%, 02/01/26	45,000	46,498

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	15,000	15,671

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	25,000	27,165

TOTAL AEROSPACE & DEFENSE		$139,376

AUTOMOTIVE – 0.1%

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	55,000	55,696

Description	Par Value	Value

BEVERAGES – 0.1%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 02/01/46	$20,000	$25,488

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 05/01/30	15,000	15,930

TOTAL BEVERAGES		$41,418

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 05/01/45	25,000	30,245

CAPITAL MARKETS – 1.0%

Bank of Nova Scotia (The), Sr. Unsecured, 0.40%, 09/15/23	75,000	74,488

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	55,000	58,007

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	35,000	37,840

Goldman Sachs Group, Inc. (The), Sr. Unsecured, MTN, (SOFR + 1.25%), 2.38%, 07/21/32Δ	15,000	14,769

JPMorgan Chase & Co., Sr. Unsecured, (SOFR + 2.04%), 2.52%, 04/22/31Δ	50,000	50,647

Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	70,000	76,329

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	10,000	11,101

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	$18,000	$18,116

U.S. Bancorp, Series V, Sr. Unsecured, 2.63%, 01/24/22	45,000	45,172

TOTAL CAPITAL MARKETS		$386,469

CHEMICALS – 0.2%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	80,000	81,353

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 3.75%, 06/01/23	50,000	51,904

DIVERSIFIED FINANCIAL SERVICES – 1.6%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	21,297

BlackRock, Inc., Sr. Unsecured, 3.38%, 06/01/22	38,000	38,684

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	30,000	30,849

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	35,000	35,584

Fifth Third Bancorp, Sr. Unsecured

3.50%, 03/15/22	100,000	100,903

2.55%, 05/05/27	15,000	15,596

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	20,000	21,379

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	145,979

Huntington Bancshares, Inc., Sr. Unsecured

2.63%, 08/06/24	25,000	25,991

2.55%, 02/04/30	50,000	51,274

Wells Fargo & Co., Series M, Subordinated, 3.45%, 02/13/23	35,000	36,237

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	25,000	25,570

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	40,000	48,563

TOTAL DIVERSIFIED FINANCIAL SERVICES		$597,906

ELECTRIC – 0.4%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	25,000	24,939

FirstEnergy Corp., Sr. Unsecured, 2.05%, 03/01/25	100,000	100,846

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	35,000	35,064

TOTAL ELECTRIC		$160,849

FOOD & STAPLES RETAILING – 0.8%

Archer-Daniels-Midland Co., Sr. Unsecured, 3.25%, 03/27/30	20,000	21,873
Campbell Soup Co., Sr. Unsecured

3.30%, 03/19/25	40,000	42,379

3.13%, 04/24/50	50,000	49,631

Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	44,517

Description	Par Value	Value

Kroger Co. (The), Sr. Unsecured

2.80%, 08/01/22	$35,000	$35,568

5.40%, 01/15/49#	50,000	69,879

McCormick & Co., Inc., Sr. Unsecured, 2.50%, 04/15/30	35,000	35,487

TOTAL FOOD & STAPLES RETAILING		$299,334

HEALTHCARE-PRODUCTS – 0.2%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	45,000	46,559

Thermo Fisher Scientific, Inc., Sr. Unsecured, 0.80%, 10/18/23	25,000	25,028

TOTAL HEALTHCARE-PRODUCTS		$71,587

HEALTHCARE-SERVICES – 0.2%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	32,885

UnitedHealth Group, Inc., Sr. Unsecured

2.75%, 02/15/23	25,000	25,578

2.95%, 10/15/27	25,000	26,785

TOTAL HEALTHCARE-SERVICES		$85,248

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured

4.70%, 06/01/22	65,000	66,577

2.40%, 05/15/31	15,000	14,955

4.60%, 05/15/50	30,000	37,519

TOTAL HOME FURNISHINGS		$119,051

HOUSEHOLD PRODUCTS/WARES – 0.0%**

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 08/01/47	15,000	17,994

INSURANCE – 0.7%

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	42,311

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	35,000	37,327

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	27,204

W.R. Berkley Corp., Sr. Unsecured

4.63%, 03/15/22	60,000	60,927

4.75%, 08/01/44	45,000	57,411

4.00%, 05/12/50	30,000	34,986

TOTAL INSURANCE		$260,166

MACHINERY – 0.1%

Caterpillar, Inc., Sr. Unsecured, 2.60%, 04/09/30	25,000	26,212

MEDIA – 0.4%

ViacomCBS, Inc., Sr. Unsecured

4.60%, 01/15/45	75,000	90,564

4.95%, 05/19/50#	25,000	31,705

Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 06/01/44	10,000	11,951

TOTAL MEDIA		$134,220

MISCELLANEOUS MANUFACTURING – 0.3%

Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 03/01/24	45,000	47,502

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	32

     Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Trane Technologies Luxembourg Finance SA, Company Guaranteed, 3.50%, 03/21/26	$55,000	$59,197

TOTAL MISCELLANEOUS MANUFACTURING		$106,699

OIL & GAS – 0.5%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	20,000	21,302

Phillips 66, Company Guaranteed

4.30%, 04/01/22	20,000	20,328

0.90%, 02/15/24	15,000	14,944

3.85%, 04/09/25	10,000	10,791

Pioneer Natural Resources Co., Sr. Unsecured

0.55%, 05/15/23	15,000	14,979

1.13%, 01/15/26	15,000	14,693

2.15%, 01/15/31#	15,000	14,476

Shell International Finance BV, Company Guaranteed, 3.25%, 05/11/25	25,000	26,748

Valero Energy Corp., Sr. Unsecured

4.00%, 04/01/29	30,000	32,897

4.90%, 03/15/45#	10,000	12,461

TOTAL OIL & GAS		$183,619

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured

4.25%, 11/14/28	25,000	28,377

4.40%, 11/06/42	20,000	23,911

Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 02/15/23	25,000	25,715

Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	20,000	23,823

TOTAL PHARMACEUTICALS		$101,826

PIPELINES – 0.8%

Energy Transfer LP, Sr. Unsecured

3.60%, 02/01/23	35,000	35,893

4.20%, 04/15/27	40,000	43,622

3.75%, 05/15/30	15,000	15,928

Kinder Morgan, Inc., Company Guaranteed

5.20%, 03/01/48	40,000	49,911

3.60%, 02/15/51	20,000	20,423

MPLX LP, Sr. Unsecured, 4.00%, 03/15/28	30,000	33,063

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	45,000	59,326

Spectra Energy Partners LP, Company Guaranteed, 4.50%, 03/15/45	25,000	29,400

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	20,000	20,519

TOTAL PIPELINES		$308,085

REAL ESTATE INVESTMENT TRUSTS – 0.5%

American Tower Corp., Sr. Unsecured, 5.00%, 02/15/24	15,000	16,345

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	25,000	27,137

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 05/01/25	15,000	16,060

Description	Par Value	Value

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	$50,000	$51,843

Welltower, Inc., Sr. Unsecured, 3.63%, 03/15/24	55,000	58,278

TOTAL REAL ESTATE INVESTMENT TRUSTS		$169,663

RETAIL – 0.0%**

McDonald’s Corp., Sr. Unsecured, MTN, 1.45%, 09/01/25	15,000	15,093

SEMICONDUCTORS – 0.1%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	20,000	19,995

SOFTWARE – 0.1%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	30,000	29,130

TELECOMMUNICATIONS – 0.3%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	15,000	17,280

3.55%, 09/15/55	29,000	29,391

Verizon Communications, Inc., Sr. Unsecured

1.75%, 01/20/31	35,000	32,985

3.40%, 03/22/41	25,000	26,158

TOTAL TELECOMMUNICATIONS		$105,814

TRANSPORTATION – 0.3%

FedEx Corp., Company Guaranteed

3.88%, 08/01/42	30,000	33,010

4.10%, 02/01/45	15,000	17,145

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 09/01/22	10,000	10,155

Union Pacific Corp., Sr. Unsecured, 3.15%, 03/01/24	45,000	47,368

TOTAL TRANSPORTATION		$107,678

TRUCKING & LEASING – 0.1%

GATX Corp., Sr. Unsecured, 5.20%, 03/15/44	20,000	25,454

TOTAL CORPORATE BONDS (COST $3,456,985)		$3,732,084

	Number of Shares

COMMON STOCKS – 42.6%

COMMUNICATION SERVICES – 2.1%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%

AT&T, Inc.	12,225	308,804

Verizon Communications, Inc.	4,275	226,532

		$535,336

MEDIA – 0.7%

Omnicom Group, Inc.	3,650	248,492

TOTAL COMMUNICATION SERVICES		$783,828

CONSUMER DISCRETIONARY – 3.1%

HOTELS, RESTAURANTS & LEISURE – 1.1%

McDonald’s Corp.	775	190,301

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

33	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

Restaurant Brands International, Inc.	3,690	$209,002

		$399,303

MULTILINE RETAIL – 0.5%

Target Corp.	765	198,609

SPECIALTY RETAIL – 0.9%

Home Depot, Inc. (The)	895	332,707

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

VF Corp.	2,900	211,352

TOTAL CONSUMER DISCRETIONARY		$1,141,971

CONSUMER STAPLES – 2.7%

BEVERAGES – 0.8%

PepsiCo., Inc.	1,805	291,688

HOUSEHOLD PRODUCTS – 1.1%

Procter & Gamble Co. (The)	2,825	403,947

TOBACCO – 0.8%

Philip Morris International, Inc.	3,290	311,036

TOTAL CONSUMER STAPLES		$1,006,671

ENERGY – 3.3%

OIL, GAS & CONSUMABLE FUELS – 3.3%

Chevron Corp.	3,225	369,230

ConocoPhillips	5,835	434,649

Exxon Mobil Corp.	3,290	212,107

Valero Energy Corp.	2,560	197,965

TOTAL ENERGY		$1,213,951

FINANCIALS – 9.2%

BANKS – 2.5%

Toronto-Dominion Bank (The)	4,500	326,295

U.S. Bancorp	6,450	389,387

United Bankshares, Inc.	6,355	235,071

		$950,753

CAPITAL MARKETS – 2.3%

BlackRock, Inc.	455	429,274

Morgan Stanley	4,120	423,454

		$852,728

DIVERSIFIED FINANCIAL SERVICES – 2.6%

JPMorgan Chase & Co.	4,235	719,484

KeyCorp.	9,940	231,304

		$950,788

INSURANCE – 1.8%

MetLife, Inc.	5,590	351,052

Old Republic International Corp.	11,800	304,794

		$655,846

TOTAL FINANCIALS		$3,410,115

HEALTH CARE – 5.7%

BIOTECHNOLOGY – 1.0%

Amgen, Inc.	735	152,123

Gilead Sciences, Inc.	3,680	238,758

		$390,881

Description	Number of Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 1.0%

CVS Health Corp.	4,275	$381,672

PHARMACEUTICALS – 3.7%

Bristol-Myers Squibb Co.	4,140	241,776

Johnson & Johnson	2,740	446,291

Merck & Co., Inc.	3,210	282,641

Pfizer, Inc.	9,050	395,847

		$1,366,555

TOTAL HEALTH CARE		$2,139,108

INDUSTRIALS – 4.6%

AEROSPACE & DEFENSE – 1.1%

Lockheed Martin Corp.	1,180	392,138

AIR FREIGHT & LOGISTICS – 1.1%

United Parcel Service, Inc.	1,885	402,391

BUILDING PRODUCTS – 1.1%

Johnson Controls International PLC	5,670	416,008

ELECTRICAL EQUIPMENT – 0.7%

nVent Electric PLC	7,450	264,102

MACHINERY – 0.6%

Caterpillar, Inc.	1,115	227,471

TOTAL INDUSTRIALS		$1,702,110

INFORMATION TECHNOLOGY – 4.8%

COMMUNICATIONS EQUIPMENT – 1.3%

Cisco Systems, Inc.	8,510	476,305

IT SERVICES – 0.6%

International Business Machines Corp.	1,660	207,666

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%

Broadcom, Inc.	1,150	611,420

QUALCOMM, Inc.	3,595	478,279

		$1,089,699

TOTAL INFORMATION TECHNOLOGY		$1,773,670

MATERIALS – 2.1%

CHEMICALS – 2.1%

Dow, Inc.	6,525	365,204

Nutrien Ltd.	6,025	421,208

TOTAL MATERIALS		$786,412

REAL ESTATE – 2.4%

REAL ESTATE INVESTMENT TRUSTS – 2.4%

AvalonBay Communities, Inc.	1,555	368,037

Crown Castle International Corp.	1,515	273,155

MGM Growth Properties LLC, Class A	6,460	254,395

TOTAL REAL ESTATE		$895,587

UTILITIES – 2.6%

ELECTRIC UTILITIES – 2.6%

American Electric Power Co., Inc.	2,715	229,988

Duke Energy Corp.	2,070	211,161

FirstEnergy Corp.	6,135	236,381

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	34

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
NextEra Energy, Inc.	3,280	$279,882

TOTAL UTILITIES		$957,412

TOTAL COMMON STOCKS (COST $11,242,338)		$15,810,835

	Par Value

GOVERNMENT AGENCIES – 0.8%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%
3.25%, 11/16/28#	$35,000	39,204

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
0.36%, 05/15/24	270,000	267,861

TOTAL GOVERNMENT AGENCIES (COST $304,678)		$307,065

MORTGAGE-BACKED SECURITIES – 5.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.9%
Pool C00478, 8.50%, 09/01/26	565	638
Pool A15865, 5.50%, 11/01/33	13,550	15,434
Pool A19412, 5.00%, 03/01/34	35,060	40,129
Pool G05774, 5.00%, 01/01/40	81,640	93,140
Pool C03517, 4.50%, 09/01/40	8,757	9,661
Pool C03849, 3.50%, 04/01/42	17,850	19,459
Pool C04305, 3.00%, 11/01/42	82,574	87,698
Pool C09020, 3.50%, 11/01/42	58,901	63,550
Pool G07889, 3.50%, 08/01/43	13,347	14,372
Pool Q23891, 4.00%, 12/01/43	8,613	9,312
Pool G60038, 3.50%, 01/01/44	46,167	49,739
Pool ZS4693, 3.00%, 12/01/46	48,678	51,220
Pool SD8000, 3.00%, 07/01/49	17,010	17,739
Pool SD8012, 4.00%, 09/01/49	886	949
Pool SD8037, 2.50%, 01/01/50	72,502	74,464
Pool RA2480, 2.50%, 07/01/50	9,487	9,775
Pool SD8104, 1.50%, 11/01/50	43,487	42,050
Pool RA4349, 2.50%, 01/01/51	40,514	41,643
Pool SD8141, 2.50%, 04/01/51	53,266	54,708

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$695,680

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.1%
Pool AB4089, 3.00%, 12/01/26	8,078	8,478
Pool 533246, 7.50%, 04/01/30	882	891
Pool AJ4050, 4.00%, 10/01/41	26,870	29,413
Pool AX5302, 4.00%, 01/01/42	9,726	10,650
Pool AT7899, 3.50%, 07/01/43	25,761	27,712
Pool AS0302, 3.00%, 08/01/43	29,745	31,547
Pool AL6325, 3.00%, 10/01/44	27,272	28,813
Pool BC0830, 3.00%, 04/01/46	25,190	26,512
Pool BC9468, 3.00%, 06/01/46	9,819	10,335
Pool BE1899, 3.00%, 11/01/46	43,913	46,234
Pool BD7166, 4.50%, 04/01/47	24,098	26,202
Pool BE3625, 3.50%, 05/01/47	32,532	34,466
Pool BE3702, 4.00%, 06/01/47	48,022	51,835
Pool BE3767, 3.50%, 07/01/47	3,948	4,196
Pool BH9215, 3.50%, 01/01/48	11,100	11,795
Pool BJ0650, 3.50%, 03/01/48	66,439	70,534
Pool BJ9169, 4.00%, 05/01/48	23,398	25,094

Description	Par Value	Value
Pool BK4764, 4.00%, 08/01/48	$17,337	$18,594
Pool MA3444, 4.50%, 08/01/48	12,742	13,733
Pool BN1628, 4.50%, 11/01/48	6,702	7,243
Pool BN3956, 4.00%, 01/01/49	8,459	9,072
Pool MA3871, 3.00%, 12/01/49	24,666	25,725
Pool CA5353, 3.50%, 03/01/50	72,984	78,084
Pool FM4994, 2.00%, 12/01/50	66,769	66,808
Pool MA4208, 2.00%, 12/01/50	43,319	43,344
Pool BQ4495, 2.00%, 02/01/51	93,319	93,495
Pool BR7857, 2.50%, 05/01/51	70,643	72,544
Pool FM7188, 2.50%, 05/01/51	84,750	87,870
Pool MA4356, 2.50%, 06/01/51	73,366	75,339
Pool BT0491, 2.00%, 07/01/51	71,624	71,665
Pool FM8440, 2.50%, 08/01/51	46,541	47,804

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,156,027

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	1,702	1,688
Pool 354765, 7.00%, 02/15/24	4,035	4,390
Pool 354827, 7.00%, 05/15/24	2,295	2,498

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$8,576

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,831,856)		$1,860,283

U.S. TREASURY OBLIGATIONS – 7.6%

U.S. TREASURY BONDS – 1.9%
4.75%, 02/15/37	21,000	29,809
4.38%, 05/15/40	120,000	167,241
3.63%, 02/15/44	87,000	112,866
3.38%, 05/15/44	139,000	174,307
3.13%, 08/15/44	11,000	13,296
3.00%, 11/15/44	53,000	62,975
3.00%, 11/15/45	8,000	9,591
3.00%, 02/15/47	21,000	25,464
3.00%, 05/15/47	30,000	36,442
2.00%, 02/15/50	50,000	50,587

TOTAL U.S. TREASURY BONDS		$682,578

U.S. TREASURY NOTES – 5.7%
1.75%, 05/15/23	405,000	413,638
2.00%, 04/30/24	170,000	175,706
1.75%, 07/31/24	30,000	30,862
2.25%, 11/15/24	80,000	83,562
2.00%, 02/15/25	115,000	119,331
2.13%, 05/15/25	140,000	145,844
2.00%, 08/15/25	35,000	36,336
2.25%, 11/15/25	5,000	5,242
1.63%, 05/15/26	195,000	199,261
1.50%, 08/15/26	90,000	91,377
2.25%, 08/15/27	460,000	483,941
1.25%, 06/30/28	200,000	197,563
2.38%, 05/15/29	50,000	53,212
1.63%, 05/15/31	90,000	90,691

TOTAL U.S. TREASURY NOTES		$2,126,566

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,638,021)		$2,809,144

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

35	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 31.9%

EXCHANGE-TRADED FUNDS – 28.3%
iShares iBoxx High Yield Corporate Bond ETF#	21,300	$1,851,609
iShares International Select Dividend ETF#	197,400	6,164,802
SPDR Dow Jones International Real Estate ETF#	42,625	1,562,207
Vanguard REIT ETF#	8,800	959,552

TOTAL EXCHANGE-TRADED FUNDS		$10,538,170

INFLATION-PROTECTED SECURITIES FUND – 3.6%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	46,263	1,327,762

TOTAL INVESTMENT COMPANIES (COST $11,894,566)		$11,865,932

MONEY MARKET FUND – 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	688,725	688,725

TOTAL MONEY MARKET FUND (COST $688,725)		$688,725

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 14.1%

MONEY MARKET FUNDS – 1.3%
Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	81,000	81,000
Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	265,000	265,000
JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	121,000	121,000

TOTAL MONEY MARKET FUNDS (COST $467,000)		$467,000

	Par Value
REPURCHASE AGREEMENTS – 12.8%
Bank of America Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $971,313, collateralized by U.S. Government Agency Securities, 1.50% to 5.00%, maturing 9/01/28 to 1/01/59; total market value of $990,735.	$971,309	971,309

Description	Par Value	Value
BNP Paribas SA, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $971,313, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/15/21 to 6/20/65; total market value of $990,735.	$971,309	$971,309
Daiwa Capital Markets America, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $890,983, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/21 to 11/01/51; total market value of $908,799.	890,979	890,979
Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $971,313, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/04/21 to 8/15/51; total market value of $990,735.	971,309	971,309
RBC Dominion Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $971,313, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/31/21 to 7/20/51; total market value of $990,735.	971,309	971,309

TOTAL REPURCHASE AGREEMENTS (COST $4,776,215)		$4,776,215

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,243,215)		$5,243,215

TOTAL INVESTMENTS – 114.1% (COST $37,385,145)		$42,394,248
COLLATERAL FOR SECURITIES ON LOAN – (14.1%)		(5,243,215)
OTHER ASSETS LESS LIABILITIES – 0.0%**		4,465

TOTAL NET ASSETS – 100.0%		$37,155,498

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$76,965	$—	$76,965
Corporate Bonds	—	3,732,084	—	3,732,084
Common Stocks	15,810,835	—	—	15,810,835
Government Agencies	—	307,065	—	307,065
Mortgage-Backed Securities	—	1,860,283	—	1,860,283
U.S. Treasury Obligations	—	2,809,144	—	2,809,144
Investment Companies	11,865,932	—	—	11,865,932
Money Market Funds	1,155,725	—	—	1,155,725

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	36

     Wilmington Diversified Income Fund (concluded)

	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$4,776,215	$—	$4,776,215

Total	$28,832,492	$13,561,756	$—	$42,394,248

**	Represents less than 0.05%.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2021, these liquid restricted securities amounted to $145,979, representing 0.39% of total net assets.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

37	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund
ASSETS:
Investments, at identified cost	$575,240,031		$155,649,965

Investments in securities, at value	$744,268,047	(a)	$206,569,479
Cash	—		7,169
Deposits for financial futures contracts	1,075,900		6,090,654
Cash denominated in foreign currencies	2,378,615	(b)	195,178	(b)
Variation margin receivable for financial futures contracts	—		165,033
Income receivable	1,346,890		292,129
Foreign tax reclaim receivable	1,513,858		292,063
Due from broker	208		82
Receivable for shares sold	147,357		289,889
Unrealized appreciation on forward foreign currency contracts	—		253,887
Receivable for investments sold	9,476,673		6,267,985
Prepaid and other assets	29,837		19,886

TOTAL ASSETS	760,237,385		220,443,434

LIABILITIES:
Collateral for securities on loan	30,863,124		—
Deferred foreign capital gains tax payable	24,643		2,829
Variation margin payable for financial futures contracts	90,887		—
Payable for investments purchased	9,187,160		5,848,694
Unrealized depreciation on forward foreign currency contracts	—		151,631
Payable for shares redeemed	304,043		8,380
Payable to sub-advisors	218,012		99,010
Payable for Trustees’ fees	8,816		8,815
Payable for administration fees	18,202		5,439
Payable for distribution services fees	820		69
Payable for investment advisory fees	197,446		70,138
Other accrued expenses	403,826		209,286

TOTAL LIABILITIES	41,316,979		6,404,291

NET ASSETS	$718,920,406		$214,039,143

NET ASSETS CONSIST OF:

Paid-in capital	$531,914,512		$193,392,628
Distributable earnings (loss)	187,005,894		20,646,515

TOTAL NET ASSETS	$718,920,406		$214,039,143

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,827,834		$328,147

Shares outstanding (unlimited shares authorized)	366,525		26,987

Net Asset Value per share	$10.44		$12.16

Offering Price per share*	$11.05	**	$12.87	**

Class I
Net Assets	$715,092,572		$213,710,996

Shares outstanding (unlimited shares authorized)	67,860,522		17,295,764

Net Asset Value and Offering Price per share	$10.54		$12.36

(a)	Including $29,375,773 of securities on loan (Note 2).
(b)	Cost of cash denominated in foreign currencies was $2,316,327 and $196,219, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	38

October 31, 2021 (unaudited)	Wilmington Real Asset Fund		Wilmington Diversified Income Fund

ASSETS:
Investments, at identified cost	$417,764,469		$37,385,145

Investments in securities, at value (including repurchase agreements of $ 10,011,226 and $ 4,776,215, respectively)	$508,958,007	(a)	$42,394,248	(a)
Cash	—		5,459
Cash denominated in foreign currencies	775,320	(b)	—
Income receivable	188,260		84,480
Foreign tax reclaim receivable	168,732		137
Due from advisor	—		15,301
Receivable for shares sold	325,347		1,499
Receivable for investments sold	30,278,337		—
Prepaid and other assets	15,734		18,263

TOTAL ASSETS	540,709,737		42,519,387

LIABILITIES:
Collateral for securities on loan	15,300,226		5,243,215
Due to custodian	513,913		—
Payable for investments purchased	—		20,000
Payable for shares redeemed	17,001,110		—
Payable to sub-advisors	17,838		—
Payable for Trustees’ fees	8,308		8,723
Payable for administration fees	13,858		950
Payable for distribution services fees	224		7,739
Payable for investment advisory fees	203,658		—
Other accrued expenses	264,693		83,262

TOTAL LIABILITIES	33,323,828		5,363,889

NET ASSETS	$507,385,909		$37,155,498

NET ASSETS CONSIST OF:

Paid-in capital	$441,318,376		$32,081,143
Distributable earnings (loss)	66,067,533		5,074,355

TOTAL NET ASSETS	$507,385,909		$37,155,498

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$1,063,095		$36,603,849

Shares outstanding (unlimited shares authorized)	62,376		3,110,236

Net Asset Value per share	$17.04		$11.77

Offering Price per share*	$18.03	**	$12.46	**

Class I
Net Assets	$506,322,814		$551,649

Shares outstanding (unlimited shares authorized)	29,331,212		46,792

Net Asset Value and Offering Price per share	$17.26		$11.79

(a)	Including $14,811,025 and $5,088,593, respectively, of securities on loan (Note 2).
(b)	Cost of cash denominated in foreign currencies was $779,030.
*	See "How are Shares Priced?" in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

39	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2021 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund

INVESTMENT INCOME:
Dividends	$7,510,751	(a)	$1,502,841 (a)
Interest	5,301		279
Securities lending income, net	73,276		—

TOTAL INVESTMENT INCOME	7,589,328		1,503,120

EXPENSES:
Investment advisory fees	2,932,967		1,578,335
Administration fees	108,604		31,613
Portfolio accounting and administration fees	127,060		42,133
Custodian fees	106,486		51,913
Transfer and dividend disbursing agent fees and expenses	61,231		46,863
Trustees’ fees	26,986		26,986
Professional fees	79,493		65,566
Distribution services fee—Class A	4,991		412
Shareholder services fee—Class A	4,991		412
Share registration costs	17,609		18,436
Printing and postage	12,164		8,304
Miscellaneous	33,360		21,118

TOTAL EXPENSES	3,515,942		1,892,091

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(433,279)		(586,510)
Waiver of shareholder services fee—Class A	(4,991)		(412)

TOTAL WAIVERS AND REIMBURSEMENTS	(438,270)		(586,922)

Net expenses	3,077,672		1,305,169

Net investment income	4,511,656		197,951

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	30,561,815		5,826,380 (b)
Net realized gain (loss) on forward foreign currency contracts	(5,224)		72,250
Net realized gain (loss) on foreign currency transactions	(168,470)		311,970
Net realized gain (loss) on financial futures contracts	1,749,091		(6,580,777)

Net realized gain (loss)	32,137,212		(370,177)

Net change in unrealized appreciation (depreciation) on investments	(28,644,949	)(c)	1,680,721 (c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—		307,244
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(66,273)		(10,244)
Net change in unrealized appreciation (depreciation) on financial futures contracts	426,809		1,818,180

Net change in unrealized appreciation (depreciation)	(28,284,413)		3,795,901

Net realized and unrealized gain (loss)	3,852,799		3,425,724

Change in net assets resulting from operations	$8,364,455		$3,623,675

(a)	Net of foreign withholding taxes of $1,244,478 and $516,048, respectively.
(b)	Net of foreign capital gains tax paid of $304.
(c)	Net of change in deferred foreign capital gains tax accrued of $1,055 and $439, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	40

Six Months Ended October 31, 2021 (unaudited)	Wilmington Real Asset Fund	Wilmington Diversified Income Fund

INVESTMENT INCOME:
Dividends	$4,015,469 (a)	$578,942 (a)
Interest	—	104,344
Securities lending income, net	44,588	23,994

TOTAL INVESTMENT INCOME	4,060,057	707,280

EXPENSES:
Investment advisory fees	1,242,644	76,020
Administration fees	76,281	5,710
Portfolio accounting and administration fees	69,124	16,046
Custodian fees	35,561	1,482
Transfer and dividend disbursing agent fees and expenses	48,187	22,131
Trustees’ fees	26,986	26,986
Professional fees	78,638	47,833
Distribution services fee—Class A	1,290	46,805
Shareholder services fee—Class A	1,290	46,805
Share registration costs	17,818	10,901
Printing and postage	16,106	4,839
Miscellaneous	27,546	13,896

TOTAL EXPENSES	1,641,471	319,454

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(7,600)	(159,327)
Waiver of shareholder services fee—Class A	(1,290)	(46,805)

TOTAL WAIVERS AND REIMBURSEMENTS	(8,890)	(206,132)

Net expenses	1,632,581	113,322

Net investment income	2,427,476	593,958

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	10,136,047	552,775
Net realized gain (loss) on forward foreign currency contracts	(19)	(8)
Net realized gain (loss) on foreign currency transactions	43,280	(7)

Net realized gain (loss)	10,179,308	552,760

Net change in unrealized appreciation (depreciation) on investments	36,695,305	175,710
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(11,043)	—

Net change in unrealized appreciation (depreciation)	36,684,262	175,710

Net realized and unrealized gain (loss)	46,863,570	728,470

Change in net assets resulting from operations	$49,291,046	$1,322,428

(a)	Net of foreign withholding taxes of $151,116 and $2,981, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

41	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021

OPERATIONS:
Net investment income	$ 4,511,656	$ 8,241,235	$ 197,951	$ 951,583
Net realized gain (loss)	32,137,212	28,615,935	(370,177)	(33,359,390)
Net change in unrealized appreciation (depreciation)	(28,284,413)	188,274,824	3,795,901	57,473,000

Change in net assets resulting from operations	8,364,455	225,131,994	3,623,675	25,065,193

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(50,795)	(53,943)	—	(5,953)
Class I	(10,083,471)	(10,011,086)	—	(4,303,804)

Total distributions to shareholders	(10,134,266)	(10,065,029)	—	(4,309,757)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	9,005	67,944	596	101,389
Class I	33,096,379	90,361,155	22,220,119	60,797,169
Distributions reinvested
Class A	43,982	46,666	—	5,059
Class I	2,157,797	2,180,439	—	3,105,237
Cost of shares redeemed
Class A	(231,491)	(377,606)	(2,021)	(19,709)
Class I	(31,863,213)	(106,543,959)	(18,358,970)	(90,307,965)

Change in net assets resulting from share transactions	3,212,459	(14,265,361)	3,859,724	(26,318,820)

Change in net assets	1,442,648	200,801,604	7,483,399	(5,563,384)
NET ASSETS:
Beginning of period	717,477,758	516,676,154	206,555,744	212,119,128

End of period	$718,920,406	$717,477,758	$214,039,143	$206,555,744

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	861	6,920	49	9,228
Class I	3,131,504	9,862,310	1,812,380	5,264,052
Distributions reinvested
Class A	4,252	5,369	—	438
Class I	206,718	248,495	—	264,726
Shares redeemed
Class A	(22,030)	(41,741)	(167)	(1,713)
Class I	(3,020,795)	(11,852,417)	(1,497,800)	(7,794,856)

Net change resulting from share transactions	300,510	(1,771,064)	314,462	(2,258,125)

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	42

	Wilmington Real Asset Fund		Wilmington Diversified Income Fund

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021

OPERATIONS:
Net investment income	$ 2,427,476	$ 3,190,541	$ 593,958	$ 993,003
Net realized gain (loss)	10,179,308	(8,261,466)	552,760	367,883
Net change in unrealized appreciation (depreciation)	36,684,262	79,219,009	175,710	6,475,486

Change in net assets resulting from operations	49,291,046	74,148,084	1,322,428	7,836,372

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,975)	(17,371)	(569,130)	(1,056,510)
Class I	(3,823,032)	(5,009,481)	(8,833)	(18,230)

Total distributions to shareholders	(3,830,007)	(5,026,852)	(577,963)	(1,074,740)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	20,055	74,933	148,924	451,605
Class I	57,789,323	229,046,473	2,579	21,568
Distributions reinvested
Class A	5,058	11,639	532,888	969,611
Class I	1,649,390	2,115,796	8,195	14,082
Cost of shares redeemed
Class A	(48,200)	(240,445)	(2,197,491)	(3,393,587)
Class I	(61,688,722)	(35,979,010)	(101,534)	(13,359)

Change in net assets resulting from share transactions	(2,273,096)	195,029,386	(1,606,439)	(1,950,080)

Change in net assets	43,187,943	264,150,618	(861,974)	4,811,552
NET ASSETS:
Beginning of period	464,197,966	200,047,348	38,017,472	33,205,920

End of period	$507,385,909	$464,197,966	$37,155,498	$38,017,472

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,236	5,600	12,673	42,975
Class I	3,493,969	15,928,941	217	2,244
Distributions reinvested
Class A	316	879	46,224	95,193
Class I	102,041	154,311	710	1,378
Shares redeemed
Class A	(3,009)	(18,291)	(187,080)	(326,521)
Class I	(3,629,723)	(2,687,031)	(8,584)	(1,265)

Net change resulting from share transactions	(35,170)	13,384,409	(135,840)	(185,996)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

43	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017

Net Asset Value, Beginning of Period	$10.47		$ 7.35	$ 8.52	$ 9.11	$ 7.86	$ 7.08
Income (Loss) From Operations:
Net Investment Income(a)	0.05		0.10	0.13	0.14	0.08	0.08
Net Realized and Unrealized Gain (Loss)	0.06		3.16	(1.17)	(0.51)	1.26	0.79 (b)

Total Income (Loss) From Operations	0.11		3.26	(1.04)	(0.37)	1.34	0.87

Less Distributions From:
Net Investment Income	(0.14)		(0.14)	(0.13)	(0.14)	(0.09)	(0.09)
Net Realized Gains	—		—	—	(0.08)	—	—

Total Distributions	(0.14)		(0.14)	(0.13)	(0.22)	(0.09)	(0.09)

Net Asset Value, End of Period	$10.44		$10.47	$ 7.35	$ 8.52	$ 9.11	$ 7.86

Total Return(c)	1.02%		44.67%	(12.35)%	(4.07)%	17.18%	12.52%
Net Assets, End of Period (000’s)	$3,828		$4,015	$3,036	$4,871	$5,473	$4,913
Ratios to Average Net Assets
Gross Expense(d)	1.47	%(e)	1.48%	1.50%	1.50%	1.48%	1.79%
Net Expense(d),(f)	1.10	%(e)	1.06%	0.98%	1.00%	1.04%	1.22%
Net Investment Income	1.00	%(e)	1.10%	1.57%	1.69%	0.93%	1.16%
Portfolio Turnover Rate	41%		74%	79%	70%	75%	177%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017

Net Asset Value, Beginning of Period	$ 10.56		$ 7.41	$ 8.59	$ 9.18	$ 7.92	$ 7.13
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.12	0.13	0.17	0.09	0.09
Net Realized and Unrealized Gain (Loss)	0.06		3.18	(1.17)	(0.53)	1.27	0.80 (b)

Total Income (Loss) From Operations	0.13		3.30	(1.04)	(0.36)	1.36	0.89

Less Distributions From:
Net Investment Income	(0.15)		(0.15)	(0.14)	(0.15)	(0.10)	(0.10)
Net Realized Gains	—		—	—	(0.08)	—	—

Total Distributions	(0.15)		(0.15)	(0.14)	(0.23)	(0.10)	(0.10)

Net Asset Value, End of Period	$ 10.54		$ 10.56	$ 7.41	$ 8.59	$ 9.18	$ 7.92

Total Return(c)	1.24%		44.92%	(12.28)%	(3.91)%	17.29%	12.69%
Net Assets, End of Period (000’s)	$715,092		$713,463	$513,640	$570,749	$655,810	$438,974
Ratios to Average Net Assets
Gross Expense(d)	0.97	%(e)	1.16%	1.25%	1.26%	1.23%	1.54%
Net Expense(d),(f)	0.85	%(e)	0.85%	0.85%	0.87%	0.91%	1.09%
Net Investment Income	1.25	%(e)	1.32%	1.58%	1.95%	1.06%	1.28%
Portfolio Turnover Rate	41%		74%	79%	70%	75%	177%

(a)	Per share amounts have been calculated using the average shares method.

(b)

Amount includes a non-recurring payment for Litigation proceeds which represents a class action settlement received by the Fund related to best execution of foreign exchange transactions. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.01 and $0.01 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.

(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	44

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND
CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$11.97		$10.87	$11.28	$10.99	$10.54		$ 9.82
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.00	(b)	0.02	0.07	0.09	0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	0.19		1.31	(0.35)	0.33	0.52		0.75

Total Income (Loss) From Operations	0.19		1.33	(0.28)	0.42	0.57		0.74

Less Distributions From:
Net Investment Income	—		(0.06)	(0.13)	(0.13)	(0.12)		(0.02)
Net Realized Gains	—		(0.17)	—	—	—		—

Total Distributions	—		(0.23)	(0.13)	(0.13)	(0.12)		(0.02)

Net Asset Value, End of Period	$12.16		$11.97	$10.87	$11.28	$10.99		$10.54

Total Return(c)	1.59%		12.27%	(2.57)%	3.87%	5.41%		7.59%
Net Assets, End of Period (000’s)	$ 328		$ 324	$ 208	$ 125	$ 132		$ 180
Ratios to Average Net Assets
Gross Expense(d)	2.30	%(e)	2.30%	2.29%	2.36%	2.46%		3.06%
Net Expense(d),(f)	1.49	%(e)	1.49%	1.49%	1.49%	1.50%		2.48	%(g)
Net Investment Income (Loss)	(0.06	)%(e)	0.19%	0.63%	0.78%	0.42%		(0.06)%
Portfolio Turnover Rate	21%		58%	84%	61%	58	%(h)	367%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 12.14		$ 11.01	$ 11.40	$ 11.08	$ 10.61		$ 9.86
Income (Loss) From Operations:
Net Investment Income(a)	0.01		0.05	0.09	0.11	0.11		0.03
Net Realized and Unrealized Gain (Loss)	0.21		1.31	(0.34)	0.34	0.49		0.75

Total Income (Loss) From Operations	0.22		1.36	(0.25)	0.45	0.60		0.78

Less Distributions From:
Net Investment Income	—		(0.06)	(0.14)	(0.13)	(0.13)		(0.03)
Net Realized Gains	—		(0.17)	—	—	—		—

Total Distributions	—		(0.23)	(0.14)	(0.13)	(0.13)		(0.03)

Net Asset Value, End of Period	$ 12.36		$ 12.14	$ 11.01	$ 11.40	$ 11.08		$ 10.61

Total Return(c)	1.81%		12.46%	(2.31)%	4.18%	5.63%		7.93%
Net Assets, End of Period (000’s)	$213,711		$206,232	$211,911	$168,199	$156,369		$103,768
Ratios to Average Net Assets
Gross Expense(d)	1.80	%(e)	1.99%	2.04%	2.11%	2.21%		2.82%
Net Expense(d),(f)	1.24	%(e)	1.24%	1.24%	1.24%	1.25%		2.12%(g)
Net Investment Income	0.19	%(e)	0.44%	0.82%	1.02%	1.03%		0.32%
Portfolio Turnover Rate	21%		58%	84%	61%	58	%(h)	367%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Represents less than $0.01.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.

(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(g)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 2.06% and 1.77% for Class A and Class I, respectively.

(h)

In January 2017, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the fiscal year ended April 30, 2018 was significantly lower than that of the prior fiscal year.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

45	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND
CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$15.58		$12.33		$14.40	$14.48	$13.87	$13.63
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.17		0.45	0.34	0.35	0.23
Net Realized and Unrealized Gain (Loss)	1.51		3.32		(2.03)	(0.07)	0.63	0.01

Total Income (Loss) From Operations	1.57		3.49		(1.58)	0.27	0.98	0.24

Less Distributions From:
Net Investment Income	(0.11)		(0.24)		(0.49)	(0.35)	(0.37)	—

Total Distributions	(0.11)		(0.24)		(0.49)	(0.35)	(0.37)	—

Net Asset Value, End of Period	$17.04		$15.58		$12.33	$14.40	$14.48	$13.87

Total Return(b)	10.14%		28.65%		(11.35)%	2.05%	7.11%	1.76%
Net Assets, End of Period (000’s)	$1,063		$995		$932	$1,173	$1,297	$1,643
Ratios to Average Net Assets
Gross Expense(c),(d)	1.15	%(e)	1.30%		1.30%	1.32%	1.32%	1.45%
Net Expense(c)	0.89	%(e)	0.96%		0.96%	0.96%	0.99%	1.20%
Net Investment Income	0.71	%(e)	1.25%		3.16%	2.44%	2.46%	1.68%
Portfolio Turnover Rate	10%		40	%(f)	411%	347%	438%	593%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$15.77		$12.47		$14.56	$14.63	$14.01	$13.73
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.17		0.49	0.38	0.40	0.27
Net Realized and Unrealized Gain (Loss)	1.54		3.40		(2.06)	(0.07)	0.62	0.01

Total Income (Loss) From Operations	1.62		3.57		(1.57)	0.31	1.02	0.28

Less Distributions From:
Net Investment Income	(0.13)		(0.27)		(0.52)	(0.38)	(0.40)	—

Total Distributions	(0.13)		(0.27)		(0.52)	(0.38)	(0.40)	—

Net Asset Value, End of Period	$17.26		$15.77		$12.47	$14.56	$14.63	$14.01

Total Return(b)	10.30%		29.00%		(11.13)%	2.29%	7.31%	2.11%
Net Assets, End of Period (000’s)	$506,323		$463,203		$199,115	$309,654	$307,734	$345,787
Ratios to Average Net Assets
Gross Expense(c),(d)	0.65	%(e)	0.93%		1.05%	1.07%	1.07%	1.20%
Net Expense(c)	0.64	%(e)	0.71%		0.71%	0.71%	0.74%	0.95%
Net Investment Income	0.96	%(e)	1.18%		3.41%	2.69%	2.74%	1.97%
Portfolio Turnover Rate	10%		40	%(f)	411%	347%	438%	593%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d) The investment advisor and other service providers waived or reimbursed a portion of their fees. (e) Annualized for periods less than one year.

(f)	In 2020, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the year ended April 30, 2021 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	46

For a share outstanding throughout each period:

WILMINGTON DIVERSIFIED INCOME FUND
CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 11.55		$ 9.54	$ 10.54	$ 10.47	$ 11.24	$ 10.40
Income (Loss) From Operations:
Net Investment Income(a)	0.18		0.29	0.40	0.36	0.26	0.12
Net Realized and Unrealized Gain (Loss)	0.22		2.04	(1.02)	0.11	0.52	0.85

Total Income (Loss) From Operations	0.40		2.33	(0.62)	0.47	0.78	0.97

Less Distributions From:
Net Investment Income	(0.18)		(0.32)	(0.38)	(0.36)	(0.23)	(0.13)
Net Realized Gains	—		—	—	(0.04)	(1.32)	—

Total Distributions	(0.18)		(0.32)	(0.38)	(0.40)	(1.55)	(0.13)

Net Asset Value, End of Period	$ 11.77		$ 11.55	$ 9.54	$ 10.54	$ 10.47	$ 11.24

Total Return(b)	3.51%		24.86%	(6.17)%	4.66%	6.99%	9.38%
Net Assets, End of Period (000’s)	$36,604		$37,388	$32,708	$38,943	$40,993	$42,878
Ratios to Average Net Assets
Gross Expense(c),(d)	1.69	%(e)	1.69%	1.68%	1.67%	1.72%	1.59%
Net Expense(c)	0.60	%(e)	0.60%	0.60%	0.60%	0.66%	0.74%
Net Investment Income	3.12	%(e)	2.81%	3.86%	3.45%	2.30%	1.16%
Portfolio Turnover Rate	5%		12%	14%	14%	85%	9%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$11.56		$ 9.55	$10.54	$10.48	$11.25	$10.41
Income (Loss) From Operations:
Net Investment Income(a)	0.20		0.32	0.44	0.39	0.29	0.15
Net Realized and Unrealized Gain (Loss)	0.22		2.03	(1.02)	0.10	0.52	0.85

Total Income (Loss) From Operations	0.42		2.35	(0.58)	0.49	0.81	1.00

Less Distributions From:
Net Investment Income	(0.19)		(0.34)	(0.41)	(0.39)	(0.26)	(0.16)
Net Realized Gains	—		—	—	(0.04)	(1.32)	—

Total Distributions	(0.19)		(0.34)	(0.41)	(0.43)	(1.58)	(0.16)

Net Asset Value, End of Period	$11.79		$11.56	$ 9.55	$10.54	$10.48	$11.25

Total Return(b)	3.68%		25.09%	(5.83)%	4.82%	7.24%	9.64%
Net Assets, End of Period (000’s)	$ 552		$ 629	$ 498	$ 637	$1,109	$ 725
Ratios to Average Net Assets
Gross Expense(c),(d)	1.19	%(e)	1.38%	1.44%	1.40%	1.48%	1.34%
Net Expense(c)	0.35	%(e)	0.35%	0.35%	0.35%	0.41%	0.49%
Net Investment Income	3.34	%(e)	3.06%	4.20%	3.72%	2.62%	1.44%
Portfolio Turnover Rate	5%		12%	14%	14%	85%	9%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees. (e) Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

47	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2021 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 6 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Diversified Income Fund (“Diversified Income Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.

(d)     Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	48

immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Wilmington International Fund, the Wilmington Global Alpha Equities and the Wilmington Real Asset Fund may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2021, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
International Fund
Bank of America Securities, Inc.	$5,863,999	$5,863,999	$—	$—
ING Financial Markets LLC	742,126	742,126	—	—
RBC Dominion Securities, Inc.	5,863,999	5,863,999	—	—

	$12,470,124	$12,470,124	$—	$—

Real Asset Fund
Bank of America Securities, Inc.	$2,834,370	$2,834,370	$—	$—
Daiwa Capital Markets America	1,508,116	1,508,116	—	—
Deutsche Bank Securities, Inc.	2,834,370	2,834,370	—	—
RBC Dominion Securities, Inc.	2,834,370	2,834,370	—	—

	$10,011,226	$10,011,226	$—	$—

Diversified Income Fund
Bank of America Securities, Inc.	$971,309	$971,309	$—	$—

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

49	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
BNP Paribas SA	$971,309	$971,309	$—	$—
Daiwa Capital Markets America	890,979	890,979	—	—
Deutsche Bank Securities, Inc.	971,309	971,309	—	—
RBC Dominion Securities, Inc.	971,309	971,309	—	—

	$4,776,215	$4,776,215	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statements of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	50

positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statements of Operations. During the six months ended October 31, 2021, there were no short sales transactions.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2021, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
International Fund	$29,375,773	$29,375,773	$—
Real Asset Fund	14,811,025	14,811,025	—
Diversified Income Fund	5,088,593	5,088,593	—

(1)

Collateral with a value of $30,863,124, $15,300,226 and $5,243,215, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

For the six months ended October 31, 2021, the Funds did not utilize options.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

51	NOTES TO FINANCIAL STATEMENTS (continued)

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2021, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of October 31, 2021.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2021.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
Global Alpha Equities Fund
Financial Futures Contracts	$649,316	$649,316	$—
Forward Foreign Currency Contracts	253,887	—	253,887

Totals	$903,203	$649,316	$253,887

	Liability Derivatives Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$(182,466)	$(182,466)	$—

Totals	$(182,466)	$(182,466)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(1,748,334)	$(1,748,334)	$—
Forward Foreign Currency Contracts	(151,631)	—	(151,631)

Totals	$(1,899,965)	$(1,748,334)	$(151,631)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2021.

Derivative Type	Location on the Statements of Operations
Equity contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts.
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	52

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$1,749,091	$1,749,091	$—
Forward Foreign Currency Contracts	(5,224)	—	(5,224)

Totals	$1,743,867	$1,749,091	$(5,224)

Global Alpha Equities Fund
Financial Futures Contracts	$(6,580,777)	$(6,580,777)	$—
Forward Foreign Currency Contracts	72,250	—	72,250

Totals	$(6,508,527)	$(6,580,777)	$72,250

Real Asset Fund
Forward Foreign Currency Contracts	$(19)	$—	$(19)

Totals	$(19)	$—	$(19)

Diversified Income Fund
Forward Foreign Currency Contracts	$(8)	$—	$(8)

Totals	$(8)	$—	$(8)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$426,809	$426,809	$—

Totals	$426,809	$426,809	$—

Global Alpha Equities Fund
Financial Futures Contracts	$1,818,180	$1,818,180	$—
Forward Foreign Currency Contracts	307,244	—	307,244

Totals	$2,125,424	$1,818,180	$307,244

    The average quarterly volume of derivative activities for the six months ended October 31, 2021 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$12,594,669	$—
Global Alpha Equities Fund	—	18,228,854

Liability Derivative Volume
Fund	Financial Futures Contracts(1)

Global Alpha Equities Fund	$ 100,889,666

(1)	Notional Amount.
(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

53	NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2021, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Global Alpha Equities Fund
Barclays Capital	$95,196	$—	$—	$—	$95,196
BNP Paribas	24,836	—	—	—	24,836
Morgan Stanley	125,739	(125,739)	—	—	—
RBC Capital Markets	8,116	—	—	—	8,116

Total Derivative Assets	$253,887	$(125,739)	$—	$—	$128,148

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Exposure of Derivative Liabilities(2)

Morgan Stanley	$(151,631)	$125,739	$—	$—	$(25,892)

Total Derivative Liabilities	$(151,631)	$125,739	$—	$—	$(25,892)

(1)	Excess of collateral received is not shown for financial reporting purposes.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

(3)	Excess of collateral pledged is not shown for financial reporting purposes.

4.    FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2021.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2021, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
International Fund	$581,688,266	$183,487,960	$(21,090,645)	$162,397,315
Global Alpha Equities Fund	160,047,627	54,226,462	(8,701,372)	45,525,090
Real Asset Fund	426,781,097	93,672,060	(11,495,150)	82,176,910
Diversified Income Fund	37,382,061	5,654,485	(642,298)	5,012,187

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2021, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
International Fund	$6,118,734	$3,387,421	$9,506,155
Global Alpha Equities Fund	8,841,083	18,861,539	27,702,622
Real Asset Fund	10,976,666	16,031,820	27,008,486
Diversified Income Fund	94,656	617,444	712,100

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	54

5.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Global Alpha Equities Fund and Real Asset Fund, utilize a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net asset of the Fund/Allocated Net Assets for Sub-advisors

International Fund
WFMC	$1,626,714	$(433,279)	0.45%
Sub-advisors:
Allianz Global investors U.S. LLC	188,636	—	0.38% on the first $100 million; and 0.33% on the next $100 million; and 0.28% on assets in excess of $200 million allocated to the Europe Equity Growth Select Strategy.
	111,099	—	0.25% on assets allocated to the High Dividend Europe Strategy.
AXA Investment Managers, Inc.	197,779	—	0.43% on the first $150 million; and 0.41% on assets in excess of $150 million
Berenberg Asset Management LLC	78,184	—	0.27%
Nikko Asset Management Americas, Inc.	214,905	—	0.32%
Schroder Investment Management North America, Inc.	515,650	—	0.50%

Total(a)	$2,932,967	$(433,279)

Global Alpha Equities Fund
WFMC	$999,599	$(586,510)	0.95%
Sub-advisors:
Wellington Management Company LP	578,736	—	0.55% on the first $250 million; and 0.50% on assets in excess of $250 million

Total(b)	$1,578,335	$(586,510)

Real Asset Fund
WFMC	$1,142,414	$(7,600)	0.45% on all Assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
Parametric Portfolio Associates LLC	100,230	—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $40 million

Total(c)	$1,242,644	$(7,600)

Diversified Income Fund
WFMC	$76,020	$(159,327)	0.40%

(a)	The total gross advisory and sub-advisory fees during the period were 0.81% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.50% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.49% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2022 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

55	NOTES TO FINANCIAL STATEMENTS (continued)

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

International Fund	1.10%	0.85%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund*	0.89%	0.64%
Diversified Income Fund	0.60%	0.35%

*	Prior to August 31, 2021, the Real Asset Fund’s contractual expense limitation was 0.96% and 0.71% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2021, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2021, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees from Class A

International Fund	$ 1,232
Global Alpha Equities Fund	52
Real Asset Fund	256
Diversified Income Fund	11,779

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2021, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges from Class A

International Fund	$ 12
Real Asset Fund	11
Diversified Income Fund	1,263

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	56

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2021, M&T received shareholder service fees, net of waivers, paid by the Fund as follows:

Fund	Shareholder Services Fees

International Fund	$—
Global Alpha Equities Fund	—
Real Asset Fund	—
Diversified Income Fund	—

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

6.    INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales

International Fund	$278,811,564	$282,576,946
Global Alpha Equities Fund	40,279,698	45,511,418
Real Asset Fund	48,184,965	60,584,622
Diversified Income Fund	1,142,928	2,815,406

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales

Diversified Income Fund	$569,063	$376,098

7.    MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.    CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

57	NOTES TO FINANCIAL STATEMENTS (concluded)

9.    LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the one month London Interbank Offered Rate (“LIBOR”). The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2022.

The Funds did not utilize the LOC during the six months ended October 31, 2021.

10.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date, except as follows:

At a meeting of the Trustees of the Trust held on September 9, 2021, the Trustees approved certain changes to the principal investment strategies of the Diversified Income Fund (the “Fund”), which changes took effect on November 17, 2021 (the “Effective Date”). Specifically, while the Fund previously invested in a portfolio of dividend-yielding equities implementing Wilmington Trust Investment Advisors’ Enhanced Dividend Income Strategy (“EDIS”), fixed income securities, and real assets, as of the Effective Date, the Fund invests entirely pursuant to the EDIS strategy. Also, as of the Effective Date, the Fund’s name changed to the “Wilmington Enhanced Dividend Income Strategy Fund.”

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

58

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2021 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2021, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and

●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by Allianz Global Investors U.S. LLC; AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; and Schroder Investment Management North America, Inc.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

59	Semi-Annual Report

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark and that the Fund had achieved total return performance above the peer group average for the one- and five-year periods, and below the peer group average for the three-year period, ended June 30, 2021.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the three- and five-year periods, and below the peer group average for the one-year period, ended June 30, 2021.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and three-year periods, and below the peer group average for the five-year period, ended June 30, 2021.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Diversified Income Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance above the peer group average for the one-year period, and below the peer group average for the three- and five-year periods, ended June 30, 2021. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the sustained and significant outperformance of the growth investing style over the Fund’s value investing style in domestic and international markets.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

60

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

61

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

62

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Additional Sub-Advisors to the

Wilmington International Fund

Allianz Global Investors U.S. LLC

1633 Broadway

New York, New York 10019

AXA Investment Managers, Inc.

100 West Putnam Avenue

Greenwich, Connecticut 06830

Berenberg Asset Management LLC

1251 Avenue of the Americas, 53rd Floor

New York, NY 10020

Nikko Asset Management Americas, Inc.

605 3rd Avenue, 38th Floor

New York, New York 10158

Schroder Investment Management North America, Inc.

7 Bryant Park

New York, New York 10018

Additional Sub-Advisors to the

Wilmington Global Alpha Equities Fund

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Additional Sub-Advisors to the

Wilmington Real Asset Fund

Parametric Portfolio Associates, LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent

and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-MMgr-1021
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2021 (unaudited)

PRESIDENT’S MESSAGE AND

Semi-Annual
Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2021, through October 31, 2021. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The U.S. economy rode a rollercoaster between May and October. The spread of Covid-19 receded globally, and the anticipated economic reopening appeared to finally take hold. Job growth in the U.S. averaged nearly 900,000 net new jobs per month for May-July. The U.S. economy grew at an annualized rate of 6.7% in the second quarter – the second-highest growth rate since the onset of the pandemic.

Economic momentum began to wane in August 2021 as the delta variant of Covid-19 reared its head globally, interrupting the economic reopening. U.S. economic data soured as improvement in the labor market stagnated and consumer spending dropped. The September Citi U.S. Economic Surprise Index (a measure of how actual economic data releases come in compared to consensus expectations) hit the lowest reading since the pandemic. Through October, the U.S. economy was still “missing” more than 4 million jobs compared to pre-pandemic levels of employment. Labor market participation remained historically low due to a combination of virus concerns, childcare issues, accelerated retirements, generous unemployment benefits and excess savings, and a rethink of work-related priorities. The labor shortage presented real problems for businesses and supply chains. Backlogs at ports and shipping delays increased transportation and shipping costs for businesses, as well as broader input prices. Inflation, as measured by the headline Consumer Price Index, spiked to 6.2% year-over-year in October - the highest rate since 1990. Concerns around rising prices outstripping wages and real purchasing power weighed on consumer sentiment. Near the end of the period, the virus once again began to recede, helping to continue the recovery of the services side of the economy.

Outside of the U.S., the economic picture was dominated by many of the same themes, including supply chain disruptions, a semiconductor shortage, a tight labor market, and rolling waves of virus resurgence. In addition, the Chinese economy struggled under a more stringent regulatory environment and deflating of the country’s property market bubble. The Chinese economy reported growth of just 0.2% annualized. The delta variant and semiconductor shortage weighed on the economies of countries more reliant on manufacturing and autos, such as Japan and Germany. For the second time in three quarters of 2021, Japan’s economy contracted.

Bond markets

Fixed income markets delivered positive returns over the period. Credit and high-yield indices outperformed investment grade municipal bonds. In defiance to the expectations of many market participants, interest rates fell through July before rising in August, September, and October. However, the 10-year Treasury yield ended October slightly lower than it began the period in late May, helping returns for fixed income. The market anticipated the Federal Reserve’s tapering of asset purchases (quantitative easing) to begin before the end of 2022. Volatility in the bond market, as measured by the ICE BofA MOVE Index, increased to the highest level since the onset of the pandemic.

For the six-month period May 1, 2021 to October 31, 2021, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]
1.01%	1.06%	2.43%	0.01%	2.36%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

ii

Equity markets

Global equity markets displayed a wide range of returns across major asset classes. The U.S. large cap equity market continued its dominance, outpacing U.S. small cap, international developed, and emerging market equities. September introduced the first bit of volatility in 2021, with the S&P 500® pulling back 5% before surging forward in October with one of the best monthly returns in years. U.S. small cap delivered weaker returns as inflationary concerns and supply chain disruptions weighed on smaller companies. International developed equities delivered positive absolute returns but trailed U.S. large cap as the supply chain disruptions, China economic weakness, and delta variant presented headwinds to the asset class. Emerging market equities severely underperformed as a result of Chinese regulations, property market weakness, a very strict zero-tolerance policy for Covid-19, and supply chain disruptions.

For the six-month period May 1, 2021 to October 31, 2021, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]
10.91%	1.85%	4.14%	-4.87%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2021

October 31, 2021 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,009.30	$3.85	0.76%
Class I	$1,000.00	$1,011.00	$2.18	0.43%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.37	$3.87	0.76%
Class I	$1,000.00	$1,023.04	$2.19	0.43%

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 996.60	$3.72	0.74%
Class I	$1,000.00	$ 997.90	$2.47	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 996.60	$4.13	0.82%
Class I	$1,000.00	$ 997.90	$2.87	0.57%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.07	$4.18	0.82%
Class I	$1,000.00	$1,022.33	$2.91	0.57%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of Total Net Assets
Corporate Bonds	50.2%
U.S. Treasury Obligations	24.1%
Mortgage-Backed Securities	21.2%
Government Agencies	3.0%
Investment Company	0.9%
Municipal Bond	0.4%
Collateralized Mortgage Obligations	0.2%
Asset-Backed Security	0.0	%(1)
Adjustable Rate Mortgage	0.0	%(1)
Cash Equivalents(2)	1.0%
Cash Collateral Invested for Securities on Loan(3)	4.9%
Other Assets and Liabilities - Net(4)	(5.9)%

TOTAL	100.0%

Credit Quality Diversification(5)	Percentage of Total Net Assets
U.S. Government Agency Securities	24.4%
U.S. Treasury	24.1%
AA / Aa	0.1%
A / A	8.8%
BBB / Baa	39.3%
BB / Ba	1.5%
B / B	0.9%
Not Rated	6.8%
Other Assets and Liabilities - Net(4)	(5.9)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.0%**

FINANCIAL SERVICES – 0.0%**

LA Arena Funding LLC, Series 1999-1,

Class A, 7.66%, 12/15/26Ω	$113,365	$112,496

TOTAL ASSET-BACKED SECURITY
(COST $113,365)		$112,496

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.96%, Floor 1.72%), 1.97%, 05/01/33Δ	7,581	7,834

		$7,834
TOTAL ADJUSTABLE RATE MORTGAGE (COST $7,570)
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2005-29, Class WC, 4.75%, 04/25/35	9,714	10,575

Series 2012-114, Class VM, 3.50%, 10/25/25	936,041	943,762

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$954,337

Description	Par Value	Value

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.47%, 02/25/34Δ	$31,997	$30,927

CHL Mortgage Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 06/01/22	4,798	5,072

IndyMac INDA Mortgage Loan Trust,

Series 2005-AR1, Class 2A1, 2.86%, 11/25/35Δ	17,276	16,538

TOTAL WHOLE LOAN		$52,537

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,109,120)		$1,006,874

CORPORATE BONDS – 50.2%

AEROSPACE & DEFENSE – 2.2%

Boeing Co. (The), Sr. Unsecured 1.17%, 02/04/23	250,000	250,102
1.95%, 02/01/24	3,050,000	3,105,237
1.43%, 02/04/24	2,500,000	2,502,130
2.75%, 02/01/26	2,000,000	2,066,571

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.20%, 03/01/29	$150,000	$155,334

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	872,347

Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	1,049,078
4.03%, 10/15/47	1,765,000	2,121,399

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,738,559

TOTAL AEROSPACE & DEFENSE		$13,860,757

AUTOMOTIVE – 3.1%
Daimler Finance North America LLC, Company Guaranteed, 0.75%, 03/01/24Ω	3,000,000	2,982,835

Ford Motor Co., Sr. Unsecured, 8.50%, 04/21/23	800,000	878,215

Ford Motor Credit Co. LLC, Sr. Unsecured 4.25%, 09/20/22	450,000	460,532
3.37%, 11/17/23	1,000,000	1,028,076
5.58%, 03/18/24	1,250,000	1,348,898
5.13%, 06/16/25	1,500,000	1,631,818
2.90%, 02/16/28	250,000	248,868

General Motors Co., Sr. Unsecured 5.40%, 10/02/23	335,000	362,540
6.25%, 10/02/43	1,000,000	1,368,064

General Motors Financial Co., Inc., Sr. Unsecured
4.20%, 11/06/21	1,650,000	1,650,014
1.05%, 03/08/24	100,000	99,877
2.90%, 02/26/25	230,000	239,565
1.25%, 01/08/26	1,000,000	979,347
1.50%, 06/10/26	3,000,000	2,953,138

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	3,045,000	3,083,547

TOTAL AUTOMOTIVE		$19,315,334

BEVERAGES – 0.8%
Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,437,660
Keurig Dr. Pepper, Inc., Company Guaranteed 0.75%, 03/15/24	1,490,000	1,484,369
3.20%, 05/01/30	775,000	823,063
5.09%, 05/25/48	700,000	928,153

TOTAL BEVERAGES		$4,673,245

BIOTECHNOLOGY – 0.0%**

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	230,962

BUILDING PRODUCTS – 0.6%
Carrier Global Corp., Sr. Unsecured 2.24%, 02/15/25	3,000,000	3,088,911
2.49%, 02/15/27	250,000	258,189

Johnson Controls International PLC, Sr. Unsecured 3.63%, 07/02/24ÿ	373,000	395,639
4.63%, 07/02/44	100,000	122,170

TOTAL BUILDING PRODUCTS		$3,864,909

Description	Par Value	Value

CAPITAL MARKETS – 3.7%

Bank of America Corp., Sr. Unsecured, MTN, (SOFR + 1.15%),
1.32%, 06/19/26Δ	$250,000	$248,379

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	832,420

Credit Suisse AG, Sr. Unsecured 2.10%, 11/12/21	1,785,000	1,785,878
0.50%, 02/02/24	3,000,000	2,976,242

Goldman Sachs Group, Inc. (The), Sr. Unsecured 0.48%, 01/27/23	170,000	169,841
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	1,010,000	1,065,216
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	2,248,749

Goldman Sachs Group, Inc. (The), Sr. Unsecured, MTN, (SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	1,097,804

Morgan Stanley, Sr. Unsecured
(SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,249,468
(SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	170,147

Morgan Stanley, Sr. Unsecured, MTN 2.63%, 11/17/21	4,000,000	4,003,876
(SOFR + 0.46%), 0.53%, 01/25/24Δ	3,000,000	2,993,829
3.13%, 07/27/26	340,000	360,939
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	970,469

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	560,618

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	1,097,000	1,104,052

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	275,000	290,118

TOTAL CAPITAL MARKETS		$23,128,045

CHEMICALS – 0.3%
Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	2,000,000	2,033,820

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Global Payments, Inc., Sr. Unsecured 3.75%, 06/01/23	2,570,000	2,667,870
2.65%, 02/15/25	275,000	285,250
2.90%, 05/15/30	1,000,000	1,021,625

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,974,745

COMPUTERS – 0.5%
Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	107,747

Hewlett Packard Enterprise Co., Sr. Unsecured
2.25%, 04/01/23	3,000,000	3,060,089
1.45%, 04/01/24	150,000	151,596

TOTAL COMPUTERS		$3,319,432

DIVERSIFIED FINANCIAL SERVICES – 7.0%
American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	161,124

Bank of America Corp., Sr. Unsecured, 5.70%, 01/24/22	3,000,000	3,037,377

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	$1,095,000	$1,165,987

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	247,495

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,107,259

Capital One Financial Corp., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 1.07%, 03/09/22Δ	250,000	250,582
2.60%, 05/11/23	1,470,000	1,511,607
3.90%, 01/29/24	250,000	265,342

Citigroup, Inc., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	2,060,000	2,094,391

(SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,682,967

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	2,108,301

Fifth Third Bancorp, Sr. Unsecured 3.50%, 03/15/22	1,250,000	1,261,280
2.55%, 05/05/27	780,000	811,000

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	780,000	833,773

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,459,792

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,496,499

Huntington Bancshares, Inc., Subordinated, 4.35%, 02/04/23	150,000	156,655

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 1.13%, 05/15/47Δ	1,000,000	879,802

JPMorgan Chase & Co., Sr. Unsecured, (SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	152,841

KeyBank NA, Sr. Unsecured, BKNT 3.30%, 02/01/22	615,000	619,764
1.25%, 03/10/23	2,000,000	2,019,527

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 06/15/23Δ	2,000,000	2,009,381

PNC Bank NA, Subordinated, BKNT 2.95%, 01/30/23	350,000	359,848
2.70%, 10/22/29	1,125,000	1,174,018

PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 04/23/29	100,000	110,045

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,819,813

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	184,367

Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	270,666
3.80%, 10/30/26	1,000,000	1,095,658
2.25%, 03/11/30	1,850,000	1,846,021

Truist Financial Corp., Sr. Unsecured, 2.70%, 01/27/22	250,000	250,940

Truist Financial Corp., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.65%), 0.78%, 04/01/22Δ	2,345,000	2,351,125

U.S. Bancorp, Subordinated, MTN, 2.95%, 07/15/22	2,000,000	2,032,787

Description	Par Value	Value

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	$1,170,000	$1,196,660

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	143,379

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	1,214,084

TOTAL DIVERSIFIED FINANCIAL SERVICES		$43,382,157

ELECTRIC – 3.3%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,870,000	1,865,455

Baltimore Gas and Electric Co., Sr. Unsecured, 3.50%, 08/15/46	1,550,000	1,705,033

Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,152,302

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,936,782

DTE Energy Co., Series H, Sr. Unsecured, 0.55%, 11/01/22	1,500,000	1,498,912

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,096,766

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	973,612

Entergy Louisiana LLC, 1st Mortgage, 2.90%, 03/15/51	1,000,000	1,001,573

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	2,580,747

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,250,000	1,237,862

FirstEnergy Corp., Series B, Sr. Unsecured, 4.40%, 07/15/27	800,000	871,181

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	2,305,000	2,309,179

Sempra Energy, Sr. Unsecured, 2.90%, 02/01/23	760,000	779,676

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	39,123

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	500,000	518,915

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	240,933

WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	725,660
1.80%, 10/15/30	150,000	142,977

TOTAL ELECTRIC		$20,676,688

ELECTRONICS – 0.0%**

Honeywell International, Inc., Sr. Unsecured, 0.48%, 08/19/22	33,000	32,998

FOOD & STAPLES RETAILING – 3.0%

Campbell Soup Co., Sr. Unsecured 3.65%, 03/15/23	3,000,000	3,112,770
3.30%, 03/19/25	2,050,000	2,171,944

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	$200,000	$192,496
5.40%, 11/01/48	665,000	902,661

Kroger Co. (The), Sr. Unsecured 2.95%, 11/01/21	1,750,000	1,749,983
2.80%, 08/01/22	2,060,000	2,093,451
5.40%, 01/15/49	1,640,000	2,292,015
3.95%, 01/15/50#	1,000,000	1,157,838

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,968,637

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	860,000	852,052

Mondelez International, Inc., Sr. Unsecured, 0.63%, 07/01/22	1,250,000	1,252,299

TOTAL FOOD & STAPLES RETAILING		$18,746,146

GAS – 0.3%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,617,670

HEALTHCARE-PRODUCTS – 0.7%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,410,733

Thermo Fisher Scientific, Inc., Sr. Unsecured, 0.80%, 10/18/23	1,775,000	1,776,943

TOTAL HEALTHCARE-PRODUCTS		$4,187,676

HEALTHCARE-SERVICES – 1.4%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,808,678

CommonSpirit Health, Sr. Secured 2.76%, 10/01/24	3,140,000	3,273,877
3.35%, 10/01/29	150,000	159,044

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	1,061,730

UnitedHealth Group, Inc., Sr. Unsecured 2.38%, 10/15/22	300,000	305,779
2.95%, 10/15/27	1,350,000	1,446,416
3.95%, 10/15/42	290,000	340,322

TOTAL HEALTHCARE-SERVICES		$8,395,846

HOME FURNISHINGS – 0.5%

Whirlpool Corp., Sr. Unsecured 4.70%, 06/01/22	1,500,000	1,536,384
4.60%, 05/15/50	1,405,000	1,757,144

TOTAL HOME FURNISHINGS		$3,293,528

HOUSEHOLD PRODUCTS/WARES – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured 2.45%, 08/01/22	225,000	228,108
3.95%, 08/01/47	870,000	1,043,670

TOTAL HOUSEHOLD PRODUCTS/WARES		$1,271,778

INSURANCE – 2.6%

American International Group, Inc., Sr. Unsecured, 4.20%, 04/01/28	1,000,000	1,131,428

Description	Par Value	Value

Aon Corp., Company Guaranteed, 2.20%, 11/15/22	$3,500,000	$3,564,281

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,700,000	1,798,206

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	517,319

CNA Financial Corp., Sr. Unsecured 7.25%, 11/15/23	200,000	225,336
3.95%, 05/15/24	950,000	1,013,145

Lincoln National Corp., Sr. Unsecured 4.20%, 03/15/22	1,000,000	1,013,854
3.63%, 12/12/26	1,380,000	1,501,655

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 09/15/22	250,000	256,443

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	235,512

W.R. Berkley Corp., Sr. Unsecured 4.63%, 03/15/22	1,000,000	1,015,454
4.75%, 08/01/44	1,715,000	2,188,009
4.00%, 05/12/50	1,425,000	1,661,845

TOTAL INSURANCE		$16,122,487

INTERNET – 1.0%

Amazon.com, Inc., Sr. Unsecured 1.20%, 06/03/27	100,000	98,252
2.10%, 05/12/31	5,000,000	5,024,942
3.25%, 05/12/61	1,000,000	1,095,024

TOTAL INTERNET		$6,218,218

MACHINERY – 0.0%**

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	50,000	50,152

MEDIA – 1.6%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	2,988,750

Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	2,086,277

Discovery Communications LLC, Company Guaranteed 3.95%, 03/20/28	1,000,000	1,100,294
3.63%, 05/15/30	1,000,000	1,075,259

ViacomCBS, Inc., Sr. Unsecured 4.60%, 01/15/45	1,100,000	1,328,271
4.95%, 05/19/50	1,185,000	1,502,813

TOTAL MEDIA		$10,081,664

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 04/01/42	1,000,000	1,308,925

MISCELLANEOUS MANUFACTURING – 0.5%

Textron, Inc., Sr. Unsecured 3.88%, 03/01/25	750,000	805,081
2.45%, 03/15/31	2,000,000	1,989,738

TOTAL MISCELLANEOUS MANUFACTURING		$2,794,819

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

OIL & GAS – 2.6%

Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 01/15/23	$3,000,000	$3,073,113

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	793,492

Phillips 66, Company Guaranteed 4.30%, 04/01/22	1,450,000	1,473,759
0.90%, 02/15/24	1,065,000	1,061,030
3.85%, 04/09/25	575,000	620,465

Pioneer Natural Resources Co., Sr. Unsecured 0.55%, 05/15/23	1,035,000	1,033,530
1.13%, 01/15/26	1,000,000	979,524
1.90%, 08/15/30	1,940,000	1,850,238
2.15%, 01/15/31#	1,000,000	965,087

Valero Energy Corp., Sr. Unsecured 2.15%, 09/15/27	1,800,000	1,801,825
4.00%, 04/01/29	1,580,000	1,732,552
4.90%, 03/15/45#	563,000	701,573

TOTAL OIL & GAS		$16,086,188

PHARMACEUTICALS – 3.2%

AbbVie, Inc., Sr. Unsecured 3.75%, 11/14/23	150,000	158,440
2.95%, 11/21/26	1,875,000	1,979,846
4.25%, 11/14/28	1,235,000	1,401,815
4.40%, 11/06/42	460,000	549,959
4.88%, 11/14/48	1,000,000	1,305,482
4.25%, 11/21/49	1,000,000	1,222,582

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	497,406

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	97,179

Becton Dickinson and Co., Sr. Unsecured, 1.96%, 02/11/31#	100,000	96,781

Bristol-Myers Squibb Co., Sr. Unsecured (3 Month USD LIBOR + 0.38%), 0.51%, 05/16/22Δ	665,000	666,318
2.75%, 02/15/23	1,565,000	1,609,780
3.40%, 07/26/29	1,000,000	1,094,966

Cardinal Health, Inc., Sr. Unsecured 3.20%, 03/15/23	350,000	362,245
4.50%, 11/15/44	650,000	739,309

Cigna Corp., Company Guaranteed 3.75%, 07/15/23	272,000	285,512
4.80%, 07/15/46	1,000,000	1,275,602

Cigna Corp., Sr. Unsecured, 2.38%, 03/15/31#	250,000	250,005

CVS Health Corp., Sr. Unsecured 3.70%, 03/09/23	35,000	36,332
1.30%, 08/21/27	145,000	140,681
1.88%, 02/28/31	2,000,000	1,915,375

Elanco Animal Health, Inc., Sr. Unsecured, 5.90%, 08/28/28	2,000,000	2,344,644

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	683,309

Zoetis, Inc., Sr. Unsecured 3.00%, 09/12/27	125,000	132,577

Description	Par Value	Value

3.95%, 09/12/47	$1,005,000	$1,197,104

TOTAL PHARMACEUTICALS		$20,043,249

PIPELINES – 2.9%

Enbridge, Inc., Company Guaranteed (SOFR + 0.40%), 0.45%, 02/17/23Δ	1,000,000	1,002,279
0.55%, 10/04/23	1,540,000	1,536,680

Energy Transfer LP, Sr. Unsecured 3.60%, 02/01/23	870,000	892,189
3.75%, 05/15/30	715,000	759,254
5.30%, 04/15/47	1,250,000	1,474,167

Enterprise Products Operating LLC, Company Guaranteed 4.20%, 01/31/50	1,120,000	1,281,347
4.95%, 10/15/54	500,000	642,226

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	1,245,426

Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	2,545,456
3.60%, 02/15/51	1,315,000	1,342,814

MPLX LP, Sr. Unsecured, 4.70%, 04/15/48	1,000,000	1,164,979

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,318,359

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	866,000	907,380

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	713,072

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,523,516

TOTAL PIPELINES		$18,349,144

REAL ESTATE INVESTMENT TRUSTS – 2.4%

American Tower Corp., Sr. Unsecured 5.00%, 02/15/24	665,000	724,633
3.13%, 01/15/27	1,000,000	1,054,092
3.10%, 06/15/50	1,500,000	1,488,440

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,541,361

Healthcare Realty Trust, Inc., Sr. Unsecured 3.88%, 05/01/25	1,215,000	1,300,891
3.63%, 01/15/28#	1,100,000	1,197,211

Healthpeak Properties, Inc., Sr. Unsecured 3.25%, 07/15/26	110,000	117,986
2.88%, 01/15/31	2,350,000	2,436,619

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	276,690

Welltower, Inc., Sr. Unsecured 3.63%, 03/15/24	250,000	264,900
4.00%, 06/01/25	3,000,000	3,255,055
4.95%, 09/01/48	1,000,000	1,314,679

TOTAL REAL ESTATE INVESTMENT TRUSTS		$14,972,557

RETAIL – 0.2%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	220,963

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44#	$1,000,000	$992,500

Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.20%, 04/15/30	150,000	159,454

TOTAL RETAIL		$1,372,917

SEMICONDUCTORS – 0.3%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,499,603

QUALCOMM, Inc., Sr. Unsecured, 3.25%, 05/20/27	150,000	162,556

TOTAL SEMICONDUCTORS		$1,662,159

SOFTWARE – 0.5%

Oracle Corp., Sr. Unsecured, 2.50%, 04/01/25	50,000	51,929

Roper Technologies, Inc., Sr. Unsecured 0.45%, 08/15/22	1,500,000	1,500,722
3.13%, 11/15/22	125,000	127,674
2.00%, 06/30/30	1,345,000	1,305,997

TOTAL SOFTWARE		$2,986,322

TELECOMMUNICATIONS – 1.7%

AT&T, Inc., Sr. Unsecured 0.90%, 03/25/24	2,125,000	2,122,304
4.50%, 05/15/35	845,000	973,434
3.30%, 02/01/52	2,000,000	1,972,824
3.55%, 09/15/55	1,423,000	1,442,168

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	50,096
1.75%, 01/20/31	2,310,000	2,177,026
2.36%, 03/15/32Ω	305,000	300,882
3.40%, 03/22/41	1,515,000	1,585,163

TOTAL TELECOMMUNICATIONS		$10,623,897

TRANSPORTATION – 1.5%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,502,874

Ryder System, Inc., Sr. Unsecured, MTN 2.50%, 09/01/22	1,245,000	1,264,322
3.65%, 03/18/24	1,670,000	1,772,183

Union Pacific Corp., Sr. Unsecured 3.15%, 03/01/24	2,565,000	2,699,984
4.30%, 03/01/49	675,000	853,607

TOTAL TRANSPORTATION		$9,092,970

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,668,012
3.85%, 03/30/27	1,500,000	1,634,866
4.00%, 06/30/30	1,000,000	1,111,347
5.20%, 03/15/44	640,000	814,526

TOTAL TRUCKING & LEASING		$5,228,751

TOTAL CORPORATE BONDS
(COST $296,019,425)		$313,000,155

Description	Par Value	Value
GOVERNMENT AGENCIES – 3.0%

FEDERAL HOME LOAN BANK (FHLB) – 1.2%

3.25%, 11/16/28#	$6,960,000	$7,795,938

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%

2.38%, 01/13/22	125,000	125,573
0.38%, 07/21/25	9,250,000	9,052,240

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,177,813

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

0.25%, 05/22/23	200,000	199,664

6.25%, 05/15/29	750,000	1,002,281

7.25%, 05/15/30	400,000	580,919

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,782,864

TOTAL GOVERNMENT AGENCIES
(COST $18,630,622)		$18,756,615

MORTGAGE-BACKED SECURITIES – 21.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.8%
Pool C90504, 6.50%, 12/01/21	117	118
Pool G12709, 5.00%, 07/01/22	1,872	1,894
Pool C00478, 8.50%, 09/01/26	5,083	5,742
Pool E09010, 2.50%, 09/01/27	314,554	327,196
Pool G18497, 3.00%, 01/01/29	43,510	45,748
Pool C01272, 6.00%, 12/01/31	10,481	12,253
Pool A13990, 4.50%, 10/01/33	8,875	9,746
Pool G01625, 5.00%, 11/01/33	28,369	32,260
Pool A18401, 6.00%, 02/01/34	19,462	22,230
Pool QN1900, 3.00%, 04/01/35	1,199,193	1,264,365
Pool G08097, 6.50%, 11/01/35	18,165	21,340
Pool G02296, 5.00%, 06/01/36	73,761	83,976
Pool G02390, 6.00%, 09/01/36	7,085	8,417
Pool G05317, 5.00%, 04/01/37	304,181	346,358
Pool G08193, 6.00%, 04/01/37	13,215	15,683
Pool G03703, 5.50%, 12/01/37	7,933	9,127
Pool G04776, 5.50%, 07/01/38	26,089	29,713
Pool G05500, 5.00%, 05/01/39	273,199	311,579
Pool A93415, 4.00%, 08/01/40	463,106	506,822
Pool A93505, 4.50%, 08/01/40	437,205	482,293
Pool A93996, 4.50%, 09/01/40	347,363	383,253
Pool G06222, 4.00%, 01/01/41	499,302	546,730
Pool A97047, 4.50%, 02/01/41	329,431	363,407
Pool G06956, 4.50%, 08/01/41	339,083	374,131
Pool C03750, 3.50%, 02/01/42	139,520	150,552
Pool C03849, 3.50%, 04/01/42	71,398	77,837
Pool Q08305, 3.50%, 05/01/42	538,049	583,761
Pool C04305, 3.00%, 11/01/42	1,454,842	1,545,124
Pool C09020, 3.50%, 11/01/42	1,114,027	1,201,969
Pool G07266, 4.00%, 12/01/42	955,601	1,047,871
Pool C04444, 3.00%, 01/01/43	49,016	51,920
Pool C09029, 3.00%, 03/01/43	201,013	213,178
Pool G08534, 3.00%, 06/01/43	247,899	262,890
Pool Q19476, 3.50%, 06/01/43	414,050	446,690
Pool C09044, 3.50%, 07/01/43	498,500	537,687
Pool G07889, 3.50%, 08/01/43	460,313	495,672
Pool G07624, 4.00%, 12/01/43	455,346	501,323

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool G60038, 3.50%, 01/01/44	$2,347,711	$2,529,395
Pool G07680, 4.00%, 04/01/44	765,977	849,042
Pool G07943, 4.50%, 08/01/44	47,932	52,620
Pool G08607, 4.50%, 09/01/44	274,863	302,956
Pool Q33547, 3.50%, 05/01/45	404,911	438,543
Pool Q36970, 4.00%, 10/01/45	186,584	203,608
Pool G60384, 4.50%, 12/01/45	29,939	33,098
Pool Q39644, 3.50%, 03/01/46	1,216,401	1,299,966
Pool Q39438, 4.00%, 03/01/46	1,227,140	1,334,270
Pool G08705, 3.00%, 05/01/46	105,773	111,324
Pool G08708, 4.50%, 05/01/46	221,209	241,477
Pool ZS4671, 3.00%, 08/01/46	685,074	720,843
Pool Q44452, 3.00%, 11/01/46	974,524	1,025,665
Pool ZS4693, 3.00%, 12/01/46	1,865,455	1,962,855
Pool SD8037, 2.50%, 01/01/50	3,635,822	3,734,209
Pool RA2341, 2.50%, 04/01/50	3,285,607	3,377,581
Pool SD8104, 1.50%, 11/01/50	2,762,823	2,671,506
Pool RA4349, 2.50%, 01/01/51	1,587,794	1,632,060
Pool SD8141, 2.50%, 04/01/51	1,387,732	1,425,297

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$36,267,170

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.4%
Pool 975207, 5.00%, 03/01/23	5,835	5,990
Pool AE2520, 3.00%, 01/01/26	255,510	268,220
Pool 329794, 7.00%, 02/01/26	4,310	4,615
Pool 256639, 5.00%, 02/01/27	16,068	17,299
Pool 256752, 6.00%, 06/01/27	19,201	21,921
Pool 257007, 6.00%, 12/01/27	17,348	19,694
Pool 402255, 6.50%, 12/01/27	624	675
Pool AB8997, 2.50%, 04/01/28	82,748	86,016
Pool AS4480, 2.50%, 02/01/30	445,858	464,318
Pool AS7462, 2.50%, 06/01/31	198,111	206,504
Pool 254007, 6.50%, 10/01/31	5,932	6,905
Pool 254240, 7.00%, 03/01/32	17,912	20,066
Pool 638023, 6.50%, 04/01/32	40,743	45,052
Pool 642345, 6.50%, 05/01/32	33,116	36,617
Pool 651292, 6.50%, 07/01/32	51,609	57,070
Pool 686398, 6.00%, 03/01/33	92,296	106,568
Pool BP6496, 2.00%, 07/01/35	1,056,684	1,085,460
Pool MA4095, 2.00%, 08/01/35	1,319,400	1,355,152
Pool 745412, 5.50%, 12/01/35	21,302	24,600
Pool 888789, 5.00%, 07/01/36	109,772	125,972
Pool 256515, 6.50%, 12/01/36	7,073	8,057
Pool AE0217, 4.50%, 08/01/40	53,737	59,274
Pool AB1796, 3.50%, 11/01/40	310,729	337,068
Pool AH5583, 4.50%, 02/01/41	153,484	169,356
Pool 890551, 4.50%, 08/01/41	34,839	38,435
Pool AL0658, 4.50%, 08/01/41	202,455	223,579
Pool AL1319, 4.50%, 10/01/41	254,327	280,478
Pool AL6302, 4.50%, 10/01/41	358,111	395,166
Pool AX5302, 4.00%, 01/01/42	588,406	644,263
Pool AK4523, 4.00%, 03/01/42	698,325	761,400
Pool AL2034, 4.50%, 04/01/42	83,928	92,604
Pool AB7936, 3.00%, 02/01/43	887,905	953,747

Pool AL3761, 4.50%, 02/01/43	102,533	113,225

Pool MA1458, 3.00%, 06/01/43	201,069	213,197

Pool AT7899, 3.50%, 07/01/43	1,333,809	1,434,794

Description	Par Value	Value

Pool AS0302, 3.00%, 08/01/43	$2,139,851	$2,269,480
Pool AU4279, 3.00%, 09/01/43	435,272	461,577
Pool AL5537, 4.50%, 04/01/44	161,210	180,490
Pool AS3155, 4.00%, 08/01/44	23,676	25,886
Pool AX0833, 3.50%, 09/01/44	385,174	418,132
Pool AL6325, 3.00%, 10/01/44	1,382,174	1,460,271
Pool AS5136, 4.00%, 06/01/45	136,925	150,865
Pool AZ7362, 4.00%, 11/01/45	414,279	452,278
Pool AZ9565, 3.50%, 12/01/45	589,094	632,047
Pool BC0326, 3.50%, 12/01/45	470,152	504,433
Pool BC0245, 3.00%, 02/01/46	287,354	302,437
Pool BC0830, 3.00%, 04/01/46	419,827	441,864
Pool AS7568, 4.50%, 07/01/46	67,441	72,795
Pool BC4764, 3.00%, 10/01/46	571,417	601,477
Pool MA2771, 3.00%, 10/01/46	174,917	184,099
Pool AS8276, 3.00%, 11/01/46	580,721	611,207
Pool BC9003, 3.00%, 11/01/46	597,663	629,074
Pool BE1899, 3.00%, 11/01/46	2,260,977	2,380,489
Pool BE3767, 3.50%, 07/01/47	558,927	593,940
Pool BH2618, 3.50%, 08/01/47	166,968	177,428
Pool MA3088, 4.00%, 08/01/47	526,730	568,564
Pool BH4010, 4.50%, 09/01/47	622,828	675,564
Pool BH9215, 3.50%, 01/01/48	795,769	845,622
Pool BJ0650, 3.50%, 03/01/48	3,290,269	3,493,081
Pool BJ0639, 4.00%, 03/01/48	216,449	232,137
Pool BJ9169, 4.00%, 05/01/48	968,197	1,038,371
Pool BK4764, 4.00%, 08/01/48	903,590	969,083
Pool BN1628, 4.50%, 11/01/48	528,817	571,480
Pool BM5334, 3.50%, 01/01/49	774,921	830,324
Pool MA3871, 3.00%, 12/01/49	2,070,318	2,159,120
Pool CA5306, 3.00%, 03/01/50	1,905,399	1,985,800
Pool CA5353, 3.50%, 03/01/50	1,580,218	1,690,649
Pool MA4100, 2.00%, 08/01/50	1,571,408	1,572,311
Pool FM3989, 2.50%, 08/01/50	1,064,756	1,093,167
Pool CA6983, 2.00%, 09/01/50	2,734,061	2,735,639
Pool CA7106, 2.00%, 09/01/50	1,724,071	1,725,066
Pool MA4119, 2.00%, 09/01/50	1,172,758	1,173,433
Pool BQ2999, 2.50%, 10/01/50	2,513,069	2,597,285
Pool CA7383, 3.00%, 10/01/50	2,110,742	2,199,892
Pool CA7734, 2.50%, 11/01/50	1,756,162	1,812,967
Pool FM5297, 3.00%, 11/01/50	2,422,734	2,549,390
Pool MA4208, 2.00%, 12/01/50	1,200,302	1,200,994
Pool CA8021, 2.50%, 12/01/50	4,900,629	5,032,462
Pool FM5166, 3.00%, 12/01/50	1,316,836	1,375,643
Pool BQ4495, 2.00%, 02/01/51	6,272,340	6,284,230
Pool CA8929, 2.00%, 02/01/51	3,043,869	3,049,639
Pool FM6426, 2.00%, 03/01/51	3,004,810	3,006,548
Pool BR7857, 2.50%, 05/01/51	4,119,565	4,230,436
Pool FM7188, 2.50%, 05/01/51	3,546,750	3,677,321
Pool CB0727, 2.50%, 06/01/51	7,329,155	7,526,341
Pool FM8440, 2.50%, 08/01/51	1,643,787	1,688,400
Pool TBA, 2.00%, 12/01/51‡	4,000,000	3,992,813

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$95,817,398

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	2,707	2,686
Pool 354713, 7.50%, 12/15/23	1,152	1,200

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool 354765, 7.00%, 02/15/24	$7,071	$7,693
Pool 354827, 7.00%, 05/15/24	3,826	4,163
Pool 385623, 7.00%, 05/15/24	8,273	8,881
Pool 360869, 7.50%, 05/15/24	6,987	7,336
Pool 2077, 7.00%, 09/20/25	2,070	2,220
Pool 780825, 6.50%, 07/15/28	27,176	30,813
Pool 2616, 7.00%, 07/20/28	15,844	18,270
Pool 2701, 6.50%, 01/20/29	33,869	38,743
Pool 426727, 7.00%, 02/15/29	3,786	4,231
Pool 503405, 6.50%, 04/15/29	9,556	9,894
Pool 781231, 7.00%, 12/15/30	15,242	17,393

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$153,523

TOTAL MORTGAGE-BACKED SECURITIES
(COST $131,493,211)		$132,238,091

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,859,016

TOTAL MUNICIPAL BOND
(COST $2,500,000)		$2,859,016

U.S. TREASURY OBLIGATIONS – 24.1%

U.S. TREASURY BONDS – 7.0%
6.38%, 08/15/27#	450,000	577,423
5.25%, 02/15/29	500,000	630,724
6.25%, 05/15/30	500,000	690,746
5.38%, 02/15/31	600,000	801,310
3.00%, 05/15/42	500,000	587,417
3.63%, 08/15/43	881,000	1,137,950
3.75%, 11/15/43	365,000	480,303
3.63%, 02/15/44	2,106,000	2,732,123
3.13%, 08/15/44	6,637,000	8,022,016
3.00%, 11/15/44	2,000,000	2,376,421
2.50%, 02/15/45	2,135,000	2,339,252
3.00%, 05/15/45	2,000,000	2,388,028
2.88%, 08/15/45	300,000	351,406
3.00%, 11/15/45	765,000	917,142
2.50%, 02/15/46	280,000	308,460
3.00%, 02/15/47	1,098,000	1,331,378
3.00%, 05/15/47	1,695,000	2,058,987
2.75%, 11/15/47	2,235,000	2,600,033
1.25%, 05/15/50	3,300,000	2,792,521
1.38%, 08/15/50	3,000,000	2,616,509
1.63%, 11/15/50	2,500,000	2,319,542
2.00%, 08/15/51	5,600,000	5,681,537

TOTAL U.S. TREASURY BONDS		$43,741,228

U.S. TREASURY NOTES – 17.1%
2.00%, 11/15/21#	1,000,000	1,000,627
1.75%, 05/15/22	380,000	383,454
2.13%, 06/30/22	6,615,000	6,704,111
1.88%, 07/31/22	125,000	126,645
1.50%, 08/15/22	150,000	151,647
1.63%, 08/15/22	6,000,000	6,071,489
1.63%, 11/15/22	1,928,000	1,957,322

Description	Par Value	Value

2.00%, 02/15/23	$200,000	$204,482
2.50%, 03/31/23	7,150,000	7,369,483
1.75%, 05/15/23	2,000,000	2,042,655
1.63%, 05/31/23	9,400,000	9,585,812
2.75%, 05/31/23	200,000	207,516
0.25%, 06/15/23	250,000	249,473
2.50%, 08/15/23	450,000	466,564
1.63%, 10/31/23	290,000	296,464
2.00%, 04/30/24	10,195,000	10,537,182
1.75%, 07/31/24	1,900,000	1,954,591
2.38%, 08/15/24	6,100,000	6,380,129
2.00%, 02/15/25	4,655,000	4,830,332
0.38%, 04/30/25	250,000	245,277
2.13%, 05/15/25	2,800,000	2,916,873
2.00%, 08/15/25	945,000	981,060
2.25%, 11/15/25	730,000	765,334
1.63%, 02/15/26	8,000,000	8,181,016
1.63%, 05/15/26	5,470,000	5,589,534
2.00%, 11/15/26	4,180,000	4,344,559
2.25%, 02/15/27	30,000	31,547
1.13%, 02/28/27	250,000	248,476
0.50%, 06/30/27	450,000	430,384
2.25%, 11/15/27	300,000	315,701
2.75%, 02/15/28	6,750,000	7,307,935
1.25%, 06/30/28	500,000	493,907
3.13%, 11/15/28	350,000	389,273
2.38%, 05/15/29	2,900,000	3,086,315
1.63%, 08/15/29#	5,000,000	5,060,298
1.50%, 02/15/30#	5,000,000	5,005,659
0.63%, 05/15/30	550,000	511,090

TOTAL U.S. TREASURY NOTES		$106,424,216

TOTAL U.S. TREASURY OBLIGATIONS
(COST $142,364,900)		$150,165,444

	Number of
	Shares

INVESTMENT COMPANY – 0.9%

EXCHANGE-TRADED FUND – 0.9%

iShares iBoxx High Yield Corporate Bond ETF#	68,340	5,940,796

TOTAL INVESTMENT COMPANY
(COST $6,002,419)		$5,940,796

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	6,151,798	6,151,798

TOTAL MONEY MARKET FUND
(COST $6,151,798)		$6,151,798

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.9%

MONEY MARKET FUNDS – 2.1%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	1,576,000	1,576,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.03%^	2,186,000	2,186,000

Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%^	1,554,000	1,554,000

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Broad Market Bond Fund (continued)

	Number of
Description	Shares	Value

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	2,146,000	$2,146,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	2,196,000	2,196,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	1,554,000	1,554,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	2,026,000	2,026,000

TOTAL MONEY MARKET FUNDS
(COST $13,238,000)		$13,238,000

	Par Value

REPURCHASE AGREEMENTS – 2.8%

Bank of America Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $5,533,342, collateralized by U.S. Government Agency Securities, 1.50% to 5.00%, maturing 9/01/28 to 1/01/59; total market value of $5,643,985.	$5,533,319	5,533,319

Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $5,752,533, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/04/21 to 8/15/51; total market value of $5,867,559.	5,752,509	5,752,509

Description	Par Value	Value

RBC Dominion Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $5,752,533, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/31/21 to 7/20/51; total market value of $5,867,559.	$5,752,509	$5,752,509

TOTAL REPURCHASE AGREEMENTS (COST $17,038,337)		$17,038,337

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $30,276,337)		$30,276,337

TOTAL INVESTMENTS – 105.9% (COST $634,668,767)		$660,515,456
COLLATERAL FOR SECURITIES ON LOAN – (4.9%)		(30,276,337)

OTHER ASSETS LESS LIABILITIES – (1.0)%		(6,334,694)

TOTAL NET ASSETS – 100.0%		$623,904,425

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Security	$—	$112,496	$—	$112,496
Adjustable Rate Mortgage	—	7,834	—	7,834
Collateralized Mortgage Obligations	—	1,006,874	—	1,006,874
Corporate Bonds	—	313,000,155	—	313,000,155
Government Agencies	—	18,756,615	—	18,756,615
Mortgage-Backed Securities	—	132,238,091	—	132,238,091
Municipal Bond	—	2,859,016	—	2,859,016
U.S. Treasury Obligations	—	150,165,444	—	150,165,444
Investment Company	5,940,796	—	—	5,940,796
Money Market Funds	19,389,798	—	—	19,389,798
Repurchase Agreements	—	17,038,337	—	17,038,337

Total	$25,330,594	$635,184,862	$—	$660,515,456

**	Represents less than 0.05%.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2021, these liquid restricted securities amounted to $8,932,319, representing 1.43% of total net assets.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

‡	Delayed delivery security.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced Security

USD	United States Dollar

UST	United States Treasury

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	16.4%
General	14.3%
Medical	11.1%
Housing	9.7%
Higher Education	7.8%
Water	7.6%
Transportation	6.8%
Airport	6.0%
School District	5.0%
Development	3.2%
Power	2.8%
Education	2.8%
Tobacco Settlement	1.9%
Utilities	1.7%
Student Loan	1.1%
Facilities	0.3%
Cash Equivalents(1)	2.0%
Other Assets and Liabilities - Net(2)	(0.5)%

TOTAL	100.0%

Credit Quality Diversification(3)	Percentage of Total Net Assets
AAA / Aaa	17.7%
AA / Aa	28.1%
A / A	35.7%
BBB / Baa	12.3%
Not Rated	6.7%
Other Assets and Liabilities - Net(2)	(0.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.5%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,176,287

TOTAL ALABAMA		$1,176,287

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	2,080,330

TOTAL ALASKA		$2,080,330

Description	Par Value	Value

ARIZONA – 2.3%

DEVELOPMENT – 0.1%

Industrial Development Authority of the City of Phoenix, AZ, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	$150,000	$166,956

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,199,532
5.00%, 11/01/30	1,000,000	1,234,819
5.00%, 11/01/32	865,000	1,061,722

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,474,405

TOTAL EDUCATION		$4,970,478

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A) 5.00%, 09/01/34	$1,000,000	$1,301,011
5.00%, 09/01/35	725,000	941,655
5.00%, 09/01/36	500,000	647,594

TOTAL MEDICAL		$2,890,260

TOTAL ARIZONA		$8,027,694

ARKANSAS – 1.4%

SCHOOL DISTRICT – 0.5%

Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, (State Aid Withholding), AD Valorem Property Tax, 2.00%, 06/01/24	1,720,000	1,788,303

WATER – 0.9%

Fort Smith, Water & Sewer, AR, Advance Refunding Revenue Bonds, (BAM), 5.00%, 10/01/28	2,815,000	3,366,933

TOTAL ARKANSAS		$5,155,236

CALIFORNIA – 2.2%

AIRPORT – 0.3%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	979,258

EDUCATION – 0.0%**

Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	10,000	10,825

GENERAL – 0.4%

Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,142,942

San Bernardino County, CA, Certificates of Participation, (Capital Facility Project), (Series B), Prerefunded/ETM, 6.88%, 08/01/24	320,000	356,089

TOTAL GENERAL		$1,499,031

GENERAL OBLIGATIONS – 1.3%

State of California, CA, GO Unlimited, Current Refunding, 5.00%, 04/01/32	2,250,000	3,043,769

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,370,592

TOTAL GENERAL OBLIGATIONS		$4,414,361

HIGHER EDUCATION – 0.0%**

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 04/01/24	5,000	5,331

POWER – 0.2%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 07/01/22	60,000	62,307

Description	Par Value	Value

Redding, CA, Electric System Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 07/01/22	$270,000	$280,502

Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K-BHAC-CR), (BHAC-CR AMBAC), 5.25%, 07/01/24	460,000	498,593

TOTAL POWER		$841,402

TOTAL CALIFORNIA		$7,750,208

COLORADO – 3.4%

AIRPORT – 0.9%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,069,847

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,680,687

HOUSING – 0.5%

Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 05/01/50	1,740,000	1,893,624

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 05/15/26	100,000	119,221

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49Δ	2,000,000	2,340,868

TOTAL MEDICAL		$2,460,089

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	2,138,053

TOTAL COLORADO		$12,242,300

CONNECTICUT – 4.4%

GENERAL OBLIGATIONS – 1.1%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	3,187,035

State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 09/15/27	500,000	618,666

TOTAL GENERAL OBLIGATIONS		$3,805,701

HIGHER EDUCATION – 1.3%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,648,631

University of Connecticut, CT, Revenue Bonds, (Series A) 5.00%, 03/15/31	1,480,000	1,733,317
5.00%, 01/15/33	1,000,000	1,193,186

TOTAL HIGHER EDUCATION		$4,575,134

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 1.2%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	$2,635,000	$2,932,714

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,245,000	1,334,697

TOTAL HOUSING		$4,267,411

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1) 4.00%, 07/01/28	685,000	806,888
4.00%, 07/01/29	500,000	596,115
4.00%, 07/01/30	600,000	722,741

TOTAL MEDICAL		$2,125,744

TRANSPORTATION – 0.2%

Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, (Series A), 5.00%, 05/01/25	625,000	723,053

TOTAL CONNECTICUT		$15,497,043

DISTRICT OF COLUMBIA – 1.4%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A) 5.00%, 10/01/30	610,000	791,639
5.00%, 10/01/31	875,000	1,129,907
5.00%, 10/01/32	500,000	642,901

TOTAL GENERAL		$2,564,447

GENERAL OBLIGATIONS – 0.7%

District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,529,353

TOTAL DISTRICT OF COLUMBIA		$5,093,800

FLORIDA – 4.6%

GENERAL – 0.0%**

Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), Prerefunded/ETM, 5.25%, 10/01/30	65,000	85,436

GENERAL OBLIGATIONS – 0.7%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,367,208

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 04/01/28	750,000	923,670
5.00%, 04/01/30	750,000	917,046
5.00%, 04/01/31	750,000	915,581
5.00%, 04/01/33	750,000	911,583

Description	Par Value	Value

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	$1,600,000	$1,897,173

TOTAL HIGHER EDUCATION		$5,565,053

HOUSING – 1.5%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/27	465,000	501,364

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series C), Prerefunded/ETM, 5.38%, 12/01/52	420,000	462,640

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A) 5.00%, 02/01/25	500,000	568,192
5.00%, 02/01/26	500,000	585,091

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 03/01/50	2,915,000	3,185,316

TOTAL HOUSING		$5,302,603

WATER – 0.9%

Miami-Dade County, FL, Water & Sewer System, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,086,771

Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), Prerefunded/ETM, 4.50%, 10/01/22	75,000	77,908

TOTAL WATER		$3,164,679

TOTAL FLORIDA		$16,484,979

GEORGIA – 0.5%

GENERAL – 0.1%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	249,000	275,582

HOUSING – 0.4%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,515,021

TOTAL GEORGIA		$1,790,603

HAWAII – 0.4%

GENERAL OBLIGATIONS – 0.4%

State of Hawaii, HI, GO Unlimited, (Series FT), 5.00%, 01/01/26	1,075,000	1,270,436

TOTAL HAWAII		$1,270,436

ILLINOIS – 11.1%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,461,961

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL – 3.8%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	$7,620,000	$8,964,653

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,899,362

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,337,493

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 12/01/29	240,000	250,066

TOTAL GENERAL		$13,451,574

GENERAL OBLIGATIONS – 5.0%

Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D) 5.00%, 01/01/26	1,250,000	1,365,364
5.00%, 01/01/27	3,455,000	3,766,935

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/25	3,000,000	3,390,014

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,491,844

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,736,756

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A), 5.00%, 10/01/33	1,000,000	1,194,735

TOTAL GENERAL OBLIGATIONS		$17,945,648

HOUSING – 1.0%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.05%, 05/15/50Δ	925,000	944,924

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 04/01/50	2,570,000	2,821,327

TOTAL HOUSING		$3,766,251

MEDICAL – 0.1%

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Evangelical Hospital), (Series A), Prerefunded/ETM, 6.25%, 04/15/22	175,000	179,822

Illinois Health Facilities Authority, IL, Revenue Bonds, (Ancilla Systems Inc.), (Series B), (NATL), Prerefunded/ETM, 5.25%, 07/01/22	45,000	46,494

Illinois Health Facilities Authority, IL, Revenue Bonds, (Evangelical Hospital), (Series C), Prerefunded/ETM, 6.25%, 04/15/22	5,000	5,134

TOTAL MEDICAL		$231,450

Description	Par Value	Value

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	$1,450,000	$1,796,359

TOTAL ILLINOIS		$39,653,243

INDIANA – 2.4%

DEVELOPMENT – 2.2%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	7,728,323

HOUSING – 0.2%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	895,000	926,122

TOTAL INDIANA		$8,654,445

KENTUCKY – 1.3%

GENERAL – 1.3%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50Δ	2,000,000	2,324,172

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,300,973

TOTAL KENTUCKY		$4,625,145

MARYLAND – 1.4%

AIRPORT – 0.9%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B) 5.00%, 08/01/28	730,000	903,832
5.00%, 08/01/29	500,000	627,488
5.00%, 08/01/30	515,000	655,272
5.00%, 08/01/31	650,000	841,384

TOTAL AIRPORT		$3,027,976

GENERAL OBLIGATIONS – 0.3%

State of Maryland, MD, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series B Second Series), 5.00%, 08/01/27	1,000,000	1,235,665

MEDICAL – 0.0%**

Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Helix Health Issue), (AMBAC), Prerefunded/ETM, 5.00%, 07/01/27	130,000	148,854

TRANSPORTATION – 0.2%

Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	587,950

TOTAL MARYLAND		$5,000,445

MASSACHUSETTS – 4.1%

GENERAL OBLIGATIONS – 1.0%

Commonwealth of Massachusetts, MA, GO Limited, (Series B), 5.00%, 01/01/31	3,000,000	3,708,137

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 0.8%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L) 5.00%, 10/01/30	$1,180,000	$1,441,588
5.00%, 10/01/31	1,000,000	1,216,089

TOTAL HIGHER EDUCATION		$2,657,677

MEDICAL – 1.2%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,172,119

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	3,008,553

TOTAL MEDICAL		$4,180,672

STUDENT LOAN – 0.7%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	2,200,000	2,533,067

WATER – 0.4%

Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 08/01/33	1,000,000	1,424,111

TOTAL MASSACHUSETTS		$14,503,664

MICHIGAN – 4.5%

GENERAL – 1.7%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	5,897,997

MEDICAL – 1.2%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Health), Prerefunded/ETM, 5.00%, 05/15/30	10,000	11,927

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Unrefunded - Bronson Health), Prerefunded/ETM, 5.00%, 05/15/30	2,045,000	2,423,345

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), (Series A), 5.00%, 08/01/31	1,655,000	1,853,281

TOTAL MEDICAL		$4,288,553

SCHOOL DISTRICT – 1.1%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax 4.00%, 05/01/33	1,330,000	1,536,886
4.00%, 05/01/34	1,000,000	1,153,343

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,216,401

TOTAL SCHOOL DISTRICT		$3,906,630

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC), 5.50%, 07/01/29	150,000	181,732

Description	Par Value	Value

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	$1,450,000	$1,664,418

TOTAL WATER		$1,846,150

TOTAL MICHIGAN		$15,939,330

MINNESOTA – 0.8%

HOUSING – 0.8%

Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,664,769	2,821,594

TOTAL MINNESOTA		$2,821,594

NEBRASKA – 0.7%

HOUSING – 0.7%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	2,400,000	2,571,359

TOTAL NEBRASKA		$2,571,359

NEW JERSEY – 5.3%

EDUCATION – 0.4%

New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,310,006

GENERAL – 3.1%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,160,056

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,422,797

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	251,193

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,892,962

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System) 5.00%, 12/15/28	2,135,000	2,669,380
5.00%, 12/15/34	3,000,000	3,663,109

TOTAL GENERAL		$11,059,497

HIGHER EDUCATION – 1.3%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,290,711

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,176,528

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,184,971

TOTAL HIGHER EDUCATION		$4,652,210

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	$400,000	$435,687

New Jersey Housing & Mortgage Finance Agency, NJ, Multi Family Revenue Bonds, (Series A), Prerefunded/ETM, 6.00%, 11/01/23	20,000	20,000

TOTAL HOUSING		$455,687

MEDICAL – 0.1%

New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), Prerefunded/ETM, 3.75%, 07/01/27	140,000	155,068

New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Saint Clare’s Hospital, Inc.), (Series A), (AGC), Prerefunded/ETM, 4.75%, 07/01/25	195,000	219,165

TOTAL MEDICAL		$374,233

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM) 5.00%, 07/15/28	250,000	311,791
5.00%, 07/15/29	250,000	317,882
5.00%, 07/15/30	250,000	323,739

TOTAL SCHOOL DISTRICT		$953,412

TOTAL NEW JERSEY		$18,805,045

NEW YORK – 8.4%

GENERAL – 1.0%

New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, Ad Valorem Property Tax (Series S), (State Aid Withholding), 5.00%, 07/15/33	3,000,000	3,643,946

GENERAL OBLIGATIONS – 0.8%

New York City, NY, GO Unlimited, (Series A), 4.00%, 08/01/37	1,500,000	1,780,523

New York City, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A-1), 5.00%, 08/01/24	1,000,000	1,125,365

TOTAL GENERAL OBLIGATIONS		$2,905,888

HIGHER EDUCATION – 0.7%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,286,778

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,219,117

TOTAL HIGHER EDUCATION		$2,505,895

HOUSING – 1.3%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,002,844

Description	Par Value	Value

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 05/01/59Δ	$2,500,000	$2,505,515

TOTAL HOUSING		$4,508,359

MEDICAL – 0.5%

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	1,535,000	1,630,307

TRANSPORTATION – 3.0%

Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series F), 5.00%, 11/15/22	1,865,000	1,955,450

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,403,177

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series) 4.00%, 03/15/30	1,000,000	1,172,036
5.00%, 09/15/31	2,500,000	3,054,340

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	945,000	1,116,702

TOTAL TRANSPORTATION		$10,701,705

WATER – 1.1%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	3,000,000	4,009,855

TOTAL NEW YORK		$29,905,955

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	5,382,538

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,559,851

TOTAL NORTH CAROLINA		$6,942,389

OHIO – 5.3%

HIGHER EDUCATION – 0.3%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,259,652

HOUSING – 1.1%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 03/01/50	3,540,000	3,926,399

MEDICAL – 1.5%

Mahoning County, OH, Hospital Improvement Revenue Bonds, (Western Reserve Care System Project), (NATL), Prerefunded/ETM, 5.50%, 10/15/25	55,000	61,663

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,768,045

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	10,925

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,446,077

TOTAL MEDICAL		$5,286,710

POWER – 1.1%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,769,351

TRANSPORTATION – 0.6%

Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,985,000	2,119,104

WATER – 0.7%

Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Lease Revenue Bonds, (Series A), 5.00%, 12/01/31	2,000,000	2,601,992

TOTAL OHIO		$18,963,208

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,309,150

TOTAL OREGON		$1,309,150

PENNSYLVANIA – 6.6%

AIRPORT – 1.0%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A), 5.00%, 01/01/28	1,500,000	1,830,167

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,807,011

TOTAL AIRPORT		$3,637,178

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38Δ	3,000,000	3,077,091

FACILITIES – 0.3%

Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 0.58%, 09/01/48Δ	1,000,000	999,311

GENERAL OBLIGATIONS – 0.2%

Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 01/01/27	660,000	803,550

Description	Par Value	Value

HIGHER EDUCATION – 0.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	$1,000,000	$1,212,943

MEDICAL – 0.4%

Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 07/01/28	1,260,000	1,448,964

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,210,412

TRANSPORTATION – 0.7%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,440,543

UTILITIES – 0.4%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,301,619

WATER – 2.1%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,920,189

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	467,276

TOTAL WATER		$7,387,465

TOTAL PENNSYLVANIA		$23,519,076

PUERTO RICO – 0.2%

GENERAL – 0.2%

Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, (Commonwealth), (Series E), (AGC-ICC), Prerefunded/ETM, 6.00%, 08/01/26	510,000	633,200

Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, Prerefunded/ETM, (AGC-ICC AGM-CR), 6.00%, 08/01/26	45,000	55,870

TOTAL PUERTO RICO		$689,070

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,308,932

TOTAL RHODE ISLAND		$1,308,932

SOUTH CAROLINA – 1.9%

HOUSING – 0.3%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	985,000	1,042,465

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TOBACCO SETTLEMENT – 1.6%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	$4,255,000	$5,835,713

TOTAL SOUTH CAROLINA		$6,878,178

SOUTH DAKOTA – 0.6%

HOUSING – 0.6%

South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	1,830,000	2,000,007

TOTAL SOUTH DAKOTA		$2,000,007

TENNESSEE – 0.5%

MEDICAL – 0.5%

Chattanooga Health Educational & Housing Facility Board, TN, Revenue Bonds, CommonSpirit Health ,(Series A), 4.00%, 08/01/36	1,500,000	1,730,096

TOTAL TENNESSEE		$1,730,096

TEXAS – 11.3%

AIRPORT – 0.3%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,176,457

EDUCATION – 1.0%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools) 5.00%, 08/15/27	1,000,000	1,229,184
5.00%, 08/15/29	1,000,000	1,253,145
5.00%, 08/15/31	835,000	967,260

TOTAL EDUCATION		$3,449,589

GENERAL – 0.6%

Dallas TX Hotel Occupancy Tax Revenue, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax 4.00%, 08/15/31	1,000,000	1,122,427
4.00%, 08/15/32	1,000,000	1,120,491

TOTAL GENERAL		$2,242,918

GENERAL OBLIGATIONS – 4.5%

Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A) 5.00%, 08/15/27	1,000,000	1,235,537
5.00%, 08/15/33	2,000,000	2,567,118

El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 08/15/33	2,300,000	2,621,809

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax 4.00%, 04/01/22	100,000	101,447
4.00%, 04/01/23	100,000	104,777
4.00%, 04/01/24	100,000	107,599
4.00%, 04/01/25	100,000	109,944
4.00%, 04/01/26	100,000	111,688
4.00%, 04/01/27	100,000	112,933
4.00%, 04/01/28	100,000	113,830

Description	Par Value	Value

4.00%, 04/01/29	$100,000	$114,452
4.00%, 04/01/30	100,000	114,652
4.00%, 04/01/31	350,000	399,299
4.00%, 04/01/32	100,000	113,542
4.00%, 04/01/33	100,000	113,362
4.00%, 04/01/34	100,000	113,265
4.00%, 04/01/35	100,000	112,934
4.00%, 04/01/36	380,000	427,792

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,627,907

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,756,238

TOTAL GENERAL OBLIGATIONS		$16,080,125

MEDICAL – 0.6%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,808,102

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC-TCRS), Prerefunded/ETM, 6.00%, 09/01/24	70,000	77,219

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC-TCRS), Prerefunded/ETM, 6.00%, 09/01/24	65,000	71,704

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), Prerefunded/ETM, 6.00%, 09/01/24	50,000	55,157

TOTAL MEDICAL		$2,012,182

SCHOOL DISTRICT – 1.8%

Beaumont Independent School District, TX, GO Unlimited, Current Refunding, AD Valorem Property Tax, 4.00%, 02/15/31	1,000,000	1,137,840

Judson Independent School District, TX, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 4.00%, 02/01/33	1,525,000	1,723,856

Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 08/15/34	3,000,000	3,567,460

TOTAL SCHOOL DISTRICT		$6,429,156

TRANSPORTATION – 1.2%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,781,319

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,113,067

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,370,455

TOTAL TRANSPORTATION		$4,264,841

UTILITIES – 1.3%

Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	4,315,000	4,675,402

TOTAL TEXAS		$40,330,670

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

UTAH – 4.2%

AIRPORT – 1.9%

Salt Lake City, UT, Revenue Bonds, (Series A) 5.00%, 07/01/32	$3,000,000	$3,651,772
5.00%, 07/01/33	2,500,000	3,041,473

TOTAL AIRPORT		$6,693,245

MEDICAL – 2.3%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	2,500,000	2,854,529
5.13%, 02/15/33	4,765,000	5,399,912

TOTAL MEDICAL		$8,254,441

TOTAL UTAH		$14,947,686

WASHINGTON – 3.7%

GENERAL – 1.4%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	4,380,000	4,851,551

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	2,124,867

SCHOOL DISTRICT – 1.3%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,616,024

Description	Par Value	Value

King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	$1,000,000	$1,077,057

TOTAL SCHOOL DISTRICT		$4,693,081

WATER – 0.4%

King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	1,100,000	1,334,590

TOTAL WASHINGTON		$13,004,089

TOTAL MUNICIPAL BONDS
(Cost $340,750,622)		$350,671,692

	Number of Shares

MONEY MARKET FUND – 2.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	7,274,264	7,274,264

TOTAL MONEY MARKET FUND
(Cost $7,274,264)		$7,274,264

TOTAL INVESTMENTS – 100.5%
(Cost $348,024,886)		$357,945,956
OTHER ASSETS LESS LIABILITIES – (0.5)%		(1,769,331)

TOTAL NET ASSETS – 100.0%		$356,176,625

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$350,671,692	$—	$350,671,692
Money Market Fund	7,274,264	—	—	7,274,264

Total	$7,274,264	$350,671,692	$—	$357,945,956

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

IBC	International Bancshares Corporation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Higher Education	20.8%
Housing	15.7%
Dedicated Tax	13.2%
General Obligations	9.7%
Medical	7.6%
Transportation	6.5%
Power	4.9%
Education	4.4%
Airport	3.7%
Water	3.1%
General	3.0%
Lease	2.7%
Development	2.4%
Facilities	0.1%
Cash Equivalents(1)	1.2%
Other Assets and Liabilities - Net(2)	1.0%

TOTAL	100.0%

Percentage of
Credit Quality Diversification(3)	Total Net Assets
AAA / Aaa	0.2%
AA / Aa	45.7%
A / A	35.0%
BBB / Baa	16.9%
Not Rated	1.2%
Other Assets and Liabilities – Net(2)	1.0%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.8%

NEW YORK – 97.8%

AIRPORT – 3.7%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,227,942

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 09/15/23	1,000,000	1,085,280

TOTAL AIRPORT		$2,313,222

DEDICATED TAX – 13.2%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,404,033

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,533,161

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	$500,000	$588,227

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,138,465

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,391,903

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,181,392

TOTAL DEDICATED TAX		$8,237,181

DEVELOPMENT – 2.4%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,523,845

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

23	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

EDUCATION – 4.4%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	$1,200,000	$1,472,330

New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,260,369

TOTAL EDUCATION		$2,732,699

FACILITIES – 0.1%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	80,000	84,366

GENERAL – 3.0%

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,904,828

GENERAL OBLIGATIONS – 9.7%

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	662,308

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,187,600

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	497,035

New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,291,795

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM) 5.00%, 05/01/26	1,000,000	1,184,692
5.00%, 05/01/30	1,000,000	1,277,584

TOTAL GENERAL OBLIGATIONS		$6,101,014

HIGHER EDUCATION – 20.8%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)
4.00%, 07/01/23	725,000	764,253
4.00%, 07/01/25	865,000	947,681
4.00%, 07/01/26	800,000	889,674
5.00%, 07/01/29	1,195,000	1,399,235

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,234,794

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	953,658

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,284,297

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	958,411

Description	Par Value	Value

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 05/15/27	$1,740,000	$1,784,801

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,395,000	2,794,034

TOTAL HIGHER EDUCATION		$13,010,838

HOUSING – 15.7%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	1,000,000	1,210,161

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	2,000,000	2,146,853

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)
2.45%, 05/01/31	500,000	515,041
3.10%, 11/01/34	890,000	941,439

New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds, (Series P), 1.60%, 11/01/24	1,000,000	1,001,337

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,745,000	1,883,843

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	1,035,000	1,102,481

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	945,000	1,022,837

TOTAL HOUSING		$9,823,992

LEASE – 2.7%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,694,459

MEDICAL – 7.6%

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,233,985

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,256,715

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,291,458

TOTAL MEDICAL		$4,782,158

POWER – 4.9%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/33	700,000	911,409
5.00%, 09/01/34	750,000	973,076

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	24

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	$1,000,000	$1,171,112

TOTAL POWER		$3,055,597

TRANSPORTATION – 6.5%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 09/01/22	1,000,000	1,038,962

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,130,647

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)
5.00%, 01/01/29	105,000	119,253
5.00%, 01/01/30	700,000	794,075

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, Highway Revenue Tools, (Series A), 5.00%, 11/15/26	650,000	775,055

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	209,665

TOTAL TRANSPORTATION		$4,067,657

WATER – 3.1%

Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)

Description	Par Value	Value

5.00%, 06/15/30	$150,000	$187,228
5.00%, 06/15/31	165,000	205,006
5.00%, 06/15/32	150,000	185,912
5.00%, 06/15/33	150,000	185,698
4.00%, 06/15/34	155,000	180,519

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	1,002,464

TOTAL WATER		$1,946,827

TOTAL NEW YORK		$61,278,683

TOTAL MUNICIPAL BONDS (Cost $59,337,422)		$61,278,683

	Number of Shares

MONEY MARKET FUND – 1.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	739,816	739,816

TOTAL MONEY MARKET FUND (Cost $739,816)		$739,816

TOTAL INVESTMENTS – 99.0% (Cost $60,077,238)		$62,018,499
OTHER ASSETS LESS LIABILITIES – 1.0%		654,371

TOTAL NET ASSETS – 100.0%		$62,672,870

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$61,278,683	$—	$61,278,683
Money Market Fund	739,816	—	—	739,816

Total	$739,816	$61,278,683	$—	$62,018,499

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

25	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$634,668,767		$348,024,886		$60,077,238

Investments in securities, at value	$660,515,456	(a)	$357,945,956		$62,018,499
Cash	137,832		—		—
Income receivable	3,530,003		4,298,192		759,053
Foreign tax reclaim receivable	14,461		—		—
Receivable for shares sold	364,133		482,829		5,628
Receivable for investments sold	3,975,750		100,250		—
Prepaid assets	58,435		25,811		12,516

TOTAL ASSETS	668,596,070		362,853,038		62,795,696

LIABILITIES:
Collateral for securities on loan	30,276,337		—		—
Payable for investments purchased	9,484,667		6,006,660		—
Income distribution payable	537,378		362,262		23,032
Payable for shares redeemed	3,978,067		44,421		2,389
Payable for Trustees’ fees	8,722		8,722		8,722
Payable for administration fees	16,289		9,096		1,636
Payable for distribution services fees	682		4,977		2,328
Payable for shareholder services fees	387		—		—
Payable for investment advisory fees	168,749		104,720		7,634
Other accrued expenses	220,367		135,555		77,085

TOTAL LIABILITIES	44,691,645		6,676,413		122,826

NET ASSETS	$623,904,425		$356,176,625		$62,672,870

NET ASSETS CONSIST OF:

Paid-in capital	$599,380,298		$345,308,508		$60,532,328
Distributable earnings (loss)	24,524,127		10,868,117		2,140,542

TOTAL NET ASSETS	$623,904,425		$356,176,625		$62,672,870

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,141,333		$22,429,921		$6,526,690

Shares outstanding (unlimited shares authorized)	306,160		1,689,718		616,257

Net Asset Value per share	$10.26		$13.27		$10.59

Offering Price per share*	$10.74	**	$13.90	**	$11.09	**

Class I
Net Assets	$620,763,092		$333,746,704		$56,146,180

Shares outstanding (unlimited shares authorized)	61,537,828		25,132,021		5,298,018

Net Asset Value and Offering Price per share	$10.09		$13.28		$10.60

(a)	Including $29,428,004 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	26

Six Months Ended October 31, 2021 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$119,379	$649	$228
Interest	6,574,478	3,876,461	666,701
Securities lending income, net	53,811	—	—

TOTAL INVESTMENT INCOME	6,747,668	3,877,110	666,929

EXPENSES:
Investment advisory fees	1,414,852	810,080	149,025
Administration fees	94,454	54,082	9,949
Portfolio accounting and administration fees	72,716	52,570	18,218
Custodian fees	6,023	2,656	495
Transfer and dividend disbursing agent fees and expenses	46,551	12,625	5,466
Trustees’ fees	26,985	26,986	26,986
Professional fees	52,833	48,919	46,923
Distribution services fee—Class A	3,255	29,071	8,465
Shareholder services fee—Class A	3,255	29,071	8,465
Share registration costs	19,332	19,583	6,428
Printing and postage	9,318	8,147	2,638
Miscellaneous	31,069	23,374	15,068

TOTAL EXPENSES	1,780,643	1,117,164	298,126

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(422,164)	(176,936)	(92,432)
Waiver of shareholder services fee—Class A	(2,149)	(29,071)	(8,465)

TOTAL WAIVERS AND REIMBURSEMENTS	(424,313)	(206,007)	(100,897)

Net expenses	1,356,330	911,157	197,229

Net investment income	5,391,338	2,965,953	469,700

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	842,428	768,483	91,758
Net change in unrealized appreciation (depreciation) on investments	61,363	(4,433,485)	(687,967)

Net realized and unrealized gain (loss)	903,791	(3,665,002)	(596,209)

Change in net assets resulting from operations	$6,295,129	$(699,049)	$(126,509)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

27	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS:
Net investment income	$5,391,338	$10,566,259	$2,965,953	$6,391,089
Net realized gain (loss)	842,428	1,034,695	768,483	645,351
Net change in unrealized appreciation (depreciation)	61,363	(8,079,861)	(4,433,485)	17,819,225

Change in net assets resulting from operations	6,295,129	3,521,093	(699,049)	24,855,665

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,515)	(57,237)	(164,324)	(375,628)
Class I	(6,188,184)	(13,005,551)	(2,801,628)	(6,015,381)

Total distributions to shareholders	(6,209,699)	(13,062,788)	(2,965,952)	(6,391,009)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	6,849	10,983	126,057	96,944
Class I	38,544,801	161,501,172	27,261,377	91,294,870
Net assets from reorganization (Note 6)
Class A	1,020,482	—	—	—
Class I	25,685,831	—	—	—
Distributions reinvested
Class A	17,957	43,241	120,566	258,476
Class I	3,046,880	6,841,724	585,432	1,159,039
Cost of shares redeemed
Class A	(128,257)	(1,023,382)	(1,299,555)	(1,984,181)
Class I	(70,165,455)	(71,108,914)	(29,620,037)	(87,290,779)

Change in net assets resulting from share transactions	(1,970,912)	96,264,824	(2,826,160)	3,534,369

Change in net assets	(1,885,482)	86,723,129	(6,491,161)	21,999,025
NET ASSETS:
Beginning of period	625,789,907	539,066,778	362,667,786	340,668,761

End of period	$623,904,425	$625,789,907	$356,176,625	$362,667,786

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	663	1,045	9,385	7,247
Class I	3,800,391	15,668,630	2,032,375	6,855,359
Shares issued from reorganization (Note 6)
Class A	98,320	—	—	—
Class I	2,517,137	—	—	—
Distributions reinvested
Class A	1,742	4,124	9,000	19,390
Class I	300,314	664,400	43,671	86,913
Shares redeemed
Class A	(12,417)	(99,320)	(96,909)	(148,576)
Class I	(6,932,947)	(6,930,181)	(2,205,561)	(6,552,931)

Net change resulting from share transactions	(226,797)	9,308,698	(208,039)	267,402

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	28

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS:
Net investment income	$469,700	$987,740
Net realized gain (loss)	91,758	107,719
Net change in unrealized appreciation (depreciation)	(687,967)	3,024,023

Change in net assets resulting from operations	(126,509)	4,119,482

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(40,427)	(106,060)
Class I	(429,271)	(1,004,854)

Total distributions to shareholders	(469,698)	(1,110,914)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	6,545	15,098
Class I	3,448,854	15,938,527
Distributions reinvested
Class A	28,881	72,107
Class I	289,058	677,063
Cost of shares redeemed
Class A	(236,468)	(894,498)
Class I	(6,944,046)	(14,370,924)

Change in net assets resulting from share transactions	(3,407,176)	1,437,373

Change in net assets	(4,003,383)	4,445,941
NET ASSETS:
Beginning of period	66,676,253	62,230,312

End of period	$62,672,870	$66,676,253

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	612	1,425
Class I	321,889	1,500,629
Distributions reinvested
Class A	2,703	6,798
Class I	27,022	63,777
Shares redeemed
Class A	(22,103)	(84,348)
Class I	(648,866)	(1,354,690)

Net change resulting from share transactions	(318,743)	133,591

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

29	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$10.25		$10.39	$ 9.71	$ 9.51	$ 9.78	$ 9.94
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.15	0.21	0.21	0.18	0.16
Net Realized and Unrealized Gain (Loss)	0.03		(0.10)	0.69	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.10		0.05	0.90	0.42	(0.08)	0.02

Less Distributions From:
Net Investment Income	(0.09)		(0.18)	(0.22)	(0.22)	(0.19)	(0.18)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.09)		(0.19)	(0.22)	(0.22)	(0.19)	(0.18)

Net Asset Value, End of Period	$10.26		$10.25	$10.39	$ 9.71	$ 9.51	$ 9.78

Total Return(b)	0.93%		0.51%	9.35%	4.45%	(0.81)%	0.22%
Net Assets, End of Period (000’s)	$3,141		$2,234	$3,242	$3,501	$4,074	$4,503
Ratios to Average Net Assets
Gross Expense(c)	1.07	%(d)	1.06%	1.07%	1.08%	1.09%	1.09%
Net Expense(c),(e)	0.76	%(d)	0.81%	0.83%	0.83%	0.87%	0.89%
Net Investment Income	1.39	%(d)	1.46%	2.06%	2.18%	1.82%	1.62%
Portfolio Turnover Rate	11%		34%	46%	36%	34%	32%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 10.08		$ 10.22	$ 9.55	$ 9.35	$ 9.62	$ 9.78
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.18	0.24	0.24	0.21	0.19
Net Realized and Unrealized Gain (Loss)	0.02		(0.09)	0.68	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.11		0.09	0.92	0.45	(0.05)	0.05

Less Distributions From:
Net Investment Income	(0.10)		(0.22)	(0.25)	(0.25)	(0.22)	(0.21)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.10)		(0.23)	(0.25)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Period	$ 10.09		$ 10.08	$ 10.22	$ 9.55	$ 9.35	$ 9.62

Total Return(b)	1.10%		0.83%	9.74%	4.84%	(0.52)%	0.54%
Net Assets, End of Period (000’s)	$620,763		$623,556	$535,825	$544,092	$506,940	$503,184
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.75%	0.82%	0.83%	0.84%	0.84%
Net Expense(c),(e)	0.43	%(d)	0.47%	0.49%	0.49%	0.53%	0.55%
Net Investment Income	1.72	%(d)	1.79%	2.40%	2.52%	2.18%	1.96%
Portfolio Turnover Rate	11%		34%	46%	36%	34%	32%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	30

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 13.41		$ 12.72	$ 13.22	$ 12.78	$ 13.14	$ 13.54
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.20	0.25	0.26	0.22	0.22
Net Realized and Unrealized Gain (Loss)	(0.14)		0.70	(0.28)	0.44	(0.26)	(0.31)

Total Income (Loss) From Operations	(0.04)		0.90	(0.03)	0.70	(0.04)	(0.09)

Less Distributions From:
Net Investment Income	(0.10)		(0.21)	(0.25)	(0.26)	(0.22)	(0.22)
Net Realized Gains	—		—	(0.22)	—	(0.10)	(0.09)

Total Distributions	(0.10)		(0.21)	(0.47)	(0.26)	(0.32)	(0.31)

Net Asset Value, End of Period	$ 13.27		$ 13.41	$ 12.72	$ 13.22	$ 12.78	$ 13.14

Total Return(b)	(0.34)%		7.05%	(0.36)%	5.52%	(0.29)%	(0.65)%
Net Assets, End of Period (000’s)	$22,430		$23,716	$24,052	$29,050	$29,109	$31,951
Ratios to Average Net Assets
Gross Expense(c)	1.09	%(d)	1.10%	1.09%	1.10%	1.10%	1.09%
Net Expense(c),(e)	0.74	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	1.41	%(d)	1.53%	1.90%	1.99%	1.70%	1.62%
Portfolio Turnover Rate	11%		24%	81%	83%	79%	40%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 13.42		$ 12.73	$ 13.23	$ 12.79	$ 13.15	$ 13.55
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.24	0.29	0.29	0.26	0.25
Net Realized and Unrealized Gain (Loss)	(0.14)		0.69	(0.28)	0.44	(0.26)	(0.31)

Total Income (Loss) From Operations	(0.03)		0.93	0.01	0.73	0.00 (f)	(0.06)

Less Distributions From:
Net Investment Income	(0.11)		(0.24)	(0.29)	(0.29)	(0.26)	(0.25)
Net Realized Gains	—		—	(0.22)	—	(0.10)	(0.09)

Total Distributions	(0.11)		(0.24)	(0.51)	(0.29)	(0.36)	(0.34)

Net Asset Value, End of Period	$ 13.28		$ 13.42	$ 12.73	$ 13.23	$ 12.79	$ 13.15

Total Return(b)	(0.21)%		7.32%	(0.10)%	5.78%	(0.03)%	(0.39)%
Net Assets, End of Period (000’s)	$333,747		$338,952	$316,617	$260,800	$259,934	$263,825
Ratios to Average Net Assets
Gross Expense(c)	0.59	%(d)	0.79%	0.84%	0.85%	0.85%	0.84%
Net Expense(c),(e)	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	1.66	%(d)	1.78%	2.14%	2.24%	1.95%	1.87%
Portfolio Turnover Rate	11%		24%	81%	83%	79%	40%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(f)	Represents less than $0.005.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

31	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$10.69		$10.20	$10.43	$10.18	$ 10.56	$ 10.91
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.14	0.15	0.15	0.15	0.16
Net Realized and Unrealized Gain (Loss)	(0.10)		0.51	(0.16)	0.36	(0.22)	(0.25)

Total Income (Loss) From Operations	(0.04)		0.65	(0.01)	0.51	(0.07)	(0.09)

Less Distributions From:
Net Investment Income	(0.06)		(0.14)	(0.15)	(0.15)	(0.15)	(0.16)
Net Realized Gains	—		(0.02)	(0.07)	(0.11)	(0.16)	(0.10)

Total Distributions	(0.06)		(0.16)	(0.22)	(0.26)	(0.31)	(0.26)

Net Asset Value, End of Period	$10.59		$10.69	$10.20	$10.43	$ 10.18	$ 10.56

Total Return(b)	(0.34)%		6.38%	(0.12)%	5.16%	(0.75)%	(0.81)%
Net Assets, End of Period (000’s)	$6,527		$6,789	$7,251	$8,630	$14,863	$17,554
Ratios to Average Net Assets
Gross Expense(c)	1.35	%(d)	1.34%	1.34%	1.33%	1.28%	1.24%
Net Expense(c),(e)	0.82	%(d)	0.82%	0.82%	0.83%	0.84%	0.84%
Net Investment Income	1.19	%(d)	1.31%	1.43%	1.50%	1.43%	1.50%
Portfolio Turnover Rate	6%		14%	60%	45%	64%	32%

CLASS I	Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Period	$ 10.70		$ 10.20	$ 10.43	$ 10.19	$ 10.57	$ 10.92
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.16	0.18	0.18	0.18	0.19
Net Realized and Unrealized Gain (Loss)	(0.10)		0.53	(0.16)	0.35	(0.22)	(0.25)

Total Income (Loss) From Operations	(0.02)		0.69	0.02	0.53	(0.04)	(0.06)

Less Distributions From:
Net Investment Income	(0.08)		(0.17)	(0.18)	(0.18)	(0.18)	(0.19)
Net Realized Gains	—		(0.02)	(0.07)	(0.11)	(0.16)	(0.10)

Total Distributions	(0.08)		(0.19)	(0.25)	(0.29)	(0.34)	(0.29)

Net Asset Value, End of Period	$ 10.60		$ 10.70	$ 10.20	$ 10.43	$ 10.19	$ 10.57

Total Return(b)	(0.21)%		6.74%	0.13%	5.32%	(0.50)%	(0.55)%
Net Assets, End of Period (000’s)	$56,146		$59,887	$54,979	$53,379	$56,626	$67,991
Ratios to Average Net Assets
Gross Expense(c)	0.85	%(d)	1.03%	1.09%	1.09%	1.03%	0.99%
Net Expense(c),(e)	0.57	%(d)	0.57%	0.57%	0.58%	0.59%	0.59%
Net Investment Income	1.44	%(d)	1.55%	1.68%	1.76%	1.68%	1.75%
Portfolio Turnover Rate	6%		14%	60%	45%	64%	32%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	32

Wilmington Funds

October 31, 2021 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified (n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

●	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

33	NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2021, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$5,533,319	$5,533,319	$—	$—
Deutsche Bank Securities, Inc.	5,752,509	5,752,509	—	—
RBC Dominion Securities, Inc.	5,752,509	5,752,509	—	—

	$17,038,337	$17,038,337	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	34

securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2021, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund	$29,428,004	$29,428,004	$—

(1)

Collateral with a value of $30,276,337 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2021.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$634,677,063	$29,245,718	$(3,407,325)	$25,838,393

Municipal Bond Fund	348,028,725	11,095,541	(1,178,310)	9,917,231

New York Municipal Bond Fund	60,077,238	2,096,786	(155,525)	1,941,261

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

35	NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2022 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.82%	0.57%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2021, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	36

For the six months ended October 31, 2021, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees from Class A

Broad Market Bond Fund	$ 657
Municipal Bond Fund	12,270
New York Municipal Bond Fund	1,712

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2021, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges from Class A

Broad Market Bond Fund	$143
New York Municipal Bond Fund	61

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2021, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$1,106

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$18,856,172	$17,947,154
Municipal Bond Fund	38,248,254	38,873,610
New York Municipal Bond Fund	3,956,431	4,622,388

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$48,261,843	$48,469,207

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

37	NOTES TO FINANCIAL STATEMENTS (continued)

6.	REORGANIZATION

At a meeting held on June 3, 2021, the Board of Trustees approved a Plan of Reorganization (the “Reorganization”) providing for: (i) the acquisition by the Wilmington Broad Market Bond Fund (the “Acquiring Fund”) of substantially all of the Assets of the Wilmington Intermediate-Term Bond Fund (the “Acquired Fund”), a series of the Trust, in exchange solely for Class A and Class I shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of the Acquiring Fund Shares to shareholders of the Acquired Fund holding the corresponding class of shares of the Acquired Fund; and (iv) the liquidation and dissolution of the Acquired Fund. The purpose of the transaction was to combine two funds managed by the Investment Advisor with comparable investment objectives and strategies.

The Reorganization was consummated through a tax-free exchange of shares as of the close of business on August 20, 2021. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at net asset value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost, market value and unrealized appreciation of the investments of the Acquired Fund as of the close of business on August 20, 2021 were $25,615,221, $26,646,484 and $1,031,263, respectively.

The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Conversion Ratio

Class A	$1,020,482	105,144	98,320	0.93509

Class I	25,685,831	2,645,223	2,517,137	0.95158

The net assets of the Acquiring Fund before the Reorganization were $613,179,107. The net assets of the Acquiring Fund immediately following the Reorganization were $639,885,420.

Assuming the Reorganization had been completed on May 1, 2021, the Acquiring Fund’s pro forma results of operations for the six months ended October 31, 2021, would have been as follows:

Net investment income (loss)	$5,566,480
Net realized gain (loss) on investments	1,369,142
Net change in unrealized appreciation (depreciation)	(364,886)

Net increase (decrease) in net assets resulting from operations	$6,570,736

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on August 20, 2021.

7.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)	38

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the one month London Interbank Offered Rate (“LIBOR”). The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2022.

The Funds did not utilize the LOC during the six months ended October 31, 2021.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

39

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2021 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2021, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and

●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	40

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratios were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2021. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the fact that the securities held by the Fund tended to have a longer duration than those held by the peer group, and also that the Fund has maintained an overweight position in higher yielding corporate securities versus the benchmark.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2021. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the Fund’s reduction of its exposure to lower quality bonds during the sell-off due to the pandemic, and the outperformance of those lower quality bonds in recent quarters. The Board also considered management’s explanation that it is happy with the Fund’s positioning and strong total return with respect to after-tax yield per unit of risk, as the Fund achieved its return with more conservative investment than its peers, and without exposure to the high yield market.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance equal to the peer group average for the three-year period, and below the peer group average for the one- and five-year periods, ended June 30, 2021. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the Fund’s peer group including securities from all states, and that New York municipal securities typically have lower yields due to the strong demand and relative low supply of New York municipal bonds. The Board also considered management’s explanation that some underperformance came from the reduction of the Funds s exposure to lower quality bonds during the sell-off due to the pandemic, and the outperformance of those lower quality bonds in recent quarters.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

41

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

42

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

43

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor
Wilmington Funds Management Corp. 1100 North Market Street 9th Floor
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors, Inc. 1100 North Market Street 9th Floor
Wilmington, DE 19890

Co-Administrator
Wilmington Funds Management Corp. 1100 North Market Street 9th Floor
Wilmington, DE 19890

Custodian
The Bank of New York Mellon 240 Greenwich Street
New York, NY 10286

Distributor
ALPS Distributors, Inc. 1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square 2001 Market Street, Suite 1800
Philadelphia, PA 19103

WT-SAR-FI-1021

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

FUNDS October 31, 2021 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

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i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2021, through October 31, 2021. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The U.S. economy rode a rollercoaster between May and October. The spread of Covid-19 receded globally, and the anticipated economic reopening appeared to finally take hold. Job growth in the U.S. averaged nearly 900,000 net new jobs per month for May-July. The U.S. economy grew at an annualized rate of 6.7% in the second quarter – the second-highest growth rate since the onset of the pandemic.

Economic momentum began to wane in August 2021 as the delta variant of Covid-19 reared its head globally, interrupting the economic reopening. U.S. economic data soured as improvement in the labor market stagnated and consumer spending dropped. The September Citi U.S. Economic Surprise Index (a measure of how actual economic data releases come in compared to consensus expectations) hit the lowest reading since the pandemic. Through October, the U.S. economy was still “missing” more than 4 million jobs compared to pre-pandemic levels of employment. Labor market participation remained historically low due to a combination of virus concerns, childcare issues, accelerated retirements, generous unemployment benefits and excess savings, and a rethink of work-related priorities. The labor shortage presented real problems for businesses and supply chains. Backlogs at ports and shipping delays increased transportation and shipping costs for businesses, as well as broader input prices. Inflation, as measured by the headline Consumer Price Index, spiked to 6.2% year-over-year in October - the highest rate since 1990. Concerns around rising prices outstripping wages and real purchasing power weighed on consumer sentiment. Near the end of the period, the virus once again began to recede, helping to continue the recovery of the services side of the economy.

Outside of the U.S., the economic picture was dominated by many of the same themes, including supply chain disruptions, a semiconductor shortage, a tight labor market, and rolling waves of virus resurgence. In addition, the Chinese economy struggled under a more stringent regulatory environment and deflating of the country’s property market bubble. The Chinese economy reported growth of just 0.2% annualized. The delta variant and semiconductor shortage weighed on the economies of countries more reliant on manufacturing and autos, such as Japan and Germany. For the second time in three quarters of 2021, Japan’s economy contracted.

Bond markets

Fixed income markets delivered positive returns over the period. Credit and high-yield indices outperformed investment grade municipal bonds. In defiance to the expectations of many market participants, interest rates fell through July before rising in August, September, and October. However, the 10-year Treasury yield ended October slightly lower than it began the period in late May, helping returns for fixed income. The market anticipated the Federal Reserve’s tapering of asset purchases (quantitative easing) to begin before the end of 2022. Volatility in the bond market, as measured by the ICE BofA MOVE Index, increased to the highest level since the onset of the pandemic.

For the six-month period May 1, 2021 to October 31, 2021, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]
1.01%	1.06%	2.43%	0.01%	2.36%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

ii

Equity markets

Global equity markets displayed a wide range of returns across major asset classes. The U.S. large cap equity market continued its dominance, outpacing U.S. small cap, international developed, and emerging market equities. September introduced the first bit of volatility in 2021, with the S&P 500® pulling back 5% before surging forward in October with one of the best monthly returns in years. U.S. small cap delivered weaker returns as inflationary concerns and supply chain disruptions weighed on smaller companies. International developed equities delivered positive absolute returns but trailed U.S. large cap as the supply chain disruptions, China economic weakness, and delta variant presented headwinds to the asset class. Emerging market equities severely underperformed as a result of Chinese regulations, property market weakness, a very strict zero-tolerance policy for Covid-19, and supply chain disruptions.

For the six-month period May 1, 2021 to October 31, 2021, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]
10.91%	1.85%	4.14%	-4.87%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2021

October 31, 2021 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2021 (unaudited)

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.25	0.05%
Institutional Class	$1,000.00	$1,000.10	$0.25	0.05%
Select Class	$1,000.00	$1,000.10	$0.25	0.05%
Service Class	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.95	$0.26	0.05%
Institutional Class	$1,000.00	$1,024.95	$0.26	0.05%
Select Class	$1,000.00	$1,024.95	$0.26	0.05%
Service Class	$1,000.00	$1,024.95	$0.26	0.05%

WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.20	0.04%
Institutional Class	$1,000.00	$1,000.10	$0.20	0.04%
Select Class	$1,000.00	$1,000.10	$0.20	0.04%
Service Class	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,025.00	$0.20	0.04%
Institutional Class	$1,000.00	$1,025.00	$0.20	0.04%
Select Class	$1,000.00	$1,025.00	$0.20	0.04%
Service Class	$1,000.00	$1,025.00	$0.20	0.04%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Repurchase Agreements	52.5%
U.S. Treasury Obligations	41.7%
U.S. Government Agency Obligations	6.1%
Money Market Fund	1.9%
Other Assets and Liabilities - Net(1)	(2.2)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.1%

FEDERAL FARM CREDIT BANK (FFCB) – 1.0%
(1 Month USD LIBOR + 0.02%), 0.11%, 11/26/21Δ	$25,000,000	$25,000,000
(SOFR + 0.20%), 0.25%, 06/23/22Δ	40,000,000	40,000,000
(SOFR + 0.06%), 0.11%, 10/21/22Δ	10,000,000	10,000,000
(SOFR + 0.06%), 0.11%, 01/20/23Δ	9,000,000	9,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$84,000,000

FEDERAL FARM CREDIT DISCOUNT NOTES – 0.3%
0.09%, 09/14/22‡	20,000,000	19,984,150

FEDERAL HOME LOAN BANK (FHLB) – 2.4%
0.05, 02/07/22	50,000,000	49,998,845
(SOFR + 0.06%), 0.11%, 11/18/22Δ	50,000,000	50,000,000
(SOFR + 0.06%), 0.11%, 12/08/22Δ	50,000,000	50,000,000
(SOFR + 0.06%), 0.11%, 12/16/22Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$199,998,845

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%
0.24%, 06/02/22Δ	50,000,000	50,000,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%
(SOFR + 0.30%), 0.35%, 01/07/22Δ	25,000,000	25,000,000
(SOFR + 0.39%), 0.44%, 04/15/22Δ	50,000,000	50,000,000
(SOFR + 0.32%), 0.37%, 04/27/22Δ	25,000,000	25,000,000
(SOFR + 0.20%), 0.25%, 06/15/22Δ	50,000,000	50,000,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$150,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $503,982,995)		$503,982,995

U.S. TREASURY OBLIGATIONS – 41.7%

U.S. TREASURY BILLS – 36.2%
0.05%, 11/02/21‡	100,000,000	99,999,861
0.05%, 11/04/21‡	370,000,000	369,998,458
0.05%, 11/09/21‡	236,475,000	236,472,373
0.06%, 11/18/21‡	25,000,000	24,999,351

Description	Par Value	Value

0.05%, 11/23/21‡	$150,000,000	$149,995,417
0.06%, 11/30/21‡	150,000,000	149,993,354
0.04%, 12/16/21‡	265,000,000	264,986,750
0.06%, 12/23/21‡	90,000,000	89,994,800
0.04%, 12/28/21‡	65,000,000	64,995,883
0.06%, 12/30/21‡	100,000,000	99,990,986
0.05%, 01/06/22‡	135,850,000	135,837,547
0.05%, 01/27/22‡	430,000,000	429,947,679
0.05%, 02/15/22‡	120,470,000	120,452,264
0.06%, 02/22/22‡	160,000,000	159,972,378
0.06%, 03/01/22‡	185,000,000	184,966,366
0.05%, 03/17/22‡	50,000,000	49,990,556
0.06%, 04/14/22‡	40,000,000	39,989,978
0.06%, 04/21/22‡	130,000,000	129,962,950
0.08%, 07/14/22‡	175,000,000	174,907,031

TOTAL U.S. TREASURY BILLS		$2,977,453,982

U.S. TREASURY NOTES – 5.5%

1.88%, 08/31/22	70,000,000	71,044,757

(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 0.10%, 01/31/23Δ	85,000,000	85,004,303

(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 0.09%, 04/30/23Δ	296,140,500	296,149,267

TOTAL U.S. TREASURY NOTES		$452,198,327

TOTAL U.S. TREASURY OBLIGATIONS (COST $3,429,652,309)		$3,429,652,309

	Number of Shares

MONEY MARKET FUND – 1.9%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	154,571,787	154,571,787

TOTAL MONEY MARKET FUND (COST $154,571,787)		$154,571,787

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

3        PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 52.5%

CIBC World Market Corp., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $100,000,417, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 1/15/25 to 5/15/48; total market value $100,000,016.	$100,000,000	$100,000,000

Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $325,001,354, collateralized by U.S. Treasury Securities, 0.13% to 0.25%, maturing 4/15/22 to 7/15/29; total market value $331,500,060.	325,000,000	325,000,000

Federal Reserve Bank of New York, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $3,200,013,333, collateralized by U.S. Treasury Securities, 0.13% to 1.63%, maturing 8/31/22 to 8/15/50; total market value $3,200,013,341.	3,200,000,000	3,200,000,000

FICC Bank of New York, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $375,001,563, collateralized by U.S. Treasury Securities, 0.00% to 1.75%, maturing 2/24/22 to 5/15/22; total market value $382,500,009.	375,000,000	375,000,000

Description	Par Value	Value

Mizuho Securities USA, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $100,000,417, collateralized by U.S. Treasury Securities, 0.13% to 1.50%, maturing 11/30/22 to 10/31/24; total market value $102,000,006.	$100,000,000	$100,000,000

TD Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $225,000,938, collateralized by U.S. Treasury Securities, 0.13% to 2.88%, maturing 5/31/22 to 5/15/28; total market value $229,500,085.	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,325,000,000)		$4,325,000,000

TOTAL INVESTMENTS – 102.2% (COST $8,413,207,091)		$8,413,207,091

OTHER ASSETS LESS LIABILITIES – (2.2)%		(184,296,022)

TOTAL NET ASSETS – 100.0%		$8,228,911,069

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Government Agency Obligations	$—	$503,982,995	$—	$503,982,995

U.S. Treasury Obligations	—	3,429,652,309	—	3,429,652,309

Money Market Fund	154,571,787	—	—	154,571,787

Repurchase Agreements	—	4,325,000,000	—	4,325,000,000

Total	$154,571,787	$8,258,635,304	$—	$8,413,207,091

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2021, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	78.8%
Repurchase Agreements	22.3%
Money Market Fund	1.5%
Other Assets and Liabilities - Net(1)	(2.6)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2021 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 78.8%

U.S. TREASURY BILLS – 62.2%
0.05%, 11/02/21‡	$102,900,000	$102,899,857
0.05%, 11/04/21‡	57,680,000	57,679,760
0.05%, 11/09/21‡	75,000,000	74,999,167
0.06%, 11/18/21‡	75,000,000	74,998,052
0.05%, 11/23/21‡	28,000,000	27,999,144
0.06%, 11/30/21‡	50,000,000	49,997,785
0.04%, 12/16/21‡	50,000,000	49,997,500
0.06%, 12/23/21‡	8,540,000	8,539,322
0.06%, 12/30/21‡	20,270,000	20,268,173
0.05%, 01/06/22‡	50,000,000	49,995,417
0.05%, 01/13/22‡	30,160,000	30,156,942
0.05%, 01/27/22‡	51,530,000	51,523,659
0.05%, 02/15/22‡	100,000,000	99,985,278
0.06%, 02/22/22‡	14,450,000	14,447,505
0.06%, 03/01/22‡	36,880,000	36,873,295
0.05%, 03/17/22‡	14,600,000	14,597,242
0.06%, 04/07/22‡	50,000,000	49,988,007
0.06%, 04/14/22‡	14,165,000	14,161,451
0.06%, 04/21/22‡	31,950,000	31,940,894
0.08%, 07/14/22‡	7,440,000	7,436,047
0.08%, 08/11/22‡	9,300,000	9,294,151

TOTAL U.S. TREASURY BILLS		$877,778,648

U.S. TREASURY NOTES – 16.6%
(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 0.21%, 01/31/22Δ	75,000,000	75,021,351
(U.S. Treasury 3 Month Bill Money Market Yield + 0.06%), 0.11%, 07/31/22Δ	50,000,000	49,999,999
1.88%, 08/31/22	15,000,000	15,223,877
(U.S. Treasury 3 Month Bill Money Market Yield + 0.06%), 0.11%, 10/31/22Δ	25,000,000	25,003,155
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 0.10%, 01/31/23Δ	15,000,000	15,000,759

Description	Par Value	Value

(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 0.09%, 04/30/23Δ	$55,000,000	$55,001,513

TOTAL U.S. TREASURY NOTES		$235,250,654

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,113,029,302)		$1,113,029,302

	Number of Shares

MONEY MARKET FUND – 1.5%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 0.01%^	20,985,965	20,985,965

TOTAL MONEY MARKET FUND (COST $20,985,965)		$20,985,965

	Par Value

REPURCHASE AGREEMENTS – 22.3%

Deutsche Bank Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $15,000,063, collateralized by U.S. Treasury Security, 0.00%, maturing 4/28/22; total market value $15,300,012.	$15,000,000	15,000,000

FICC Bank of New York, 0.05%, dated 10/29/21, due 11/01/21, repurchase price $125,000,521, collateralized by U.S. Treasury Security, 0.00%, maturing 11/02/21; total market value $127,500,063.	125,000,000	125,000,000

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

5                    PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Description	Par Value	Value

TD Securities, Inc., 0.05%, dated 10/29/21, due 11/01/21, repurchase price $175,000,729, collateralized by U.S. Treasury Securities, 0.13% to 2.75%, maturing 2/28/22 to 1/15/24; total market value $178,500,021.	$175,000,000	$175,000,000

TOTAL REPURCHASE AGREEMENTS (COST $315,000,000)		$315,000,000

TOTAL INVESTMENTS – 102.6% (COST $1,449,015,267)		$1,449,015,267

OTHER ASSETS LESS LIABILITIES – (2.6)%		(37,038,301)

TOTAL NET ASSETS – 100.0%		$1,411,976,966

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Treasury Obligations	$—	$1,113,029,302	$—	$1,113,029,302

Money Market Fund	20,985,965	—	—	20,985,965

Repurchase Agreements	—	315,000,000	—	315,000,000

Total	$20,985,965	$1,428,029,302	$—	$1,449,015,267

‡	The rate shown reflects the effective yield at purchase date.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES        6

October 31, 2021 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$8,413,207,091	$1,449,015,267

Investments in securities, at value (including repurchase agreements of $ 4,325,000,000 and $ 315,000,000, respectively)	$8,413,207,091	$1,449,015,267
Cash	83,018	72,888
Income receivable	339,275	50,451
Due from advisor	66,597	38,892
Receivable for shares sold	1,500,376	16,136
Prepaid assets	71,381	40,586

TOTAL ASSETS	8,415,267,738	1,449,234,220

LIABILITIES:
Payable for investments purchased	184,966,366	36,873,295
Income distribution payable	66,886	13,161
Payable for shares redeemed	397	5,313
Payable for Trustees’ fees	8,910	8,910
Payable for administration fees	205,998	37,590
Other accrued expenses	1,108,112	318,985

TOTAL LIABILITIES	186,356,669	37,257,254

NET ASSETS	$8,228,911,069	$1,411,976,966

NET ASSETS CONSIST OF:
Paid-in capital	$8,228,922,962	$1,411,978,616
Distributable earnings (loss)	(11,893)	(1,650)

TOTAL NET ASSETS	$8,228,911,069	$1,411,976,966

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,262,649,283	$476,983,379

Shares outstanding (unlimited shares authorized)	1,262,897,255	477,024,249

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class
Net Assets	$2,065,088,558	$381,216,431

Shares outstanding (unlimited shares authorized)	2,065,157,393	381,218,060

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class
Net Assets	$4,290,638,691	$553,506,879

Shares outstanding (unlimited shares authorized)	4,291,106,269	553,520,913

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class
Net Assets	$610,534,537	$270,277

Shares outstanding (unlimited shares authorized)	610,494,439	270,276

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

7        STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2021 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$6,737	$1,369
Interest	2,320,912	359,755

TOTAL INVESTMENT INCOME	2,327,649	361,124

EXPENSES:
Investment advisory fees	10,306,046	1,883,206
Administration fees	1,239,762	226,774
Portfolio accounting and administration fees	728,543	137,155
Custodian fees	70,292	18,315
Transfer and dividend disbursing agent fees and expenses	30,482	6,121
Trustees’ fees	26,986	26,986
Professional fees	82,753	53,359
Distribution services fee—Administrative Class	1,681,838	610,321
Distribution services fee—Service Class	1,056,298	314
Shareholder services fee—Administrative Class	1,681,838	610,321
Shareholder services fee—Select Class	5,026,253	870,085
Shareholder services fee—Service Class	1,056,298	314
Share registration costs	27,724	26,345
Printing and postage	107,180	13,642
Miscellaneous	176,128	61,949

TOTAL EXPENSES	23,298,421	4,545,207

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(10,880,421)	(2,168,058)
Waiver of distribution services fee—Administrative Class	(1,681,838)	(610,321)
Waiver of distribution services fee—Service Class	(1,056,298)	(314)
Waiver of shareholder services fee—Administrative Class	(1,681,838)	(610,321)
Waiver of shareholder services fee—Select Class	(5,026,253)	(870,085)
Waiver of shareholder services fee—Service Class	(1,056,298)	(314)

TOTAL WAIVERS AND REIMBURSEMENTS	(21,382,946)	(4,259,413)

Net expenses	1,915,475	285,794

Net investment income	412,174	75,330

REALIZED GAIN (LOSS):
Net realized gain (loss) on investments	6,033	1,108

Net realized gain (loss)	6,033	1,108

Change in net assets resulting from operations	$418,207	$76,438

See Notes which are an integral part of the Financial Statements

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS         8

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS:
Net investment income	$412,174	$1,041,200	$75,330	$195,750
Net realized gain (loss)	6,033	7,426	1,108	2,545

Change in net assets resulting from operations	418,207	1,048,626	76,438	198,295

DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Class	(66,109)	(152,116)	(25,788)	(39,384)
Institutional Class	(102,972)	(217,432)	(17,019)	(26,740)
Select Class	(202,875)	(581,212)	(33,628)	(135,783)
Service Class	(39,962)	(116,012)	(16)	(14)

Total distributions to shareholders	(411,918)	(1,066,772)	(76,451)	(201,921)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	1,889,095,379	4,472,553,609	609,183,934	1,029,083,011
Institutional Class	3,065,581,239	3,861,185,995	689,450,971	726,904,905
Select Class	3,327,579,882	7,402,591,546	680,785,453	1,884,749,795
Service Class	1,506,130,454	2,526,880,455	159,000	25,100
Distributions reinvested
Administrative Class	4	8	13	265
Institutional Class	604	1,945	—	—
Select Class	5,050	58,331	2,719	19,429
Service Class	5,095	41,767	14	14
Cost of shares redeemed
Administrative Class	(2,354,528,082)	(4,253,791,340)	(493,638,853)	(1,028,105,266)
Institutional Class	(2,735,950,616)	(3,871,471,223)	(509,391,299)	(576,535,436)
Select Class	(3,205,600,643)	(8,146,628,742)	(944,260,615)	(2,059,994,955)
Service Class	(2,086,312,338)	(2,504,394,230)	—	(102,000)

Change in net assets resulting from share transactions	(593,993,972)	(512,971,879)	32,291,337	(23,955,138)

Change in net assets	(593,987,683)	(512,990,025)	32,291,324	(23,958,764)
NET ASSETS:
Beginning of period	8,822,898,752	9,335,888,777	1,379,685,642	1,403,644,406

End of period	$8,228,911,069	$8,822,898,752	$1,411,976,966	$1,379,685,642

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	1,889,095,379	4,472,553,609	609,183,934	1,029,083,011
Institutional Class	3,065,581,239	3,861,185,995	689,450,971	726,904,905
Select Class	3,327,579,882	7,402,591,546	680,785,453	1,884,749,795
Service Class	1,506,130,454	2,526,880,455	159,000	25,100
Distributions reinvested
Administrative Class	4	8	13	265
Institutional Class	604	1,945	—	—
Select Class	5,050	58,331	2,719	19,429
Service Class	5,095	41,767	14	14
Shares redeemed
Administrative Class	(2,354,528,082)	(4,253,791,340)	(493,638,853)	(1,028,105,266)
Institutional Class	(2,735,950,616)	(3,871,471,223)	(509,391,299)	(576,535,436)
Select Class	(3,205,600,643)	(8,146,628,742)	(944,260,615)	(2,059,994,955)
Service Class	(2,086,312,338)	(2,504,394,230)	—	(102,000)

Net change resulting from share transactions	(593,993,972)	(512,971,879)	32,291,337	(23,955,138)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

9        FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.013	0.016	0.006	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)
Total Income (Loss) From Operations	0.000		0.000		0.013	0.016	0.006	0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.013)	(0.016)	(0.006)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.01%		1.21%	1.57%	0.56%	0.04%
Net Assets, End of Period (000’s)	$1,262,649		$1,728,081		$1,509,322	$1,297,285	$1,196,676	$1,516,147
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%		0.81%	0.82%	0.82%	0.89%
Net Expense(c),(e)	0.05	%(d)	0.15%		0.61%	0.62%	0.62%	0.42%

Net Investment Income	0.01	%(d)	0.01%		1.18%	1.57%	0.54%	0.04%
	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.016	0.019	0.009	0.001
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)
Total Income (Loss) From Operations	0.000		0.000		0.016	0.019	0.009	0.001
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.016)	(0.019)	(0.009)	(0.001)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.02%		1.56%	1.92%	0.91%	0.17%
Net Assets, End of Period (000’s)	$2,065,089		$1,735,456		$1,745,742	$427,114	$704,435	$359,524
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.31%		0.31%	0.32%	0.32%	0.34%
Net Expense(c),(e)	0.05	%(d)	0.14%		0.27%	0.27%	0.27%	0.27%

Net Investment Income	0.01	%(d)	0.01%		1.39%	1.92%	0.97%	0.21%
	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.015	0.018	0.008	0.001
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)
Total Income (Loss) From Operations	0.000		0.000		0.015	0.018	0.008	0.001
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.015)	(0.018)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.02%		1.46%	1.82%	0.81%	0.13%
Net Assets, End of Period (000’s)	$4,290,639		$4,168,651		$4,912,640	$4,410,116	$3,273,958	$3,671,694
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%		0.56%	0.57%	0.57%	0.61%
Net Expense(c),(e)	0.05	%(d)	0.15%		0.37%	0.37%	0.37%	0.33%

Net Investment Income	0.01	%(d)	0.01%		1.42%	1.82%	0.80%	0.15%

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)         10

	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.011	0.014	0.004	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)
Total Income (Loss) From Operations	0.000		0.000		0.011	0.014	0.004	0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.01%		1.08%	1.42%	0.41%	0.01%
Net Assets, End of Period (000’s)	$610,535		$1,190,711		$1,168,185	$1,191,211	$1,250,181	$1,364,106
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%		0.81%	0.82%	0.82%	0.88%
Net Expense(c),(e)	0.05	%(d)	0.15%		0.74%	0.77%	0.77%	0.46%

Net Investment Income	0.01	%(d)	0.01%		1.07%	1.41%	0.41%	0.01%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment manager and other service providers waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

11        FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.013		0.016	0.006	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.000		0.013		0.016	0.006	0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.013)		(0.016)	(0.006)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.01%		1.20%		1.58%	0.57%	0.03%
Net Assets, End of Period (000’s)	$476,983		$361,438		$360,463		$283,323	$340,788	$479,284
Ratios to Average Net Assets
Gross Expense(c)	0.83	%(d)	0.82%		0.83%		0.83%	0.84%	0.91%
Net Expense(c),(e)	0.04	%(d)	0.14%		0.59%		0.60%	0.60%	0.39%

Net Investment Income	0.01	%(d)	0.01%		1.15%		1.54%	0.53%	0.03%
	Six Months Ended October 31, 2021		Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.000		0.007
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000		$1.000

Total Return	0.01	%(b)	0.02%		0.61	%(b)
Net Assets, End of Period (000’s)	$381,216		$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(c)	0.33	%(d)	0.32%		0.32	%(d)
Net Expense(c),(e)	0.04	%(d)	0.12%		0.25	%(d)

Net Investment Income	0.01	%(d)	0.01%		1.18	%(d)
	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.015		0.018	0.008	0.001
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.000		0.015		0.018	0.008	0.001
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.015)		(0.018)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.02%		1.44%		1.83%	0.82%	0.12%
Net Assets, End of Period (000’s)	$553,507		$816,980		$992,205		$1,203,639	$790,207	$311,815
Ratios to Average Net Assets
Gross Expense(c)	0.58	%(d)	0.57%		0.58%		0.58%	0.59%	0.66%
Net Expense(c),(e)	0.04	%(d)	0.15%		0.35%		0.35%	0.35%	0.31%

Net Investment Income	0.01	%(d)	0.02%		1.45%		1.85%	0.89%	0.13%

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)        12

	Six Months Ended October 31, 2021		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000	(a)	0.011	0.014	0.004	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.000		0.011	0.014	0.004	0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.01%		1.07%	1.43%	0.42%	0.01%
Net Assets, End of Period (000’s)	$270		$111		$188	$85	$44	$31
Ratios to Average Net Assets
Gross Expense(c)	0.83	%(d)	0.83%		0.84%	0.83%	0.84%	0.90%
Net Expense(c),(e)	0.04	%(d)	0.17%		0.70%	0.75%	0.74%	0.42%
Net Investment Income	0.01	%(d)	0.01%		0.97%	1.40%	0.44%	0.01%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment manager and other service providers waived a portion of their fees.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

13        NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2021 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)        14

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2021, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
U.S. Government Money Market Fund
CIBC World Market Corp.	$100,000,000	$100,000,000	$—	$—
Deutsche Bank Securities, Inc.	325,000,000	325,000,000	—	—
Federal Reserve Bank of New York	3,200,000,000	3,200,000,000	—	—
FICC Bank of New York	375,000,000	375,000,000	—	—
Mizuho Securities USA	100,000,000	100,000,000	—	—
TD Securities, Inc.	225,000,000	225,000,000	—	—

	$4,325,000,000	$4,325,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$15,000,000	$15,000,000	$—	$—
FICC Bank of New York	125,000,000	125,000,000	—	—
TD Securities, Inc.	175,000,000	175,000,000	—	—

	$315,000,000	$315,000,000	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2021.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

15        NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2022, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Fund’s distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

	Current Contractual
	Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class
U.S. Government Money Market Fund	0.62%	0.27%	0.37%	0.77%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.35%	0.75%

In addition, WFMC has voluntarily agreed to waive and/or reimburse sufficient expenses of any class of the Funds to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of the Funds will maintain such a yield. WFMC may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion

	0.030%	on the next $2 billion

	0.025%	on the next $3 billion

	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion

	0.0150%	on the next $10 billion

	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2021, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds ‘Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)        16

For the six months ended October 31, 2021, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Distribution
Fund	Fees

U.S. Government Money Market Fund	$—
U.S. Treasury Money Market Fund	—

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2021, M&T received shareholder services fees, net of waivers, paid by the Funds as follows:

Shareholder
Services
Fund	Fees

U.S. Government Money Market Fund	$—
U.S. Treasury Money Market Fund	—

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

17        NOTES TO FINANCIAL STATEMENTS (concluded)

1.25% per annum over the greater of the Federal Funds Rate or the one month London Interbank Offered Rate (“LIBOR”). The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2022.

The Funds did not utilize the LOC during the six months ended October 31, 2021.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2021 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2021, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

19        Semi-Annual Report

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2021. The Board considered management’s explanation that the Fund’s peer group performance is tightly grouped within a small range, and that the Fund’s performance was in line with that of other government money market funds.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2021.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Funds’ Form N-MFPs are available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2021 (unaudited) / SEMI-ANNUAL REPORT

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2021 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809
1100 North Market Street
9th Floor
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, PA 19103
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MM-1021
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	No applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Wilmington Funds

By (Signature and Title)* /s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Executive Officer)

Date    January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Executive Officer)

Date    January 4, 2022

By (Signature and Title)* /s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date    January 4, 2022

* Print the name and title of each signing officer under his or her signature.